UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE AB PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2017

Date of reporting period: February 28, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

FEB    02.28.17

SEMI-ANNUAL REPORT

AB TAX-MANAGED WEALTH

STRATEGIES

+	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY
+	AB TAX-MANAGED BALANCED WEALTH STRATEGY

Investment Products Offered

•Are Not FDIC Insured •May Lose Value •Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

April 16, 2017

Semi-Annual Report

This report provides management’s discussion of fund performance for the portfolios of AB Tax-Managed Wealth Strategies (the “Strategies” and individually a “Strategy”) for the semi-annual reporting period ended February 28, 2017.

At meetings held on January 31-February 1, 2017, the Tax-Managed Balanced Wealth Strategy’s Board of Trustees approved changes to the Strategy’s name, investment objective and principal strategies, which will take effect on or about April 17, 2017. The Strategy is expected to be renamed “AB Tax-Managed All Market Income Portfolio.”

On January 30, 2017, the Tax-Managed Conservative Wealth Strategy was liquidated.

All of the Strategies invest in Underlying Portfolios that are intended to provide additional diversification by seeking returns that are less sensitive to the general direction of the equity markets. These Underlying Portfolios include the Multi-Manager Alternative Strategies Fund, which is designed to provide exposure to non-traditional and alternative investment strategies through investments allocated to various sub-advisers selected and overseen by AllianceBernstein L.P. (the “Adviser”). These investments will be primarily in four different alternative investment strategies—long/short equity, special situations, credit and global macro. Also in this category is the All Market Real

Return Portfolio, which invests primarily in instruments that the Adviser expects to outperform broad equity markets during periods of rising inflation. This Underlying Portfolio invests primarily in inflation-indexed securities, commodity-related equity securities, commodities (principally through derivative instruments), real estate equity securities and inflation-sensitive equity securities.

As part of their diversification investments, the Strategies invest in the Volatility Management Portfolio. This Underlying Portfolio is designed to reduce the overall effect of equity market volatility on the Strategies’ portfolios and the effects of adverse market conditions on their performance. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce the Underlying Portfolio’s equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategies’ investments in equity securities.

For the Strategies’ traditional equity investments, the Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, the Adviser is able to draw on the

AB TAX-MANAGED WEALTH STRATEGIES •	1

resources and expertise of multiple growth and value equity investment teams, specializing in different capitalization ranges and geographic regions (US and non-US), which are supported by equity research analysts specializing in growth and equity research analysts specializing in value research.

The Strategies also may enter into forward commitments, make short sales of securities or maintain a short position, invest in rights or warrants, and may invest in the securities of companies in emerging markets.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Strategies may, from time to time, invest in currency-related derivatives, including forward currency exchange contracts, futures contracts, options on futures contracts, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives. The Strategies may enter into other derivatives transactions, such as options, futures contracts, forwards and swaps.

AB Tax-Managed

Wealth Appreciation Strategy

Investment Objective and Policies

The Tax-Managed Wealth Appreciation Strategy’s investment objective is long-term growth of capital. The Strategy invests in a portfolio of equity securities that is designed as a solution for investors who seek tax-efficient equity returns but also want broad diversification of the related risks across styles, capitalization ranges and geographic regions. The Strategy may also invest in certain Underlying Portfolios with additional investment styles, which, while not necessarily tax-efficient, are designed to add diversification to the Strategy’s investments. The Strategy targets a weighting of approximately 73% in equity securities of companies, or traditional equity investments, and approximately 28% in diversification investments. In managing the Strategy, the Adviser efficiently diversifies between growth and value equity investment styles, between US and non-US markets and among diversification investments. Normally, the Strategy targets an equal weighting of growth and value style stocks (50% each) for the traditional equity component of the Strategy, with approximately 60% of each equity style invested in US companies and the remaining 40% in non-US companies.

The Adviser will allow the relative weightings of the Strategy’s investments in traditional equity

2	• AB TAX-MANAGED WEALTH STRATEGIES

growth and value, and in US and non-US company securities, to vary in response to market conditions, but ordinarily only by ±5% of the Strategy’s net assets. Beyond those ranges, the Adviser will rebalance the Strategy toward the targeted blend. However, under extraordinary circumstances, such as when market conditions favoring one investment style are compelling, the range may expand to ±10% of the Strategy’s net assets. The Strategy’s targeted percentages may change from time to time without notice to shareholders based on the Adviser’s assessment of market conditions.

The Strategy invests approximately 8% of its assets in the Multi-Manager Alternative Strategies Fund, approximately 5% in the All Market Real Return Portfolio and approximately 15% in the Volatility Management Portfolio.

AB Tax-Managed

Balanced Wealth Strategy

Investment Objective and Policies

Prior to April 17, 2017:

The Tax-Managed Balanced Wealth Strategy’s investment objective is to achieve the highest total return consistent with the Adviser’s determination of reasonable risk. The Strategy invests in a portfolio of equity and debt securities that is designed as a solution for investors who seek a moderate tilt toward tax-efficient equity returns but also want the risk diversification offered by tax-exempt debt securities and the broad diversification of their equity risk across styles, capitalization ranges and geographic regions. The Strategy may also invest in certain Underlying Portfolios with additional investment styles, which, while not necessarily tax-efficient, are designed to add diversification to the Strategy’s investments. In managing the Strategy, the Adviser efficiently diversifies between the debt and equity investment styles and in diversification investments to produce the desired risk/return profile of the Strategy. The Strategy targets a weighting of 29% equity securities of companies, or traditional equity investments, 41% traditional tax-exempt debt securities and 30% diversification investments (a portion of which includes tax-exempt debt securities) with a goal of providing moderate upside potential without excessive volatility. Within the Strategy’s traditional equity component, the targeted blend is an equal weighting of growth and value style stocks (50% each), with approximately 60% of each equity style invested in US companies and the remaining 40% in non-US companies.

The Adviser will allow the relative weightings of the Strategy’s investments in equity and debt, growth and value, and in US and non-US company securities, to vary in response to market conditions, but ordinarily only by ±5% of the Strategy’s net assets. Beyond those ranges, the Adviser will

AB TAX-MANAGED WEALTH STRATEGIES •	3

rebalance the Strategy toward the targeted blend. However, under extraordinary circumstances, such as when market conditions favoring one investment style are compelling, the range may expand to ±10% of the Strategy’s net assets. The Strategy’s targeted percentages may change from time to time without notice to shareholders based on the Adviser’s assessment of market conditions.

The Strategy invests approximately 6% of its assets in the Multi-Manager Alternative Strategies Fund, approximately 3% in the All Market Real Return Portfolio and approximately 11% in the Volatility Management Portfolio.

The Strategy intends to meet the tax requirement for passing municipal bond interest through to Strategy shareholders as tax-exempt interest dividends (currently requires that at least 50% of the Strategy’s assets be invested in tax-exempt debt securities). In the event that the Internal Revenue Code or the related rules, regulations and interpretations of the Internal Revenue Service should, in the future, change so as to permit the Strategy to pass through tax-exempt dividends when the Strategy invests less than 50% of its assets in tax-exempt debt securities, the targeted blend for the Strategy may become 60% equity securities and 40% debt securities.

In selecting tax-exempt fixed-income investments for the Strategy’s debt investments, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings, which may include subspecialties. These fixed-income teams draw on the resources and expertise of the Adviser’s internal fixed-income research staff, which includes fixed-income research analysts and economists. The Strategy’s fixed-income securities will primarily be investment-grade debt securities, but may also include lower-rated securities (“junk bonds”). The Strategy will not invest more than 25% of its total assets in securities rated at the time of purchase below investment-grade.

With the goal of protecting against inflation risk in addition to its investment in the All Market Real Return Portfolio, the Strategy may (i) allocate approximately 10% of the Strategy’s portfolio from traditional municipal bonds to inflation-indexed securities, including inflation-indexed municipal securities, (ii) enter into inflation Consumer Price Index (“CPI”) swap agreements or other types of swap agreements that the Adviser believes offer protection against inflation risk, with a combined notional amount of approximately 10% of the Strategy’s assets, or (iii) use a combination of the foregoing so that approximately 10% of the Strategy’s direct investments are “inflation-indexed”.

The Strategy may invest up to 10% of its total assets in the securities of companies in emerging markets.

4	• AB TAX-MANAGED WEALTH STRATEGIES

Effective April 17, 2017:

The Strategy is expected to be renamed “AB Tax-Managed All Market Income Portfolio” (the “Fund”).

The Fund’s investment objective will be to seek current income with consideration of capital appreciation.

The Adviser will allocate the Fund’s investments primarily among a broad range of income-producing securities, including common stock of companies that regularly pay dividends (including real estate investment trusts), preferred stocks, fixed-income securities, and derivatives related to these types of securities. The Fund will pursue a global strategy, typically investing in securities of issuers located in the United States and in other countries throughout the world, including emerging market countries.

In selecting equity securities for the Fund, the Adviser will focus on securities that have high dividend yields and that it believes are undervalued by the market relative to their long-term earnings potential. In order to provide diversification and the opportunity for increased return, the Adviser will also acquire equity securities for the Fund that are expected to exhibit relatively little correlation with the returns of the Fund’s holdings in high dividend yield equity securities.

In addition, the Fund may engage in certain alternative income strategies that generally utilize derivatives to diversify sources of income and manage risk. For example, the Fund may take long positions in currency derivatives on higher yielding currencies and/or short positions in currency derivatives on lower yielding currencies.

The Adviser will adjust the Fund’s investment exposure utilizing the Adviser’s Dynamic Asset Allocation (“DAA”) approach. DAA comprises a series of analytical and forecasting tools employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. DAA seeks to adjust the Acquiring Fund’s investment exposure in changing market conditions and thereby reduce overall portfolio volatility by mitigating the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce the Fund’s risk exposure to one or more asset classes when DAA suggests that market risks relevant to those asset classes are rising but return opportunities are declining. In addition to merely increasing or decreasing asset class exposure by buying or selling securities of that asset class, the Adviser may pursue DAA implementation for the Fund by investing in derivatives or exchange-traded funds (“ETFs”).

The Adviser intends to utilize a variety of derivatives in its management of the Fund. The Adviser may use derivatives to gain exposure to an asset class, such as

AB TAX-MANAGED WEALTH STRATEGIES •	5

using interest rate derivatives to gain exposure to certain bonds. As noted above, the Adviser may separately pursue certain alternative investment strategies that utilize derivatives, and may enter into derivatives in making the adjustments called for by DAA. As a result of the use of derivatives, the Fund will frequently be leveraged in the sense that its gross investment exposure substantially exceeds its net assets.

Currency exchange rate fluctuation can have a dramatic impact on returns. The Fund’s foreign currency exposures will come from investment in securities priced or denominated in foreign currencies and from direct holdings in foreign currencies and currency-related derivatives. The Adviser may seek to hedge all or a portion of the currency exposure resulting from Fund investments or decide not to hedge this exposure.

Investment Results

The tables on pages 12-13 show performance for each Strategy compared to its respective benchmarks for the six- and 12-month periods ended February 28, 2017. Each Strategy’s blended benchmark is as follows: Tax-Managed Wealth Appreciation Strategy, 60% Standard & Poor’s (“S&P”) 500 Index / 40% Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) ex-US; Tax-Managed Balanced Wealth Strategy, 50% Bloomberg Barclays 5-Year General Obligation

(“GO”) Municipal Bond Index / 50% S&P 500 Index.

All share classes of the Tax-Managed Wealth Appreciation Strategy underperformed the primary and blended benchmarks for the six and 12-month periods, before sales charges; versus the secondary benchmark, all share classes outperformed for the six-month period and underperformed for the 12-month period. For the six-month period, all investment style components contributed positively to absolute performance. Versus their respective style benchmarks, performance was mixed; notably, US value and Multi-Manager Alternative Strategies Fund outperformed, while non-US growth and Volatility Management Portfolio underperformed. For the 12-month period, all investment style components contributed positively to absolute performance. Versus their respective style benchmarks, most components underperformed, although non-US value and Multi-Manager Alternative Strategies Fund outperformed. The Strategy utilized derivatives in the form of futures and forwards for hedging and investment purposes, which added to absolute performance for both periods.

For both periods, all class shares of the Tax-Managed Balanced Wealth Strategy outperformed the primary benchmark before sales charges, while underperforming the secondary and blended benchmarks. For

6	• AB TAX-MANAGED WEALTH STRATEGIES

the six-month period, all investment style components contributed positively to absolute performance, with the exception of intermediate municipal. Versus their respective style benchmarks, performance was mixed; notably, inflation protection and Multi-Manager Alternative Strategies Fund outperformed, while non-US growth and Volatility Management Portfolio underperformed. For the 12-month period, all style components contributed positively to absolute performance. Versus their respective style benchmarks, performance was mixed; notably, inflation protection and Multi-Manager Alternative Strategies Fund outperformed, while Volatility Management Portfolio and Multi-Asset Real Return Portfolio underperformed. The Strategy utilized derivatives in the form of futures, forwards, inflation swaps and interest rate swaps, for hedging and investment purposes. Futures had no material impact on performance for the six-month period, and added to absolute performance for 12-month period; forwards, inflation swaps and interest rate swaps added to performance for both periods.

Market Review and Investment Strategy

Global equities rose during the six-month period ended February 28, 2017. US stocks outperformed, while emerging-market and international equities both delivered solid results. US dollar strength greatly enhanced returns in other currencies.

In fixed-income markets, global bonds decreased in absolute terms (bond yields move inversely to price). Although emerging-market local-currency government bonds posted negative returns in the period, they outperformed developed-market treasuries which, in turn, finished just ahead of investment-grade credit securities. Global high yield rallied in the period. Developed-market yields rose across the board, while elsewhere they generally fell along the short end of the curve.

President Trump’s unexpected election victory and first forays into governing strongly impacted markets. Initial speculation over economic and trade policy changes—as well as inflation—was somewhat overshadowed by a new US travel ban. By the end of the period, questions remained regarding how the new administration and Congress would approach fiscal stimulus, tax reform and deregulation, yet optimism continued.

Markets were also influenced by central bank measures. The European Central Bank surprised markets in early December with its decision to reduce the monthly pace of its asset purchase program, though investors were mollified by its pledge for a “sustained presence” in euro-area markets. In contrast, the US Federal Reserve raised official rates in December and signaled a drastic increase in the likelihood of a rate hike in March.

AB TAX-MANAGED WEALTH STRATEGIES •	7

The Tax-Managed Balanced Wealth Strategy’s municipal components may purchase municipal securities that are insured under policies issued by certain insurance companies. Historically, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most fund insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline. As of February 28, 2017, the Strategy’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity were 6.99% and 0.00%, respectively.

The Strategy’s Senior Investment Management Team believes that downgrades in insurance company ratings or insurance company insolvencies present limited risk to the Strategy. The municipal components generally invest in investment-grade securities, as the underlying credit quality of the insured municipal securities reduces the risk of a significant reduction in the value of the insured municipal security.

8	• AB TAX-MANAGED WEALTH STRATEGIES

DISCLOSURES AND RISKS

Benchmark Disclosure

All indices are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Index includes 500 US stocks and is a common representation of the performance of the overall US stock market. The MSCI ACWI ex-US (free float-adjusted, market capitalization weighted) represents the equity market performance of developed and emerging markets, excluding the United States. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. The Bloomberg Barclays 5-Year GO Municipal Bond Index represents the performance of long-term, investment-grade tax-exempt bonds with maturities ranging from four to six years. Net returns include the reinvestment of dividends after deduction of non-US withholding tax; gross returns include reinvestment of dividends prior to such deduction. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Strategies.

A Word About Risk

The Strategies may employ strategies that take into account the tax impact of buy and sell decisions on the Strategies’ shareholders. While the Strategies seek to maximize after-tax returns, there can be no assurance that the strategies will be effective, and the use of these strategies may affect the gross returns of the Strategies. The Strategies may not be suitable for tax-advantaged accounts, such as qualified retirement plans. The Strategies allocate their investments among multiple asset classes which will include US and foreign securities. The Tax-Managed Balanced Wealth Strategy will include both equity and fixed-income securities.

Market Risk: The value of the Strategies’ assets will fluctuate as the stock, bond or commodities markets fluctuate. The value of their investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

Foreign (Non-US) Risk: The Strategies’ investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened if the Strategies invest in securities of emerging-market countries, where there may be an increased amount of economic, political and social instability.

(Disclosures, Risks and Note about Historical Performance continued on next page)

AB TAX-MANAGED WEALTH STRATEGIES •	9

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Strategies’ investments or reduce their returns.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Allocation Risk: The allocation of investments among different investment styles, such as equity or debt, growth or value, US or non-US securities, or diversification strategies, may have a more significant effect on the Strategies’ net asset value (“NAV”), when one of these investments is performing more poorly than another.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategies and may be subject to counterparty risk to a greater degree than more traditional investments.

Credit Risk: (Tax-Managed Balanced Wealth Strategy) An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

Interest Rate Risk: (Tax-Managed Balanced Wealth Strategy) Changes in interest rates will affect the value of the Strategy’s investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Strategy may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Municipal Market Risk: (Tax-Managed Balanced Wealth Strategy) This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Strategy’s investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax

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10	• AB TAX-MANAGED WEALTH STRATEGIES

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

status of municipal securities, or the rights of investors in these securities. To the extent that the Strategy invests more of its assets in a particular state’s municipal securities, the Strategy may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Strategy’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

These risks are fully discussed in the Strategies’ prospectus. As with all investments, you may lose money by investing in the Strategies.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Strategies will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Strategies have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategies’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

AB TAX-MANAGED WEALTH STRATEGIES •	11

Disclosures and Risks

TAX-MANAGED WEALTH APPRECIATION STRATEGY

HISTORICAL PERFORMANCE

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2017 (unaudited)	NAV Returns
	6 Months	12 Months
AB Tax-Managed Wealth Appreciation Strategy*
Class A	6.38%	18.39%

Class B†	5.94%	17.53%

Class C	5.95%	17.53%

Advisor Class‡	6.49%	18.63%

Primary Benchmark: S&P 500 Index	10.01%	24.98%

Secondary Benchmark: MSCI ACWI ex-US	5.15%	19.31%

Blended Benchmark: 60% S&P 500 Index / 40% MSCI ACWI ex-US	8.10%	22.78%

*    Includes the impact of a non-recurring refund for overbilling of prior years’ custody out of pocket fees, which enhanced performance for the six- and 12-month periods ended February 28, 2017, by 0.01% and 0.01%, respectively.

†     Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

‡     Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Disclosures, Risks and Note about Historical Performance on pages 9-11.

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Historical Performance

TAX-MANAGED BALANCED WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2017 (unaudited)	NAV Returns
	6 Months	12 Months
AB Tax-Managed Balanced Wealth Strategy*
Class A	2.07%	7.87%

Class B†	1.62%	7.02%

Class C	1.68%	6.96%

Advisor Class‡	2.20%	8.08%

Primary Benchmark: Bloomberg Barclays 5-Year GO Municipal Bond Index	-1.25%	-0.19%

Secondary Benchmark: S&P 500 Index	10.01%	24.98%

Blended Benchmark: 50% Bloomberg Barclays 5-Year GO Municipal Bond Index / 50% S&P 500 Index	4.30%	11.85%

*    Includes the impact of a non-recurring refund for overbilling of prior years’ custody out of pocket fees, which enhanced performance for the six- and 12-month periods ended February 28, 2017, by 0.09% and 0.09%, respectively.

†     Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

‡     Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

See Disclosures, Risks and Note about Historical Performance on pages 9-11.

(Historical Performance continued on next page)

AB TAX-MANAGED WEALTH STRATEGIES •	13

Historical Performance

TAX-MANAGED WEALTH APPRECIATION STRATEGY

HISTORICAL PERFORMANCE

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AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2017 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	18.39%	13.37%
5 Years	8.20%	7.27%
10 Years	2.75%	2.30%

Class B Shares
1 Year	17.53%	13.53%
5 Years	7.40%	7.40%
10 Years(a)	2.12%	2.12%

Class C Shares
1 Year	17.53%	16.53%
5 Years	7.42%	7.42%
10 Years	2.00%	2.00%

Advisor Class Shares*
1 Year	18.63%	18.63%
5 Years	8.48%	8.48%
10 Years	3.02%	3.02%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.25%, 2.01%, 2.00% and 1.00% for Class A, Class B, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursement agreements reduced the Strategy’s annual operating expense ratios to 1.17%, 1.93%, 1.92% and 0.92% for Class A, Class B, Class C and Advisor Class shares, respectively. These waivers/reimbursement agreements may not be terminated before December 31, 2017. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods and include acquired fund fees.

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	This share class is offered at NAV to eligible investors and its SEC returns are the same as its NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

See Disclosures, Risks and Note about Historical Performance on pages 9-11.

(Historical Performance continued on next page)

14	• AB TAX-MANAGED WEALTH STRATEGIES

Historical Performance

TAX-MANAGED WEALTH APPRECIATION STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2017 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	7.75%
5 Years	7.15%
10 Years	2.24%

Class B Shares
1 Year	7.69%
5 Years	7.27%
10 Years(a)	2.08%

Class C Shares
1 Year	10.66%
5 Years	7.29%
10 Years	1.94%

Advisor Class Shares*
1 Year	12.78%
5 Years	8.38%
10 Years	2.97%

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

See Disclosures, Risks and Note about Historical Performance on pages 9-11.

(Historical Performance continued on next page)

AB TAX-MANAGED WEALTH STRATEGIES •	15

Historical Performance

TAX-MANAGED WEALTH APPRECIATION STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

RETURNS AFTER TAXES ON DISTRIBUTIONS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2017 (unaudited)
Returns

Class A Shares
1 Year	6.88%
5 Years	6.29%
10 Years	1.70%

Class B Shares
1 Year	7.11%
5 Years	6.68%
10 Years(a)	1.68%

Class C Shares
1 Year	10.00%
5 Years	6.63%
10 Years	1.56%

Advisor Class Shares*
1 Year	11.78%
5 Years	7.43%
10 Years	2.36%

RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2017 (unaudited)

Class A Shares
1 Year	4.78%
5 Years	5.45%
10 Years	1.69%

Class B Shares
1 Year	4.65%
5 Years	5.62%
10 Years(a)	1.58%

Class C Shares
1 Year	6.36%
5 Years	5.62%
10 Years	1.47%

Advisor Class Shares*
1 Year	7.67%
5 Years	6.42%
10 Years	2.26%

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

See Disclosures, Risks and Note about Historical Performance on pages 9-11.

(Historical Performance continued on next page)

16	• AB TAX-MANAGED WEALTH STRATEGIES

Historical Performance

TAX-MANAGED BALANCED WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2017 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	7.87%	3.32%
5 Years	4.10%	3.19%
10 Years	2.97%	2.52%

Class B Shares
1 Year	7.02%	3.02%
5 Years	3.32%	3.32%
10 Years(a)	2.38%	2.38%

Class C Shares
1 Year	6.96%	5.96%
5 Years	3.34%	3.34%
10 Years	2.24%	2.24%

Advisor Class Shares*
1 Year	8.08%	8.08%
5 Years	4.38%	4.38%
10 Years	3.27%	3.27%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.36%, 2.11%, 2.11% and 1.11% for Class A, Class B, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursement agreements reduced the Strategy’s annual operating expense ratios to 1.30%, 2.05%, 2.06% and 1.06% for Class A, Class B, Class C and Advisor Class shares, respectively. These waivers/reimbursement agreements may not be terminated before December 31, 2017. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods and include acquired fund fees.

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	This share class is offered at NAV to eligible investors and its SEC returns are the same as its NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

See Disclosures, Risks and Note about Historical Performance on pages 9-11.

(Historical Performance continued on next page)

AB TAX-MANAGED WEALTH STRATEGIES •	17

Historical Performance

TAX-MANAGED BALANCED WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2017 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	0.71%
5 Years	3.20%
10 Years	2.49%

Class B Shares
1 Year	0.35%
5 Years	3.33%
10 Years(a)	2.34%

Class C Shares
1 Year	3.44%
5 Years	3.36%
10 Years	2.20%

Advisor Class Shares*
1 Year	5.45%
5 Years	4.39%
10 Years	3.22%

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

See Disclosures, Risks and Note about Historical Performance on pages 9-11.

(Historical Performance continued on next page)

18	• AB TAX-MANAGED WEALTH STRATEGIES

Historical Performance

TAX-MANAGED BALANCED WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

RETURNS AFTER TAXES ON DISTRIBUTIONS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2017 (unaudited)
Returns

Class A Shares
1 Year	0.40%
5 Years	2.65%
10 Years	2.16%

Class B Shares
1 Year	0.22%
5 Years	2.92%
10 Years(a)	2.06%

Class C Shares
1 Year	3.23%
5 Years	2.91%
10 Years	1.94%

Advisor Class Shares*
1 Year	5.10%
5 Years	3.80%
10 Years	2.86%

RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2017 (unaudited)

Class A Shares
1 Year	0.92%
5 Years	2.57%
10 Years	2.12%

Class B Shares
1 Year	0.31%
5 Years	2.60%
10 Years(a)	1.94%

Class C Shares
1 Year	2.24%
5 Years	2.65%
10 Years	1.82%

Advisor Class Shares*
1 Year	3.72%
5 Years	3.53%
10 Years	2.74%

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

See Disclosures, Risks and Note about Historical Performance on pages 9-11.

AB TAX-MANAGED WEALTH STRATEGIES •	19

Historical Performance

EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Strategy, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Strategy expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Strategy and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on a Strategy’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Strategy’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Strategy and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AB Tax-Managed Wealth Appreciation Strategy

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$1,063.80	$4.76	0.93%	$5.88	1.15%
Hypothetical**	$1,000	$1,020.18	$4.66	0.93%	$5.76	1.15%
Class B
Actual	$1,000	$1,059.40	$8.73	1.71%	$9.85	1.93%
Hypothetical**	$1,000	$1,016.31	$8.55	1.71%	$9.65	1.93%
Class C
Actual	$1,000	$1,059.50	$8.58	1.68%	$9.70	1.90%
Hypothetical**	$1,000	$1,016.46	$8.40	1.68%	$9.50	1.90%

20	• AB TAX-MANAGED WEALTH STRATEGIES

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Advisor Class
Actual	$1,000	$1,064.90	$3.48	0.68%	$4.61	0.90%
Hypothetical**	$1,000	$1,021.42	$3.41	0.68%	$4.51	0.90%

AB Tax-Managed Balanced Wealth Strategy

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$1,020.70	$5.71	1.14%	$6.51	1.30%
Hypothetical**	$1,000	$1,019.14	$5.71	1.14%	$6.51	1.30%
Class B
Actual	$1,000	$1,016.20	$9.65	1.93%	$10.45	2.09%
Hypothetical**	$1,000	$1,015.22	$9.64	1.93%	$10.44	2.09%
Class C
Actual	$1,000	$1,016.80	$9.50	1.90%	$10.30	2.06%
Hypothetical**	$1,000	$1,015.37	$9.49	1.90%	$10.29	2.06%
Advisor Class
Actual	$1,000	$1,022.00	$4.46	0.89%	$5.26	1.05%
Hypothetical**	$1,000	$1,020.38	$4.46	0.89%	$5.26	1.05%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	In connection with the Strategies’ investments in affiliated/unaffiliated underlying portfolios, the Strategies incur no direct expenses, but bear proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. Currently the Adviser has contractually agreed to waive its fees from the Strategies in an amount equal to the Strategies’ pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Strategies’ effective expenses are equal to the classes’ annualized expense ratio plus the Strategies’ pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AB TAX-MANAGED WEALTH STRATEGIES •	21

Expense Example

AB TAX-MANAGED WEALTH APPRECIATION STRATEGY

PORTFOLIO SUMMARY

February 28, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $690.6

*	All data are as of February 28, 2017. The Strategy’s security type and sector breakdowns are expressed as a percentage of total investments and may vary over time. The Strategy also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Strategy’s prospectus.

22	• AB TAX-MANAGED WEALTH STRATEGIES

Portfolio Summary

AB TAX-MANAGED BALANCED WEALTH STRATEGY

PORTFOLIO SUMMARY

February 28, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $132.9

*	All data are as of February 28, 2017. The Strategy’s security type and sector breakdowns are expressed as a percentage of total investments and may vary over time. The Strategy also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Strategy’s prospectus.

AB TAX-MANAGED WEALTH STRATEGIES •	23

Portfolio Summary

AB TAX-MANAGED BALANCED WEALTH STRATEGY

PORTFOLIO SUMMARY

February 28, 2017 (unaudited)

*	All data are as of February 28, 2017. The Strategy’s quality rating breakdown is expressed as a percentage of the Strategy’s total investments in municipal securities and may vary over time. The Strategy also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Ratings Services (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Strategy considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment-grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

24	• AB TAX-MANAGED WEALTH STRATEGIES

Portfolio Summary

AB TAX-MANAGED WEALTH APPRECIATION STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2017 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 70.3%
Information Technology – 16.6%
Communications Equipment – 1.0%
Arista Networks, Inc.(a)	16,310	$1,940,727
Cisco Systems, Inc.	34,600	1,182,628
Nokia Oyj	209,310	1,071,658
Nokia Oyj (Sponsored ADR) – Class A	304,768	1,566,508
Palo Alto Networks, Inc.(a)	7,755	1,177,984

		6,939,505

Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp. – Class A	12,751	882,497
Corning, Inc.	17,025	470,060
Keyence Corp.	5,200	2,010,745
Largan Precision Co., Ltd.	7,000	1,038,890

		4,402,192

Internet Software & Services – 4.2%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	12,850	1,322,265
Alphabet, Inc. – Class A(a)	1,595	1,347,663
Alphabet, Inc. – Class C(a)	11,465	9,438,103
Criteo SA (Sponsored ADR)(a)	29,130	1,368,528
Facebook, Inc. – Class A(a)	75,891	10,286,266
Tencent Holdings Ltd.	166,600	4,421,056
Yahoo Japan Corp.	166,100	771,143

		28,955,024

IT Services – 2.1%
Booz Allen Hamilton Holding Corp.	37,289	1,333,828
Cognizant Technology Solutions Corp. – Class A(a)	20,360	1,206,737
Fiserv, Inc.(a)	21,360	2,464,944
HCL Technologies Ltd.	40,610	510,655
Vantiv, Inc. – Class A(a)	22,630	1,479,549
Visa, Inc. – Class A	90,364	7,946,610

		14,942,323

Semiconductors & Semiconductor Equipment – 3.0%
Applied Materials, Inc.	4,450	161,179
ASML Holding NV	11,870	1,442,923
Infineon Technologies AG	33,100	588,378
Intel Corp.	99,159	3,589,556
NVIDIA Corp.	17,266	1,752,154
Realtek Semiconductor Corp.	195,000	725,344
SCREEN Holdings Co., Ltd.	11,200	755,550
SK Hynix, Inc.	32,840	1,353,169
Sumco Corp.	72,300	1,062,536

AB TAX-MANAGED WEALTH STRATEGIES •	25

AB Tax-Managed Wealth Appreciation Strategy—Portfolio of Investments

Company	Shares	U.S. $ Value

Taiwan Semiconductor Manufacturing Co., Ltd.	338,000	$2,070,768
Texas Instruments, Inc.	26,760	2,050,351
Tokyo Electron Ltd.	5,200	518,775
Xilinx, Inc.	75,042	4,413,970

		20,484,653

Software – 2.8%
Adobe Systems, Inc.(a)	35,100	4,153,734
Constellation Software, Inc./Canada	7,732	3,629,651
Dassault Systemes SE	19,065	1,540,184
Electronic Arts, Inc.(a)	38,120	3,297,380
Nintendo Co., Ltd.	4,300	898,165
Oracle Corp.	87,933	3,745,067
salesforce.com, Inc.(a)	8,881	722,469
ServiceNow, Inc.(a)	12,938	1,124,571

		19,111,221

Technology Hardware, Storage & Peripherals – 2.9%
Apple, Inc.	50,414	6,906,214
Hewlett Packard Enterprise Co.	69,443	1,584,689
HP, Inc.	109,806	1,907,330
NCR Corp.(a)	28,720	1,380,571
Pegatron Corp.	276,000	726,749
Samsung Electronics Co., Ltd.	3,334	5,665,907
Samsung Electronics Co., Ltd. (Preference Shares)	440	582,380
Xerox Corp.	162,380	1,208,107

		19,961,947

		114,796,865

Financials – 12.2%
Banks – 6.2%
Australia & New Zealand Banking Group Ltd.	70,010	1,657,007
Axis Bank Ltd.	92,980	703,971
Bank of America Corp.	240,056	5,924,582
Bank of Montreal	7,270	551,681
Bank of Queensland Ltd.	97,355	883,514
Barclays PLC	366,570	1,030,312
BNP Paribas SA	47,280	2,766,372
BOC Hong Kong Holdings Ltd.	276,500	1,092,289
Citigroup, Inc.	30,338	1,814,516
Citizens Financial Group, Inc.	4,183	156,319
Comerica, Inc.	18,653	1,329,586
Danske Bank A/S	30,280	1,009,268
DNB ASA	62,370	1,022,592
Erste Group Bank AG	34,780	1,011,544
Fifth Third Bancorp	12,631	346,595

26	• AB TAX-MANAGED WEALTH STRATEGIES

AB Tax-Managed Wealth Appreciation Strategy—Portfolio of Investments

Company	Shares	U.S. $ Value

HDFC Bank Ltd.	24,056	$519,204
HSBC Holdings PLC	58,380	468,913
IndusInd Bank Ltd.	16,300	320,390
ING Groep NV	90,633	1,248,613
Intesa Sanpaolo SpA	212,030	493,688
Itau Unibanco Holding SA (Preference Shares)	63,980	819,315
JPMorgan Chase & Co.	51,202	4,639,925
KB Financial Group, Inc.	18,782	775,319
KBC Group NV	15,110	924,703
Mitsubishi UFJ Financial Group, Inc.	207,600	1,373,433
PNC Financial Services Group, Inc. (The)	6,584	837,682
Sberbank of Russia PJSC (Sponsored ADR)	102,434	1,121,652
Shinhan Financial Group Co., Ltd.	12,560	516,731
SunTrust Banks, Inc.	8,050	478,894
Toronto-Dominion Bank (The)	19,040	981,387
US Bancorp	17,777	977,735
Wells Fargo & Co.	87,162	5,044,937

		42,842,669

Capital Markets – 1.3%
Amundi SA(b)	10,500	608,465
BM&FBovespa SA – Bolsa de Valores Mercadorias e Futuros	115,700	704,892
Franklin Resources, Inc.	4,771	205,344
Goldman Sachs Group, Inc. (The)	4,902	1,215,990
MarketAxess Holdings, Inc.	2,964	578,662
Morgan Stanley	18,903	863,300
Partners Group Holding AG	3,973	2,078,322
Thomson Reuters Corp.	5,543	234,469
UBS Group AG	170,259	2,624,686

		9,114,130

Consumer Finance – 1.1%
American Express Co.	10,596	848,316
Capital One Financial Corp.	19,599	1,839,562
Discover Financial Services	3,650	259,661
Hitachi Capital Corp.	27,400	708,037
OneMain Holdings, Inc.(a)	32,450	909,249
Shriram Transport Finance Co., Ltd.	13,938	193,443
Synchrony Financial	70,665	2,560,899

		7,319,167

Diversified Financial Services – 0.4%
Berkshire Hathaway, Inc. – Class B(a)	9,400	1,611,348
GRENKE AG	3,880	678,291
Haci Omer Sabanci Holding AS	158,380	436,988

		2,726,627

AB TAX-MANAGED WEALTH STRATEGIES •	27

AB Tax-Managed Wealth Appreciation Strategy—Portfolio of Investments

Company	Shares	U.S. $ Value

Insurance – 2.8%
Admiral Group PLC	41,232	$935,175
AIA Group Ltd.	647,200	4,085,090
Allstate Corp. (The)	18,742	1,539,843
American International Group, Inc.	47,199	3,016,960
Dongbu Insurance Co., Ltd.	18,160	980,481
First American Financial Corp.	29,186	1,140,297
FNF Group	44,886	1,720,480
Hartford Financial Services Group, Inc. (The)	6,610	323,163
Lincoln National Corp.	6,882	482,841
Loews Corp.	3,979	186,933
NN Group NV	17,435	542,550
Progressive Corp. (The)	9,400	368,292
Prudential Financial, Inc.	5,852	646,880
Prudential PLC	144,920	2,896,233
Suncorp Group Ltd.	57,873	587,981

		19,453,199

Thrifts & Mortgage Finance – 0.4%
Housing Development Finance Corp. Ltd.	149,830	3,074,034

		84,529,826

Health Care – 9.4%
Biotechnology – 1.6%
Alexion Pharmaceuticals, Inc.(a)	10,335	1,356,469
Biogen, Inc.(a)	23,275	6,717,165
China Biologic Products, Inc.(a)	3,790	372,178
Gilead Sciences, Inc.	33,012	2,326,685
Grifols SA (ADR)	38,460	669,204

		11,441,701

Health Care Equipment & Supplies – 2.4%
Align Technology, Inc.(a)	12,347	1,268,778
Danaher Corp.	44,744	3,827,849
Edwards Lifesciences Corp.(a)	37,890	3,563,176
Essilor International SA	25,630	2,942,241
Intuitive Surgical, Inc.(a)	5,296	3,903,152
Sartorius AG (Preference Shares)	10,444	782,865

		16,288,061

Health Care Providers & Services – 1.8%
Aetna, Inc.	11,574	1,490,268
Cigna Corp.	13,028	1,939,869
Express Scripts Holding Co.(a)	3,900	275,535
McKesson Corp.	10,128	1,520,517
Quest Diagnostics, Inc.	8,643	842,174
UnitedHealth Group, Inc.	33,219	5,493,758
VCA, Inc.(a)	7,780	707,202

		12,269,323

28	• AB TAX-MANAGED WEALTH STRATEGIES

AB Tax-Managed Wealth Appreciation Strategy—Portfolio of Investments

Company	Shares	U.S. $ Value

Health Care Technology – 0.3%
Cerner Corp.(a)	37,840	$2,082,714

Life Sciences Tools & Services – 0.6%
Eurofins Scientific SE	6,998	2,989,867
Mettler-Toledo International, Inc.(a)	2,179	1,037,684

		4,027,551

Pharmaceuticals – 2.7%
Johnson & Johnson	29,489	3,603,851
Mallinckrodt PLC(a)	22,646	1,187,103
Merck & Co., Inc.	22,700	1,495,249
Novartis AG (REG)	7,110	555,233
Pfizer, Inc.	29,546	1,008,110
Roche Holding AG	11,870	2,889,209
Sanofi	21,970	1,895,088
Shire PLC	44,460	2,680,874
STADA Arzneimittel AG	13,270	802,487
Teva Pharmaceutical Industries Ltd.	10,915	383,956
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	69,056	2,418,341

		18,919,501

		65,028,851

Consumer Discretionary – 8.7%
Auto Components – 1.1%
Hankook Tire Co., Ltd.(a)	13,550	715,719
Lear Corp.	9,913	1,407,547
Magna International, Inc. – Class A	62,442	2,676,264
Sumitomo Electric Industries Ltd.	43,900	715,130
Valeo SA	28,290	1,742,199

		7,256,859

Automobiles – 0.6%
General Motors Co.	21,027	774,635
Honda Motor Co., Ltd.	44,600	1,381,589
Peugeot SA(a)	64,250	1,224,648
Tata Motors Ltd. – Class A	125,046	516,006
Toyota Motor Corp.	8,500	480,869

		4,377,747

Diversified Consumer Services – 0.1%
Kroton Educacional SA	96,700	423,788
Tarena International, Inc. (ADR)	20,700	299,529

		723,317

Hotels, Restaurants & Leisure – 0.8%
IMAX China Holding, Inc.(a)(b)	96,500	462,459
Sodexo SA	4,374	480,028
Starbucks Corp.	75,610	4,299,941

		5,242,428

AB TAX-MANAGED WEALTH STRATEGIES •	29

AB Tax-Managed Wealth Appreciation Strategy—Portfolio of Investments

Company	Shares	U.S. $ Value

Household Durables – 0.2%
Panasonic Corp.	96,800	$1,062,209

Internet & Direct Marketing Retail – 0.4%
Ctrip.com International Ltd. (ADR)(a)	11,200	531,328
Priceline Group, Inc. (The)(a)	1,308	2,255,162

		2,786,490

Media – 2.0%
CBS Corp. – Class B	14,054	926,440
Comcast Corp. – Class A	124,790	4,669,642
CTS Eventim AG & Co. KGaA	43,815	1,593,015
Liberty Global PLC – Series C(a)	40,327	1,415,074
Naspers Ltd. – Class N	16,644	2,660,805
Regal Entertainment Group – Class A	17,299	373,312
Twenty-First Century Fox, Inc. – Class A	5,947	177,934
Walt Disney Co. (The)	19,018	2,093,692

		13,909,914

Multiline Retail – 0.6%
Dollar General Corp.	14,608	1,066,676
Dollar Tree, Inc.(a)	37,134	2,847,435
Target Corp.	7,505	441,069

		4,355,180

Specialty Retail – 2.1%
ABC-Mart, Inc.	26,700	1,610,585
Burlington Stores, Inc.(a)	10,235	911,017
Foot Locker, Inc.	10,507	795,065
Home Depot, Inc. (The)	42,408	6,145,343
Industria de Diseno Textil SA	911	29,194
O’Reilly Automotive, Inc.(a)	6,630	1,801,437
Office Depot, Inc.	50,300	209,751
Ross Stores, Inc.	11,256	771,937
TJX Cos., Inc. (The)	10,022	786,226
Ulta Salon Cosmetics & Fragrance, Inc.(a)	5,477	1,497,576

		14,558,131

Textiles, Apparel & Luxury Goods – 0.8%
HUGO BOSS AG	11,500	790,824
Kering	1,930	469,604
NIKE, Inc. – Class B	63,210	3,613,084
Samsonite International SA	261,000	791,389

		5,664,901

		59,937,176

Industrials – 5.9%
Aerospace & Defense – 1.2%
Airbus SE	19,440	1,428,381
B/E Aerospace, Inc.	23,098	1,469,033

30	• AB TAX-MANAGED WEALTH STRATEGIES

AB Tax-Managed Wealth Appreciation Strategy—Portfolio of Investments

Company	Shares	U.S. $ Value

BAE Systems PLC	86,840	$679,831
Hexcel Corp.	16,708	918,606
L3 Technologies, Inc.	15,030	2,529,850
United Technologies Corp.	10,844	1,220,492

		8,246,193

Airlines – 0.9%
Air Canada(a)	51,170	515,476
Delta Air Lines, Inc.	40,472	2,020,767
International Consolidated Airlines Group SA	166,380	1,109,293
Japan Airlines Co., Ltd.	42,200	1,379,063
Qantas Airways Ltd.	401,221	1,153,470
United Continental Holdings, Inc.(a)	4,778	354,002

		6,532,071

Building Products – 0.3%
Allegion PLC	10,909	791,885
AO Smith Corp.	28,620	1,441,303

		2,233,188

Commercial Services & Supplies – 0.4%
Babcock International Group PLC	201,744	2,371,905
IWG PLC	150,665	529,045
Republic Services, Inc. – Class A	3,709	229,773

		3,130,723

Construction & Engineering – 0.1%
IRB Infrastructure Developers Ltd.	83,146	288,563
Quanta Services, Inc.(a)	13,748	513,075

		801,638

Electrical Equipment – 0.3%
Eaton Corp. PLC	28,592	2,058,052

Industrial Conglomerates – 0.5%
General Electric Co.	27,634	823,770
Roper Technologies, Inc.	12,110	2,533,412

		3,357,182

Machinery – 1.0%
Cummins, Inc.	2,248	333,806
Deere & Co.	3,187	348,945
IDEX Corp.	6,200	571,578
IHI Corp.(a)	331,000	1,029,174
Ingersoll-Rand PLC	12,416	985,334
Oshkosh Corp.	21,876	1,485,162
Parker-Hannifin Corp.	1,898	293,886
Snap-on, Inc.	6,750	1,145,272
WABCO Holdings, Inc.(a)	4,984	559,603

		6,752,760

AB TAX-MANAGED WEALTH STRATEGIES •	31

AB Tax-Managed Wealth Appreciation Strategy—Portfolio of Investments

Company	Shares	U.S. $ Value

Professional Services – 0.3%
Teleperformance	16,059	$1,777,730

Road & Rail – 0.6%
Canadian National Railway Co. (Toronto)	5,850	406,796
Central Japan Railway Co.	6,500	1,064,048
Union Pacific Corp.	22,390	2,416,776

		3,887,620

Trading Companies & Distributors – 0.3%
BOC Aviation Ltd.(b)	175,600	914,655
Brenntag AG	9,610	550,708
United Rentals, Inc.(a)	5,999	768,052

		2,233,415

		41,010,572

Consumer Staples – 5.5%
Beverages – 0.6%
Asahi Group Holdings Ltd.	9,300	328,772
Constellation Brands, Inc. – Class A	6,630	1,052,910
Monster Beverage Corp.(a)	60,506	2,507,369

		3,889,051

Food & Staples Retailing – 1.6%
Costco Wholesale Corp.	17,170	3,042,181
Koninklijke Ahold Delhaize NV	96,032	2,044,241
Kroger Co. (The)	65,505	2,083,059
Lenta Ltd. (GDR)(a)(b)	134,192	891,035
Loblaw Cos., Ltd.	9,100	474,527
Sugi Holdings Co., Ltd.	5,000	230,358
Tesco PLC(a)	270,660	632,489
Wal-Mart Stores, Inc.	19,166	1,359,444
X5 Retail Group NV (GDR)(a)(b)	12,464	377,659

		11,134,993

Food Products – 0.7%
Archer-Daniels-Midland Co.	9,579	449,926
BRF SA	47,000	612,420
Gruma SAB de CV – Class B	53,350	700,800
Ingredion, Inc.	3,195	386,244
JBS SA	124,300	466,634
Orkla ASA	91,710	806,205
Tyson Foods, Inc. – Class A	14,954	935,522
WH Group Ltd.(b)	846,000	660,500

		5,018,251

Household Products – 0.5%
Henkel AG & Co. KGaA (Preference Shares)	8,030	1,003,197
Procter & Gamble Co. (The)	12,993	1,183,273
Reckitt Benckiser Group PLC	13,470	1,223,071

		3,409,541

32	• AB TAX-MANAGED WEALTH STRATEGIES

AB Tax-Managed Wealth Appreciation Strategy—Portfolio of Investments

Company	Shares	U.S. $ Value

Personal Products – 0.3%
Amorepacific Corp.	1,290	$343,214
LG Household & Health Care Ltd.	1,210	939,024
Unilever PLC	21,740	1,031,379

		2,313,617

Tobacco – 1.8%
Altria Group, Inc.	21,660	1,622,767
British American Tobacco PLC	97,761	6,175,029
Imperial Brands PLC	15,831	745,248
Japan Tobacco, Inc.	66,000	2,208,044
Philip Morris International, Inc.	13,793	1,508,264

		12,259,352

		38,024,805

Energy – 5.0%
Energy Equipment & Services – 0.8%
Helmerich & Payne, Inc.	23,169	1,584,064
Petrofac Ltd.	57,590	637,931
Schlumberger Ltd.	38,019	3,055,207

		5,277,202

Oil, Gas & Consumable Fuels – 4.2%
Canadian Natural Resources Ltd. (Toronto)	27,750	795,812
Canadian Natural Resources Ltd.	49,950	1,434,064
Chevron Corp.	8,865	997,312
CNOOC Ltd.	378,000	447,171
Devon Energy Corp.	41,106	1,782,356
EOG Resources, Inc.	27,209	2,639,001
Exxon Mobil Corp.	33,759	2,745,282
Hess Corp.	30,216	1,554,311
JX Holdings, Inc.	266,800	1,271,867
LUKOIL PJSC (Sponsored ADR)	12,950	686,663
LUKOIL PJSC (London) (Sponsored ADR)	14,210	751,354
Marathon Petroleum Corp.	11,387	564,795
Novatek PJSC (Sponsored GDR)(b)	4,410	571,627
PetroChina Co., Ltd. – Class H	866,000	657,796
QEP Resources, Inc.(a)	69,373	954,572
Royal Dutch Shell PLC – Class A	225,460	5,841,682
SM Energy Co.	7,081	174,547
TOTAL SA	63,993	3,192,991
Valero Energy Corp.	12,600	856,170
YPF SA (Sponsored ADR)	51,881	1,076,531

		28,995,904

		34,273,106

Materials – 2.7%
Chemicals – 1.2%
Air Water, Inc.	35,700	678,628
Arkema SA	10,685	1,035,803

AB TAX-MANAGED WEALTH STRATEGIES •	33

AB Tax-Managed Wealth Appreciation Strategy—Portfolio of Investments

Company	Shares	U.S. $ Value

CF Industries Holdings, Inc.	44,133	$1,386,659
Dow Chemical Co. (The)	14,998	933,775
Ecolab, Inc.	10,780	1,336,397
Incitec Pivot Ltd.	238,840	671,516
Johnson Matthey PLC	15,870	603,464
LG Chem Ltd.	2,050	512,569
LyondellBasell Industries NV – Class A	2,747	250,636
Mosaic Co. (The)	4,700	146,593
Nippon Shokubai Co., Ltd.	10,200	675,214

		8,231,254

Construction Materials – 0.1%
Buzzi Unicem SpA	26,040	644,416

Metals & Mining – 1.3%
BHP Billiton PLC	193,280	3,115,275
BlueScope Steel Ltd.	41,673	389,750
Boliden AB	26,920	819,735
Gerdau SA (Preference Shares)	172,200	714,658
Glencore PLC(a)	385,080	1,535,146
Goldcorp, Inc.	28,450	450,890
MMC Norilsk Nickel PJSC (ADR)	58,129	926,472
Newmont Mining Corp.	6,873	235,331
Novolipetsk Steel PJSC (GDR)(b)	31,190	597,778

		8,785,035

Paper & Forest Products – 0.1%
Mondi PLC	31,250	728,364

		18,389,069

Telecommunication Services – 2.2%
Diversified Telecommunication Services – 1.3%
AT&T, Inc.	63,210	2,641,546
BT Group PLC	501,060	2,024,814
China Unicom Hong Kong Ltd.	852,000	1,035,921
Nippon Telegraph & Telephone Corp.	54,900	2,322,232
TDC A/S(a)	179,570	964,883
Tower Bersama Infrastructure Tbk PT	594,900	222,836

		9,212,232

Wireless Telecommunication Services – 0.9%
SoftBank Group Corp.	19,300	1,439,875
T-Mobile US, Inc.(a)	43,877	2,743,629
Vodafone Group PLC	661,387	1,656,356

		5,839,860

		15,052,092

34	• AB TAX-MANAGED WEALTH STRATEGIES

AB Tax-Managed Wealth Appreciation Strategy—Portfolio of Investments

Company	Shares	U.S. $ Value

Utilities – 1.6%
Electric Utilities – 1.2%
American Electric Power Co., Inc.	25,400	$1,701,038
Edison International	23,423	1,867,750
EDP – Energias de Portugal SA	192,940	596,479
Enel SpA	151,610	650,662
Exelon Corp.	44,937	1,649,637
FirstEnergy Corp.	6,551	212,449
PG&E Corp.	2,729	182,161
Portland General Electric Co.	25,818	1,170,330

		8,030,506

Multi-Utilities – 0.3%
DTE Energy Co.	2,669	270,583
NiSource, Inc.	59,671	1,426,734
Public Service Enterprise Group, Inc.	8,000	367,840
WEC Energy Group, Inc.	4,456	268,563

		2,333,720

Water Utilities – 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	47,700	502,482
Pennon Group PLC	45,230	486,630

		989,112

		11,353,338

Real Estate – 0.5%
Real Estate Management & Development – 0.5%
Ayala Land, Inc.	987,400	693,559
Daito Trust Construction Co., Ltd.	11,800	1,650,796
Global Logistic Properties Ltd.	151,000	286,306
LendLease Group	77,110	899,666

		3,530,327

Total Common Stocks (cost $394,223,564)		485,926,027

INVESTMENT COMPANIES – 27.5%
Funds and Investment Trusts – 27.5%(c)
AB Multi-Manager Alternative Strategies Fund – Class Z	5,449,130	55,472,142
AB Pooling Portfolios – AB Multi-Asset Real Return Portfolio	4,775,268	30,991,488
AB Pooling Portfolios – AB Volatility Management Portfolio	11,124,920	103,461,760

Total Investment Companies (cost $205,778,244)		189,925,390

AB TAX-MANAGED WEALTH STRATEGIES •	35

AB Tax-Managed Wealth Appreciation Strategy—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.39%(c)(d) (cost $12,217,153)	12,217,153	$12,217,153

Total Investments – 99.6% (cost $612,218,961)		688,068,570
Other assets less liabilities – 0.4%		2,507,705

Net Assets – 100.0%		$690,576,275

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	GBP	4,850	USD	6,077	5/16/17	$48,413
Bank of America, NA	USD	811	GBP	642	5/16/17	(12,511)
Barclays Bank PLC	CHF	503	USD	503	5/16/17	64
Barclays Bank PLC	EUR	5,554	USD	5,947	5/16/17	42,450
Barclays Bank PLC	GBP	794	USD	994	5/16/17	7,475
Barclays Bank PLC	ILS	2,177	USD	582	5/16/17	(17,083)
Barclays Bank PLC	USD	3,239	SEK	28,538	5/16/17	(66,050)
BNP Paribas SA	USD	1,355	AUD	1,775	5/16/17	3,644
Citibank, NA	BRL	4,077	USD	1,271	4/04/17	(29,701)
Citibank, NA	USD	706	BRL	2,265	4/04/17	16,501
Citibank, NA	USD	642	RUB	38,253	4/28/17	6,216
Citibank, NA	USD	3,877	AUD	5,080	5/16/17	11,345
Citibank, NA	USD	695	CAD	922	5/16/17	(147)
Credit Suisse International	USD	940	CAD	1,229	5/16/17	(13,791)
Goldman Sachs Bank USA	JPY	420,295	USD	3,769	5/16/17	15,968
Goldman Sachs Bank USA	NOK	4,690	USD	564	5/16/17	3,992
Goldman Sachs Bank USA	USD	2,913	CAD	3,834	5/16/17	(24,429)
Goldman Sachs Bank USA	USD	5,928	JPY	660,999	5/16/17	(25,113)
Goldman Sachs Bank USA	USD	1,131	TWD	34,927	5/16/17	11,924
JPMorgan Chase Bank, NA	GBP	632	USD	793	5/16/17	7,264
JPMorgan Chase Bank, NA	NOK	6,070	USD	717	5/16/17	(7,015)
Nomura Global Financial Products, Inc.	TWD	17,314	USD	561	5/16/17	(5,184)
Nomura Global Financial Products, Inc.	USD	747	INR	51,601	5/16/17	20,272
Northern Trust Co.	USD	960	ZAR	13,133	5/16/17	28,541
Royal Bank of Scotland PLC	GBP	475	USD	585	5/16/17	(5,266)
Royal Bank of Scotland PLC	KRW	4,712,699	USD	4,099	5/16/17	(58,190)
Standard Chartered Bank	CNY	4,578	USD	660	5/16/17	(2,901)
State Street Bank & Trust Co.	AUD	508	USD	388	5/16/17	(1,001)
State Street Bank & Trust Co.	CHF	2,459	USD	2,485	5/16/17	25,975
State Street Bank & Trust Co.	EUR	1,015	USD	1,087	5/16/17	8,238

36	• AB TAX-MANAGED WEALTH STRATEGIES

AB Tax-Managed Wealth Appreciation Strategy—Portfolio of Investments

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	HKD	25,713	USD	3,318	5/16/17	$2,367
State Street Bank & Trust Co.	SGD	495	USD	350	5/16/17	(3,590)
State Street Bank & Trust Co.	USD	1,642	CHF	1,625	5/16/17	(17,165)
State Street Bank & Trust Co.	USD	2,409	CNY	16,675	5/16/17	5,947
State Street Bank & Trust Co.	USD	1,233	EUR	1,166	5/16/17	6,390
State Street Bank & Trust Co.	USD	369	GBP	299	5/16/17	2,496
State Street Bank & Trust Co.	USD	1,408	JPY	157,684	5/16/17	(207)
State Street Bank & Trust Co.	USD	281	MXN	5,848	5/16/17	6,956
State Street Bank & Trust Co.	USD	429	NOK	3,566	5/16/17	(3,251)
UBS AG	GBP	825	USD	1,029	5/16/17	3,963

						$(6,194)

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate market value of these securities amounted to $5,084,178 or 0.7% of net assets.

(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
CNY	– Chinese Yuan Renminbi
EUR	– Euro
GBP	– Great British Pound
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
NOK	– Norwegian Krone
RUB	– Russian Ruble
SEK	– Swedish Krona
SGD	– Singapore Dollar
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Glossary:

ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
PJSC	– Public Joint Stock Company
REG	– Registered Shares

See notes to financial statements.

AB TAX-MANAGED WEALTH STRATEGIES •	37

AB Tax-Managed Wealth Appreciation Strategy—Portfolio of Investments

AB TAX-MANAGED BALANCED WEALTH STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 53.8%
Long-Term Municipal Bonds – 51.0%
Alabama – 3.4%
Water Works Board of the City of Birmingham (The) Series 2010A 5.00%, 1/01/25	$3,980	$4,461,500

Arizona – 2.2%
Arizona Department of Transportation State Highway Fund Revenue Series 2011A 5.00%, 7/01/25	2,100	2,402,085
City of Glendale AZ (City of Glendale AZ Excise Tax) Series 2015A 5.00%, 7/01/26	410	479,229

		2,881,314

California – 2.6%
City of Los Angeles Department of Airports (Los Angeles Intl Airport) Series 2010D 5.00%, 5/15/23	365	408,410
State of California Series 2016 5.00%, 8/01/25	730	875,000
State of California Department of Water Resources Power Supply Revenue Series 2010L 5.00%, 5/01/20(a)	1,905	2,133,276

		3,416,686

Colorado – 2.4%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2012A 5.00%, 11/15/27	1,220	1,383,821
PV Water & Sanitation Metropolitan District Series 2006 Zero Coupon, 12/15/17(b)(c)(d)	710	149,100
Regional Transportation District COP Series 2014A 5.00%, 6/01/29	1,475	1,676,854

		3,209,775

38	• AB TAX-MANAGED WEALTH STRATEGIES

AB Tax-Managed Balanced Wealth Strategy—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Connecticut – 2.5%
State of Connecticut Series 2016G 5.00%, 11/01/20	$510	$570,639
State of Connecticut Special Tax Revenue Series 2012 5.00%, 1/01/27	2,390	2,727,396

		3,298,035

District of Columbia – 1.2%
District of Columbia AMBAC Series 2007B 5.25%, 6/01/18	1,200	1,264,584
Series 2016E 5.00%, 6/01/20	275	308,058

		1,572,642

Florida – 4.4%
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem) Series 2015A 5.00%, 6/01/22	1,000	1,150,240
County of Miami-Dade FL Aviation Revenue Series 2014B 5.00%, 10/01/25	665	770,157
Series 2015A 5.00%, 10/01/27	200	228,264
County of Miami-Dade FL Spl Tax Series 2012A 5.00%, 10/01/25	560	636,205
Overoaks Community Development District Series 2004B 5.125%, 5/01/09(c)(d)	25	12,500
Series 2010A-1 6.125%, 5/01/35	15	15,017
Series 2010A-2 6.125%, 5/01/35	35	35,040
Series 2010B 5.125%, 5/01/17	25	24,990
Parkway Center Community Development District Series 2004B 7.00%, 5/01/23	50	50,512
Sarasota County School Board COP Series 2010B 5.00%, 7/01/22 (Pre-refunded/ETM)	1,165	1,307,759
Tampa Bay Water Series 2011A 5.00%, 10/01/23	1,380	1,588,932

		5,819,616

AB TAX-MANAGED WEALTH STRATEGIES •	39

AB Tax-Managed Balanced Wealth Strategy—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Georgia – 1.7%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport) Series 2014A 5.00%, 1/01/28	$1,980	$2,299,651

Illinois – 0.9%
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015A 5.00%, 11/15/26	150	172,444
Illinois State Toll Highway Authority Series 2013B 5.00%, 12/01/18	305	325,273
State of Illinois Series 2013 5.00%, 7/01/22	315	334,464
Series 2014 5.00%, 4/01/20	75	79,038
Series 2016 5.00%, 6/01/23	135	142,999
State of Illinois (State of Illinois Sales Tax) Series 2016D 5.00%, 6/15/23	130	149,356

		1,203,574

Indiana – 1.7%
Indiana Bond Bank (JPMorgan Chase & Co.) Series 2007A 5.25%, 10/15/19	1,945	2,094,998
Indiana Finance Authority (I-69 Development Partners LLC) Series 2014 5.25%, 9/01/29	145	152,607

		2,247,605

Massachusetts – 0.5%
Commonwealth of Massachusetts NATL Series 2000E 0.84%, 12/01/30(e)	100	92,290
AGM Series 2006B 5.25%, 9/01/24	500	608,305

		700,595

Michigan – 1.9%
Michigan Finance Authority (State of Michigan Unemployment) Series 2012A 5.00%, 7/01/19	955	1,041,972

40	• AB TAX-MANAGED WEALTH STRATEGIES

AB Tax-Managed Balanced Wealth Strategy—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System) AGM Series 2014C 5.00%, 7/01/28	$325	$371,595
Michigan Finance Authority (Great Lakes Water Authority Water Supply System) AGM Series 2014D2 5.00%, 7/01/28	1,000	1,143,370

		2,556,937

Minnesota – 2.5%
Elk River Independent School District No 728 Series 2016A 5.00%, 2/01/23	1,600	1,879,968
South Washington County Independent School District No 833/MN Series 2016B 5.00%, 2/01/20	1,290	1,429,423

		3,309,391

Mississippi – 0.3%
State of Mississippi Gaming Series 2015E 5.00%, 10/15/28	370	419,499

Nebraska – 0.6%
Douglas County Hospital Authority No 2 (Madonna Rehabilitation Hospital) Series 2014 5.00%, 5/15/21	155	172,052
Lancaster County School District 001 Series 2016 5.00%, 1/15/20	535	592,432

		764,484

Nevada – 0.2%
Clark County School District Series 2015A 5.00%, 6/15/18	315	331,396

New Jersey – 4.4%
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.25%, 1/01/25	1,195	1,340,240
New Jersey Transit Corp. Series 2014A 5.00%, 9/15/20	300	323,943

AB TAX-MANAGED WEALTH STRATEGIES •	41

AB Tax-Managed Balanced Wealth Strategy—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2013A 5.00%, 6/15/18-6/15/20	$1,840	$1,937,905
New Jersey Turnpike Authority NATL Series 2000B 1.12%, 1/01/30(e)	100	90,007
Series 2014A 5.00%, 1/01/29	1,870	2,127,499

		5,819,594

New York – 5.4%
Metropolitan Transportation Authority Series 2012C 5.00%, 11/15/23	460	537,220
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012B 5.00%, 11/01/26	2,275	2,638,522
New York State Dormitory Authority (State University of New York Dormitory Fees) Series 2013A 5.00%, 7/01/26	205	236,632
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.) AMBAC Series 2001B 1.155%, 10/01/36(e)	375	344,854
XLCA Series 2004A 1.138%, 1/01/39(e)	400	360,512
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2013A 5.00%, 5/01/19	425	459,727
Triborough Bridge & Tunnel Authority Series 2012B 5.00%, 11/15/26	1,000	1,164,340
Series 2013B 5.00%, 11/15/20	1,215	1,376,388

		7,118,195

North Carolina – 0.1%
North Carolina Eastern Municipal Power Agency Series 2012B 5.00%, 1/01/21 (Pre-refunded/ETM)	150	170,175

42	• AB TAX-MANAGED WEALTH STRATEGIES

AB Tax-Managed Balanced Wealth Strategy—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 2.2%
Commonwealth of Pennsylvania Series 2016 5.00%, 9/15/23	$600	$693,024
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania) Series 2015 4.00%, 10/01/18	1,000	1,047,970
Pennsylvania Turnpike Commission Series 2014C 5.00%, 12/01/26	1,000	1,151,420
Philadelphia Authority for Industrial Development (LLPCS Foundation) Series 2005A 4.60%, 7/01/15(c)(d)(f)	55	550

		2,892,964

Texas – 6.1%
City of Houston TX Airport System Revenue Series 2009A 5.00%, 7/01/21-7/01/22	2,815	2,956,775
City of San Antonio TX Electric & Gas Systems Revenue Series 2012 5.25%, 2/01/24	855	1,027,402
Harris County-Houston Sports Authority AGM Series 2014A 5.00%, 11/15/25	615	721,592
Texas A&M University Series 2009D 5.00%, 5/15/18	2,220	2,328,647
Texas Transportation Commission State Highway Fund Series 2016A 5.00%, 10/01/25	850	1,029,928

		8,064,344

Utah – 0.3%
Washington County School District Board of Education/St George Series 2016B 5.00%, 3/01/21	405	461,955

Virginia – 1.0%
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2015A 5.00%, 2/01/23	1,190	1,400,416

AB TAX-MANAGED WEALTH STRATEGIES •	43

AB Tax-Managed Balanced Wealth Strategy—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Washington – 2.3%
Chelan County Public Utility District No 1 Series 2011B 5.50%, 7/01/24	$1,815	$2,086,814
State of Washington (State of Washington Fed Hwy Grant) Series 2012F-1 5.00%, 9/01/22	535	622,660
State of Washington Series 2015R 5.00%, 7/01/24	145	173,200
State of Washington COP Series 2015 5.00%, 7/01/18	225	237,269

		3,119,943

Wisconsin – 0.2%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 1/01/24	265	288,776

Total Long-Term Municipal Bonds (cost $65,699,182)		67,829,062

Short-Term Municipal Notes – 2.8%
Ohio – 1.3%
County of Montgomery OH (Premier Health Partners Obligated Group) Series 2016F 0.58%, 11/15/45(g)	1,700	1,700,000

Washington – 1.5%
Washington Health Care Facilities Authority Series 2011D 0.61%, 8/15/41(g)	2,000	2,000,000

Total Short-Term Municipal Notes (cost $3,700,000)		3,700,000

Total Municipal Obligations (cost $69,399,182)		71,529,062

	Shares
COMMON STOCKS – 27.0%
Information Technology – 6.5%
Communications Equipment – 0.4%
Arista Networks, Inc.(c)	1,230	146,358
Cisco Systems, Inc.	3,262	111,495
Nokia Oyj	15,120	77,414

44	• AB TAX-MANAGED WEALTH STRATEGIES

AB Tax-Managed Balanced Wealth Strategy—Portfolio of Investments

Company	Shares	U.S. $ Value

Nokia Oyj (Sponsored ADR) – Class A	21,702	$111,548
Palo Alto Networks, Inc.(c)	597	90,684

		537,499

Electronic Equipment, Instruments & Components – 0.3%
Amphenol Corp. – Class A	969	67,064
Corning, Inc.	1,350	37,274
Keyence Corp.	400	154,673
Largan Precision Co., Ltd.	1,000	148,413

		407,424

Internet Software & Services – 1.6%
Alibaba Group Holding Ltd. (Sponsored ADR)(c)	1,100	113,190
Alphabet, Inc. – Class A(c)	117	98,857
Alphabet, Inc. – Class C(c)	874	719,485
Criteo SA (Sponsored ADR)(c)	2,171	101,994
Facebook, Inc. – Class A(c)	5,830	790,198
Tencent Holdings Ltd.	12,500	331,712
Yahoo Japan Corp.	11,900	55,247

		2,210,683

IT Services – 0.9%
Booz Allen Hamilton Holding Corp.	2,959	105,843
Cognizant Technology Solutions Corp. – Class A(c)	1,890	112,020
Fiserv, Inc.(c)	1,540	177,716
HCL Technologies Ltd.	3,120	39,233
Vantiv, Inc. – Class A(c)	1,690	110,492
Visa, Inc. – Class A	6,870	604,148

		1,149,452

Semiconductors & Semiconductor Equipment – 1.2%
Applied Materials, Inc.	1,055	38,212
ASML Holding NV	880	106,973
Infineon Technologies AG	2,350	41,773
Intel Corp.	7,261	262,848
NVIDIA Corp.	1,313	133,243
Realtek Semiconductor Corp.	13,000	48,356
SCREEN Holdings Co., Ltd.	800	53,968
SK Hynix, Inc.	2,540	104,661
Sumco Corp.	5,500	80,829
Taiwan Semiconductor Manufacturing Co., Ltd.	24,000	147,037
Texas Instruments, Inc.	2,030	155,539
Tokyo Electron Ltd.	400	39,906
Xilinx, Inc.	5,711	335,921

		1,549,266

AB TAX-MANAGED WEALTH STRATEGIES •	45

AB Tax-Managed Balanced Wealth Strategy—Portfolio of Investments

Company	Shares	U.S. $ Value

Software – 1.1%
Adobe Systems, Inc.(c)	2,730	$323,068
Constellation Software, Inc./Canada	536	251,616
Dassault Systemes SE	1,470	118,755
Electronic Arts, Inc.(c)	2,880	249,120
Nintendo Co., Ltd.	300	62,663
Oracle Corp.	6,328	269,510
salesforce.com, Inc.(c)	675	54,911
ServiceNow, Inc.(c)	976	84,834
Symantec Corp.	581	16,599

		1,431,076

Technology Hardware, Storage & Peripherals – 1.0%
Apple, Inc.	3,852	527,685
Hewlett Packard Enterprise Co.	5,343	121,927
HP, Inc.	7,248	125,898
NCR Corp.(c)	671	32,255
Pegatron Corp.	19,000	50,030
Samsung Electronics Co., Ltd.	208	353,482
Samsung Electronics Co., Ltd. (Preference Shares)	30	39,708
Xerox Corp.	12,727	94,689

		1,345,674

		8,631,074

Financials – 4.7%
Banks – 2.3%
Australia & New Zealand Banking Group Ltd.	5,070	119,998
Axis Bank Ltd.	7,750	58,677
Bank of America Corp.	16,654	411,021
Bank of Montreal	510	38,701
Bank of Queensland Ltd.	7,122	64,633
Barclays PLC	26,400	74,202
BNP Paribas SA	3,570	208,882
BOC Hong Kong Holdings Ltd.	19,500	77,033
Citigroup, Inc.	2,126	127,156
Citizens Financial Group, Inc.	318	11,884
Comerica, Inc.	1,408	100,362
Danske Bank A/S	2,240	74,662
DNB ASA	4,470	73,288
Erste Group Bank AG	2,490	72,419
Fifth Third Bancorp	1,030	28,263
HDFC Bank Ltd.	2,540	54,821
HSBC Holdings PLC	4,470	35,904
ING Groep NV	6,664	91,807
Intesa Sanpaolo SpA	15,370	35,787
Itau Unibanco Holding SA (Preference Shares)	4,730	60,571

46	• AB TAX-MANAGED WEALTH STRATEGIES

AB Tax-Managed Balanced Wealth Strategy—Portfolio of Investments

Company	Shares	U.S. $ Value

JPMorgan Chase & Co.	3,523	$319,254
KB Financial Group, Inc.	1,390	57,379
KBC Group NV	1,200	73,438
Mitsubishi UFJ Financial Group, Inc.	15,500	102,544
PNC Financial Services Group, Inc. (The)	469	59,671
Sberbank of Russia PJSC (Sponsored ADR)	8,130	89,024
Shinhan Financial Group Co., Ltd.	900	37,027
SunTrust Banks, Inc.	657	39,085
Toronto-Dominion Bank (The)	1,350	69,584
US Bancorp	1,418	77,990
Wells Fargo & Co.	6,307	365,049

		3,110,116

Capital Markets – 0.5%
Amundi SA(h)	755	43,751
BM&FBovespa SA – Bolsa de Valores Mercadorias e Futuros	8,200	49,958
Franklin Resources, Inc.	368	15,839
Goldman Sachs Group, Inc. (The)	363	90,046
MarketAxess Holdings, Inc.	225	43,927
Morgan Stanley	1,446	66,039
Partners Group Holding AG	305	159,549
Thomson Reuters Corp.	238	10,067
UBS Group AG	11,593	178,716

		657,892

Consumer Finance – 0.4%
American Express Co.	818	65,489
Capital One Financial Corp.	1,346	126,336
Discover Financial Services	704	50,083
Hitachi Capital Corp.	2,000	51,681
OneMain Holdings, Inc.(c)	1,994	55,872
Shriram Transport Finance Co., Ltd.	1,090	15,128
Synchrony Financial	5,431	196,819

		561,408

Diversified Financial Services – 0.2%
Berkshire Hathaway, Inc. – Class B(c)	754	129,251
GRENKE AG	330	57,690
Haci Omer Sabanci Holding AS	12,250	33,799

		220,740

Insurance – 1.1%
Admiral Group PLC	3,118	70,719
AIA Group Ltd.	49,400	311,810
Allstate Corp. (The)	1,464	120,282
American International Group, Inc.	3,569	228,130
Dongbu Insurance Co., Ltd.	1,060	57,231
First American Financial Corp.	1,980	77,359
FNF Group	3,101	118,861

AB TAX-MANAGED WEALTH STRATEGIES •	47

AB Tax-Managed Balanced Wealth Strategy—Portfolio of Investments

Company	Shares	U.S. $ Value

Hartford Financial Services Group, Inc. (The)	396	$19,360
Lincoln National Corp.	929	65,179
Loews Corp.	308	14,470
NN Group NV	1,266	39,396
Progressive Corp. (The)	1,943	76,127
Prudential Financial, Inc.	376	41,563
Prudential PLC	10,800	215,838
Suncorp Group Ltd.	4,340	44,094

		1,500,419

Thrifts & Mortgage Finance – 0.2%
Housing Development Finance Corp. Ltd.	11,680	239,636

		6,290,211

Health Care – 3.6%
Biotechnology – 0.7%
Alexion Pharmaceuticals, Inc.(c)	787	103,294
Biogen, Inc.(c)	1,774	511,977
China Biologic Products, Inc.(c)	170	16,694
Gilead Sciences, Inc.	2,528	178,173
Grifols SA (ADR)	2,940	51,156

		861,294

Health Care Equipment & Supplies – 0.9%
Align Technology, Inc.(c)	936	96,184
Danaher Corp.	3,517	300,879
Edwards Lifesciences Corp.(c)	2,817	264,911
Essilor International SA	1,865	214,096
Intuitive Surgical, Inc.(c)	388	285,956
Sartorius AG (Preference Shares)	762	57,118

		1,219,144

Health Care Providers & Services – 0.7%
Aetna, Inc.	858	110,476
Cigna Corp.	934	139,073
McKesson Corp.	748	112,297
Quest Diagnostics, Inc.	395	38,489
UnitedHealth Group, Inc.	2,517	416,261
VCA, Inc.(c)	610	55,449

		872,045

Health Care Technology – 0.1%
Cerner Corp.(c)	2,850	156,864

Life Sciences Tools & Services – 0.2%
Eurofins Scientific SE	551	235,412
Mettler-Toledo International, Inc.(c)	163	77,624

		313,036

48	• AB TAX-MANAGED WEALTH STRATEGIES

AB Tax-Managed Balanced Wealth Strategy—Portfolio of Investments

Company	Shares	U.S. $ Value

Pharmaceuticals – 1.0%
Johnson & Johnson	2,166	$264,707
Mallinckrodt PLC(c)	1,281	67,150
Merck & Co., Inc.	1,467	96,631
Novartis AG (REG)	220	17,180
Pfizer, Inc.	1,369	46,710
Roche Holding AG	780	189,856
Sanofi	1,610	138,875
Shire PLC	3,340	201,397
STADA Arzneimittel AG	1,000	60,474
Teva Pharmaceutical Industries Ltd.	660	23,217
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	5,037	176,396

		1,282,593

		4,704,976

Consumer Discretionary – 3.3%
Auto Components – 0.4%
Hankook Tire Co., Ltd.(c)	1,020	53,877
Lear Corp.	607	86,188
Magna International, Inc. – Class A	4,286	183,698
Sumitomo Electric Industries Ltd.	3,100	50,499
Valeo SA	1,738	107,032

		481,294

Automobiles – 0.2%
General Motors Co.	1,436	52,902
Honda Motor Co., Ltd.	3,300	102,225
Peugeot SA(c)	4,790	91,301
Tata Motors Ltd. – Class A	9,329	38,496
Toyota Motor Corp.	600	33,944

		318,868

Diversified Consumer Services – 0.0%
Kroton Educacional SA	8,400	36,813
Tarena International, Inc. (ADR)	1,200	17,364

		54,177

Hotels, Restaurants & Leisure – 0.3%
IMAX China Holding, Inc.(c)(h)	8,000	38,338
Sodexo SA	358	39,289
Starbucks Corp.	5,880	334,396

		412,023

Household Durables – 0.1%
Panasonic Corp.	7,000	76,813

Internet & Direct Marketing Retail – 0.2%
Ctrip.com International Ltd. (ADR)(c)	840	39,849
Priceline Group, Inc. (The)(c)	105	181,034

		220,883

AB TAX-MANAGED WEALTH STRATEGIES •	49

AB Tax-Managed Balanced Wealth Strategy—Portfolio of Investments

Company	Shares	U.S. $ Value

Media – 0.7%
CBS Corp. – Class B	836	$55,109
Comcast Corp. – Class A	9,644	360,878
CTS Eventim AG & Co. KGaA	3,238	117,726
Interpublic Group of Cos., Inc. (The)	605	14,581
Liberty Global PLC – Series C(c)	3,004	105,410
Naspers Ltd. – Class N	875	139,883
Regal Entertainment Group – Class A	1,442	31,118
Twenty-First Century Fox, Inc. – Class A	491	14,691
Walt Disney Co. (The)	1,372	151,044

		990,440

Multiline Retail – 0.3%
Dollar General Corp.	1,110	81,052
Dollar Tree, Inc.(c)	2,831	217,081
Target Corp.	593	34,851

		332,984

Specialty Retail – 0.8%
ABC-Mart, Inc.	2,000	120,643
Burlington Stores, Inc.(c)	681	60,616
Foot Locker, Inc.	759	57,433
Home Depot, Inc. (The)	3,395	491,969
O’Reilly Automotive, Inc.(c)	480	130,421
Ross Stores, Inc.	827	56,716
TJX Cos., Inc. (The)	719	56,406
Ulta Salon Cosmetics & Fragrance, Inc.(c)	417	114,020

		1,088,224

Textiles, Apparel & Luxury Goods – 0.3%
HUGO BOSS AG	840	57,765
Kering	140	34,065
NIKE, Inc. – Class B	4,828	275,968
PVH Corp.	275	25,190
Samsonite International SA	20,200	61,249

		454,237

		4,429,943

Industrials – 2.3%
Aerospace & Defense – 0.4%
Airbus SE	1,420	104,337
B/E Aerospace, Inc.	1,684	107,102
BAE Systems PLC	6,760	52,921
Hexcel Corp.	1,263	69,440
L3 Technologies, Inc.	1,048	176,399
United Technologies Corp.	525	59,089

		569,288

Airlines – 0.4%
Air Canada(c)	4,030	40,597
Delta Air Lines, Inc.	2,541	126,872

50	• AB TAX-MANAGED WEALTH STRATEGIES

AB Tax-Managed Balanced Wealth Strategy—Portfolio of Investments

Company	Shares	U.S. $ Value

International Consolidated Airlines Group SA	11,850	$79,007
Japan Airlines Co., Ltd.	3,100	101,306
Qantas Airways Ltd.	28,382	81,595
United Continental Holdings, Inc.(c)	378	28,006

		457,383

Building Products – 0.1%
Allegion PLC	900	65,331
AO Smith Corp.	2,160	108,778

		174,109

Commercial Services & Supplies – 0.2%
Babcock International Group PLC	15,210	178,824
IWG PLC	11,920	41,856

		220,680

Construction & Engineering – 0.0%
IRB Infrastructure Developers Ltd.	6,290	21,830
Quanta Services, Inc.(c)	974	36,349

		58,179

Electrical Equipment – 0.1%
Eaton Corp. PLC	2,035	146,479

Industrial Conglomerates – 0.2%
General Electric Co.	2,530	75,419
Roper Technologies, Inc.	952	199,159

		274,578

Machinery – 0.4%
Cummins, Inc.	178	26,431
Deere & Co.	310	33,942
IDEX Corp.	480	44,251
IHI Corp.(c)	24,000	74,623
Ingersoll-Rand PLC	816	64,758
Oshkosh Corp.	1,415	96,064
Parker-Hannifin Corp.	144	22,297
Snap-on, Inc.	590	100,105
WABCO Holdings, Inc.(c)	370	41,544

		504,015

Professional Services – 0.1%
Teleperformance	1,295	143,356

Road & Rail – 0.2%
Canadian National Railway Co. (Toronto)	450	31,292
Central Japan Railway Co.	500	81,850
Union Pacific Corp.	1,620	174,863

		288,005

Trading Companies & Distributors – 0.2%
BOC Aviation Ltd.(h)	12,800	66,672

AB TAX-MANAGED WEALTH STRATEGIES •	51

AB Tax-Managed Balanced Wealth Strategy—Portfolio of Investments

Company	Shares	U.S. $ Value

Brenntag AG	800	$45,844
United Rentals, Inc.(c)	735	94,102

		206,618

		3,042,690

Consumer Staples – 2.1%
Beverages – 0.2%
Asahi Group Holdings Ltd.	700	24,746
Constellation Brands, Inc. – Class A	500	79,405
Monster Beverage Corp.(c)	4,604	190,790

		294,941

Food & Staples Retailing – 0.6%
Costco Wholesale Corp.	1,315	232,992
Koninklijke Ahold Delhaize NV	6,907	147,030
Kroger Co. (The)	4,909	156,106
Lenta Ltd. (GDR)(c)(h)	10,311	68,465
Loblaw Cos., Ltd.	640	33,373
Sugi Holdings Co., Ltd.	400	18,429
Tesco PLC(c)	19,250	44,984
Wal-Mart Stores, Inc.	1,492	105,827
X5 Retail Group NV (GDR)(c)(h)	963	29,179

		836,385

Food Products – 0.3%
Archer-Daniels-Midland Co.	791	37,153
BRF SA	3,600	46,909
Gruma SAB de CV – Class B	3,590	47,158
Ingredion, Inc.	175	21,156
JBS SA	9,400	35,288
Orkla ASA	6,880	60,481
Tyson Foods, Inc. – Class A	1,015	63,498
WH Group Ltd.(h)	56,000	43,721

		355,364

Household Products – 0.2%
Henkel AG & Co. KGaA (Preference Shares)	590	73,710
Procter & Gamble Co. (The)	1,004	91,434
Reckitt Benckiser Group PLC	580	52,664

		217,808

Personal Products – 0.1%
Amorepacific Corp.	100	26,606
LG Household & Health Care Ltd.	90	69,845
Unilever PLC	1,710	81,125

		177,576

Tobacco – 0.7%
Altria Group, Inc.	1,576	118,074
British American Tobacco PLC	7,255	458,258
Imperial Brands PLC	1,200	56,490

52	• AB TAX-MANAGED WEALTH STRATEGIES

AB Tax-Managed Balanced Wealth Strategy—Portfolio of Investments

Company	Shares	U.S. $ Value

Japan Tobacco, Inc.	5,500	$184,004
Philip Morris International, Inc.	1,050	114,818

		931,644

		2,813,718

Energy – 1.9%
Energy Equipment & Services – 0.3%
Helmerich & Payne, Inc.	1,990	136,056
Petrofac Ltd.	4,260	47,189
Schlumberger Ltd.	2,764	222,115

		405,360

Oil, Gas & Consumable Fuels – 1.6%
Canadian Natural Resources Ltd.	5,530	158,699
Chevron Corp.	485	54,563
CNOOC Ltd.	30,000	35,490
Devon Energy Corp.	3,134	135,890
EOG Resources, Inc.	2,173	210,759
Exxon Mobil Corp.	2,414	196,306
Hess Corp.	3,232	166,254
JX Holdings, Inc.	19,400	92,482
LUKOIL PJSC (Sponsored ADR)	2,082	110,080
Novatek PJSC (Sponsored GDR)(h)	550	71,291
PetroChina Co., Ltd. – Class H	60,000	45,575
QEP Resources, Inc.(c)	2,540	34,950
Royal Dutch Shell PLC – Class A	17,358	449,747
SM Energy Co.	539	13,286
TOTAL SA	4,376	218,345
Valero Energy Corp.	465	31,597
YPF SA (Sponsored ADR)	3,190	66,193

		2,091,507

		2,496,867

Materials – 1.0%
Chemicals – 0.5%
Air Water, Inc.	2,800	53,226
Arkema SA	760	73,674
CF Industries Holdings, Inc.	2,878	90,427
Dow Chemical Co. (The)	1,144	71,226
Ecolab, Inc.	780	96,697
Incitec Pivot Ltd.	17,740	49,877
Johnson Matthey PLC	1,230	46,771
LG Chem Ltd.	160	40,005
LyondellBasell Industries NV – Class A	216	19,708
Mosaic Co. (The)	357	11,135
Nippon Shokubai Co., Ltd.	700	46,338

		599,084

AB TAX-MANAGED WEALTH STRATEGIES •	53

AB Tax-Managed Balanced Wealth Strategy—Portfolio of Investments

Company	Shares	U.S. $ Value

Construction Materials – 0.0%
Buzzi Unicem SpA	1,970	$48,752

Metals & Mining – 0.5%
BHP Billiton PLC	14,330	230,970
BlueScope Steel Ltd.	3,246	30,358
Boliden AB	2,090	63,642
Gerdau SA (Preference Shares)	12,300	51,047
Glencore PLC(c)	19,220	76,622
Goldcorp, Inc.	2,090	33,123
MMC Norilsk Nickel PJSC (ADR)	4,345	69,332
Newmont Mining Corp.	603	20,647
Novolipetsk Steel PJSC (GDR)(h)	2,400	45,997

		621,738

Paper & Forest Products – 0.0%
Mondi PLC	2,431	56,661

		1,326,235

Telecommunication Services – 0.8%
Diversified Telecommunication Services – 0.5%
AT&T, Inc.	4,601	192,276
BT Group PLC	36,480	147,418
China Unicom Hong Kong Ltd.	60,000	72,952
Nippon Telegraph & Telephone Corp.	4,100	173,427
TDC A/S(c)	9,530	51,207
Tower Bersama Infrastructure Tbk PT	48,000	17,980

		655,260

Wireless Telecommunication Services – 0.3%
SoftBank Group Corp.	900	67,145
T-Mobile US, Inc.(c)	3,145	196,657
Vodafone Group PLC	50,210	125,744

		389,546

		1,044,806

Utilities – 0.6%
Electric Utilities – 0.4%
American Electric Power Co., Inc.	1,763	118,068
Edison International	1,756	140,024
EDP – Energias de Portugal SA	13,800	42,663
Enel SpA	11,140	47,809
Exelon Corp.	3,206	117,692
FirstEnergy Corp.	573	18,582
PG&E Corp.	560	37,380
Portland General Electric Co.	1,996	90,479

		612,697

54	• AB TAX-MANAGED WEALTH STRATEGIES

AB Tax-Managed Balanced Wealth Strategy—Portfolio of Investments

Company	Shares	U.S. $ Value

Multi-Utilities – 0.1%
DTE Energy Co.	228	$23,115
NiSource, Inc.	4,013	95,951

		119,066

Water Utilities – 0.1%
American Water Works Co., Inc.	200	15,600
Cia de Saneamento Basico do Estado de Sao Paulo	3,200	33,709
Pennon Group PLC	3,080	33,138

		82,447

		814,210

Real Estate – 0.2%
Real Estate Management & Development – 0.2%
Ayala Land, Inc.	79,600	55,912
Daito Trust Construction Co., Ltd.	1,000	139,898
Global Logistic Properties Ltd.	12,000	22,753
LendLease Group	5,570	64,987
SM Prime Holdings, Inc.	4,500	2,631

		286,181

Total Common Stocks (cost $28,785,294)		35,880,911

INVESTMENT COMPANIES – 18.8%
Funds and Investment Trusts – 18.8%(i)
AB Pooling Portfolios – AB Multi-Asset Real Return Portfolio	570,908	3,705,191
AB Multi-Manager Alternative Strategies Fund – Class Z	743,751	7,571,380
AB Pooling Portfolios – AB Volatility Management Portfolio	1,475,932	13,726,165

Total Investment Companies (cost $26,970,495)		25,002,736

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.39%(i)(j) (cost $384,696)	384,696	384,696

Total Investments – 99.9% (cost $125,539,667)		132,797,405
Other assets less liabilities – 0.1%		127,807

Net Assets – 100.0%		$132,925,212

AB TAX-MANAGED WEALTH STRATEGIES •	55

AB Tax-Managed Balanced Wealth Strategy—Portfolio of Investments

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	36	RUB	2,133	4/28/17	$347
Goldman Sachs Bank USA	USD	19	TWD	579	5/16/17	198
HSBC Bank USA	BRL	291	USD	91	4/04/17	(1,949)
HSBC Bank USA	USD	52	BRL	165	4/04/17	1,105
Nomura Global Financial Products, Inc.	USD	51	INR	3,557	5/16/17	1,397
Royal Bank of Scotland PLC	KRW	298,280	USD	261	5/16/17	(2,119)
State Street Bank & Trust Co.	BRL	86	USD	27	4/04/17	(135)
State Street Bank & Trust Co.	CHF	195	USD	197	5/16/17	2,054
State Street Bank & Trust Co.	EUR	493	USD	529	5/16/17	4,944
State Street Bank & Trust Co.	GBP	535	USD	672	5/16/17	6,676
State Street Bank & Trust Co.	HKD	1,945	USD	251	5/16/17	166
State Street Bank & Trust Co.	ILS	197	USD	53	5/16/17	(1,557)
State Street Bank & Trust Co.	JPY	31,116	USD	279	5/16/17	1,336
State Street Bank & Trust Co.	JPY	12,518	USD	111	5/16/17	(1,083)
State Street Bank & Trust Co.	NOK	467	USD	55	5/16/17	(550)
State Street Bank & Trust Co.	NOK	344	USD	41	5/16/17	314
State Street Bank & Trust Co.	SGD	45	USD	32	5/16/17	(326)
State Street Bank & Trust Co.	TWD	579	USD	19	5/16/17	(42)
State Street Bank & Trust Co.	USD	366	AUD	479	5/16/17	938
State Street Bank & Trust Co.	USD	59	CAD	78	5/16/17	83
State Street Bank & Trust Co.	USD	284	CAD	373	5/16/17	(3,200)
State Street Bank & Trust Co.	USD	123	CHF	122	5/16/17	(1,285)
State Street Bank & Trust Co.	USD	142	CNY	984	5/16/17	351
State Street Bank & Trust Co.	USD	74	EUR	70	5/16/17	353
State Street Bank & Trust Co.	USD	71	GBP	56	5/16/17	(1,145)
State Street Bank & Trust Co.	USD	584	JPY	65,109	5/16/17	(2,403)
State Street Bank & Trust Co.	USD	22	MXN	454	5/16/17	540
State Street Bank & Trust Co.	USD	32	NOK	268	5/16/17	(244)
State Street Bank & Trust Co.	USD	23	NZD	32	5/16/17	(366)
State Street Bank & Trust Co.	USD	227	SEK	2,003	5/16/17	(4,583)
State Street Bank & Trust Co.	USD	74	ZAR	1,020	5/16/17	2,373

						$2,188

INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$200	9/02/20	1.548%	CPI	#	$	– 0	–	$4,787
Bank of America, NA	900	3/04/24	2.493%	CPI	#		(500)		(56,997)
Bank of America, NA	600	7/09/24	2.613%	CPI	#		– 0	–	(45,752)
Barclays Bank PLC	2,000	1/31/19	2.385%	CPI	#		– 0	–	(119,043)
Barclays Bank PLC	200	5/05/25	2.125%	CPI	#		– 0	–	429
Barclays Bank PLC	1,800	1/31/27	2.628%	CPI	#		– 0	–	(199,679)
Citibank, NA	2,000	5/05/18	1.843%	CPI	#		– 0	–	9,304
Citibank, NA	350	8/26/20	2.298%	CPI	#		– 0	–	(14,317)
Citibank, NA	310	12/14/20	1.548%	CPI	#		– 0	–	9,543
Citibank, NA	100	8/09/21	1.540%	CPI	#		– 0	–	3,579
Citibank, NA	300	5/24/23	2.533%	CPI	#		– 0	–	(23,487)
Deutsche Bank AG	150	7/15/20	1.265%	CPI	#		– 0	–	7,160

56	• AB TAX-MANAGED WEALTH STRATEGIES

AB Tax-Managed Balanced Wealth Strategy—Portfolio of Investments

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	$1,400	1/31/22	2.515%	CPI	#	$	– 0	–	$(116,872)
Morgan Stanley Capital Services LLC	250	4/16/23	2.690%	CPI	#		– 0	–	(24,439)

							$(500)		$(565,784)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$465	3/01/23	0.904%	SIFMA	*	$19,168
JPMorgan Chase Bank, NA	235	10/26/22	1.123%	SIFMA	*	6,043
JPMorgan Chase Bank, NA	450	2/22/23	0.902%	SIFMA	*	18,775

						$43,986

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(b)	Defaulted.

(c)	Non-income producing security.

(d)	Illiquid security.

(e)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2017 and the aggregate market value of these securities amounted to $887,663 or 0.67% of net assets.

(f)	Defaulted matured security.

(g)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate market value of these securities amounted to $407,414 or 0.3% of net assets.

(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

AB TAX-MANAGED WEALTH STRATEGIES •	57

AB Tax-Managed Balanced Wealth Strategy—Portfolio of Investments

As of February 28, 2017, the Strategy’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.0% and 0.0%, respectively.

Currency Abbreviations:

AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
CNY	– Chinese Yuan Renminbi
EUR	– Euro
GBP	– Great British Pound
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
RUB	– Russian Ruble
SEK	– Swedish Krona
SGD	– Singapore Dollar
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Glossary:

ADR	– American Depositary Receipt
AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
COP	– Certificate of Participation
ETM	– Escrowed to Maturity
GDR	– Global Depositary Receipt
NATL	– National Interstate Corporation
OSF	– Order of St. Francis
PJSC	– Public Joint Stock Company
REG	– Registered Shares
XLCA	– XL Capital Assurance Inc.

See notes to financial statements.

58	• AB TAX-MANAGED WEALTH STRATEGIES

AB Tax-Managed Balanced Wealth Strategy—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

February 28, 2017 (unaudited)

	AB Tax-Managed Wealth Appreciation Strategy		AB Tax-Managed Balanced Wealth Strategy
Assets
Investments in securities, at value
Unaffiliated issuers (cost $394,223,564 and $98,184,476, respectively)	$485,926,027		$107,409,973
Affiliated issuers (cost $217,995,397 and $27,355,191, respectively)	202,142,543		25,387,432
Foreign currencies, at value (cost $459,914 and $94,419, respectively)	460,193		94,022
Receivable for investment securities sold	3,784,909		189,890
Unaffiliated dividends receivable	1,128,974		798,566
Receivable for shares of beneficial interest sold	558,270		18,839
Unrealized appreciation of forward currency exchange contracts	286,401		23,175
Due from custodian	36,151		118,791
Affiliated dividends receivable	4,099		694
Unrealized appreciation on interest rate swaps	– 0	–	43,986
Unrealized appreciation on inflation swaps	– 0	–	34,802
Other receivable	2,183		579

Total assets	694,329,750		134,120,749

Liabilities
Payable for investment securities purchased and foreign currency transactions	2,060,088		163,684
Payable for shares of beneficial interest redeemed	891,692		181,570
Advisory fee payable	302,189		50,336
Unrealized depreciation of forward currency exchange contracts	292,595		20,987
Distribution fee payable	17,458		31,968
Transfer Agent fee payable	9,912		8,182
Administrative fee payable	8,307		– 0	–
Upfront premiums received on inflation swaps	– 0	–	500
Unrealized depreciation on inflation swaps	– 0	–	600,586
Accrued expenses	171,234		137,724

Total liabilities	3,753,475		1,195,537

Net Assets	$690,576,275		$132,925,212

Composition of Net Assets
Shares of beneficial interest, at par	$442		$101
Additional paid-in capital	591,493,535		121,387,527
Undistributed net investment income	204,963		1,856,303
Accumulated net realized gain on investment and foreign currency transactions	23,052,762		2,943,931
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	75,824,573		6,737,350

Net Assets	$690,576,275		$132,925,212

See notes to financial statements.

AB TAX-MANAGED WEALTH STRATEGIES •	59

Statement of Assets & Liabilities

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

AB Tax-Managed Wealth Appreciation Strategy	Net Assets	Shares Outstanding	Net Asset Value

Class A	$32,309,674	2,072,617	$15.59	*

Class B	$465,929	30,069	$15.50

Class C	$14,327,313	932,246	$15.37

Advisor Class	$643,473,359	41,157,729	$15.63

AB Tax-Managed Balanced Wealth Strategy

Class A	$69,045,056	5,228,181	$13.21	*

Class B	$833,112	62,132	$13.41

Class C	$23,538,707	1,775,153	$13.26

Advisor Class	$39,508,337	2,987,199	$13.23

*	The maximum offering price per share for Class A shares of Tax-Managed Wealth Appreciation Strategy and Tax-Managed Balanced Wealth Strategy was $16.28 and $13.80, respectively, which reflects a sales charge of 4.25%.

See notes to financial statements.

60	• AB TAX-MANAGED WEALTH STRATEGIES

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2017 (unaudited)

	AB Tax-Managed Wealth Appreciation Strategy		AB Tax-Managed Balanced Wealth Strategy
Investment Income
Dividends
Affiliated issuers	$9,241,444		$1,269,639
Unaffiliated issuers (net of foreign taxes withheld of $163,782 and $12,118, respectively)	3,439,325		264,154
Interest	– 0	–	1,011,468
Other income(a)	35,439		118,791

Total income	12,716,208		2,664,052

Expenses
Advisory fee (see Note B)	2,190,482		368,773
Distribution fee – Class A	39,649		87,615
Distribution fee – Class B	2,525		5,376
Distribution fee – Class C	69,971		118,258
Transfer agency – Class A	3,800		29,235
Transfer agency – Class B	151		676
Transfer agency – Class C	1,916		10,280
Transfer agency – Advisor Class	75,210		16,393
Custodian	118,791		77,016
Registration fees	34,328		29,173
Audit and tax	29,442		33,632
Administrative	24,181		– 0	–
Legal	22,378		22,542
Printing	16,813		24,894
Trustees’ fees	13,235		13,237
Miscellaneous	20,214		11,233

Total expenses	2,663,086		848,333
Less: expenses waived and reimbursed by the Adviser (see Note B)	(270,993)		(38,391)

Net expenses	2,392,093		809,942

Net investment income	10,324,115		1,854,110

See notes to financial statements.

AB TAX-MANAGED WEALTH STRATEGIES •	61

Statement of Operations

	AB Tax-Managed Wealth Appreciation Strategy		AB Tax-Managed Balanced Wealth Strategy
Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on:
Affiliated Underlying Portfolios	$(1,594,826)		$(380,856)
Investment transactions(b)	20,301,801		1,694,710
Futures	15,574		– 0	–
Swaps	– 0	–	25,936
Foreign currency transactions	118,459		17,274
Net realized gain distributions received from Underlying Portfolios	12,904,196		1,785,834
Net change in unrealized appreciation/depreciation of:
Affiliated Underlying Portfolios	(10,560,805)		(1,312,101)
Investments	11,062,699		(1,581,315)
Futures	(7,226)		– 0	–
Swaps	– 0	–	473,343
Foreign currency denominated assets and liabilities	163,225		9,961

Net gain on investment and foreign currency transactions	32,403,097		732,786

Net Increase in Net Assets from Operations	$42,727,212		$2,586,896

(a)	Other income represents a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.

(b)	Net of foreign capital gains taxes of $40,780 and $3,612, respectively

See notes to financial statements.

62	• AB TAX-MANAGED WEALTH STRATEGIES

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

AB Tax-Managed Wealth Appreciation Strategy
Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$10,324,115	$9,454,819
Net realized gain (loss) on investment and foreign currency transactions	18,841,008	(320,634)
Net realized gain distributions from Underlying Portfolios	12,904,196	2,491,063
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	657,893	24,746,993
Contributions from Affiliates (see Note B)	– 0	–	69

Net increase in net assets from operations	42,727,212	36,372,310
Dividends and Distributions to Shareholders from
Net investment income
Class A	(607,091)	(361,483)
Class B	(4,431)	– 0	–
Class C	(164,450)	(40,174)
Advisor Class	(13,450,035)	(8,548,992)
Net realized gain on investment transactions
Class A	(298,821)	(2,065,522)
Class B	(4,468)	(44,662)
Class C	(133,493)	(955,499)
Advisor Class	(5,844,092)	(39,003,215)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(18,604,081)	1,738,568

Total increase (decrease)	3,616,250	(12,908,669)
Net Assets
Beginning of period	686,960,025	699,868,694

End of period (including undistributed net investment income of $204,963 and $4,106,855, respectively)	$690,576,275	$686,960,025

See notes to financial statements.

AB TAX-MANAGED WEALTH STRATEGIES •	63

Statement of Changes in Net Assets

	AB Tax-Managed Balanced Wealth Strategy
	Six Months Ended February 28, 2017 (unaudited)		Year Ended August 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,854,110		$1,761,758
Net realized gain on investment and foreign currency transactions	1,357,064		450,244
Net realized gain distributions from Underlying Portfolios	1,785,834		349,339
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(2,410,112)		3,189,349
Contributions from Affiliates (see Note B)	– 0	–	6

Net increase in net assets from operations	2,586,896		5,750,696
Dividends and Distributions to Shareholders from
Net investment income
Class A	(982,853)		(1,242,662)
Class B	– 0	–	(3,540)
Class C	(136,909)		(208,427)
Advisor Class	(661,148)		(715,637)
Net realized gain on investment transactions
Class A	(387,898)		(2,596,598)
Class B	(5,921)		(68,008)
Class C	(131,295)		(891,517)
Advisor Class	(217,581)		(1,269,237)
Transactions in Shares of Beneficial Interest
Net decrease	(6,343,491)		(9,207,347)

Total decrease	(6,280,200)		(10,452,277)
Net Assets
Beginning of period	139,205,412		149,657,689

End of period (including undistributed net investment income of $1,856,303 and $1,783,103, respectively)	$132,925,212		$139,205,412

See notes to financial statements.

64	• AB TAX-MANAGED WEALTH STRATEGIES

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

February 28, 2017 (unaudited)

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Trust”) was organized as a Massachusetts Business Trust on March 26, 1987 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of six series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to AB Tax-Managed Wealth Appreciation Strategy and AB Tax-Managed Balanced Wealth Strategy (the “Strategies”). The Strategies offer Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Strategies to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Strategies’ Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All four classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Strategy is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Strategies.

AB TAX-MANAGED WEALTH STRATEGIES •	65

Notes to Financial Statements

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the

66	• AB TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Strategies may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Strategies value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Strategies may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategies would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market value as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategies. Unobservable inputs reflect the Strategies’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategies’ own assumptions in determining the fair value of investments)

AB TAX-MANAGED WEALTH STRATEGIES •	67

Notes to Financial Statements

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

68	• AB TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

The following tables summarize the valuation of the Strategies’ investments by the above fair value hierarchy levels as of February 28, 2017:

AB Tax-Managed Wealth Appreciation Strategy
Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$87,041,890		$27,754,975		$	– 0	–	$114,796,865
Financials	44,757,980		39,771,846			– 0	–	84,529,826
Health Care	49,107,031		15,921,820			– 0	–	65,028,851
Consumer Discretionary	42,787,116		17,150,060			– 0	–	59,937,176
Industrials	26,734,706		14,275,866			– 0	–	41,010,572
Consumer Staples	18,574,980		19,449,825			– 0	–	38,024,805
Energy	20,965,378		13,307,728			– 0	–	34,273,106
Materials	4,988,930		13,400,139			– 0	–	18,389,069
Telecommunication Services	5,385,175		9,666,917			– 0	–	15,052,092
Utilities	9,117,085		2,236,253			– 0	–	11,353,338
Real Estate	– 0	–	3,530,327			– 0	–	3,530,327
Investment Companies	189,925,390		– 0	–		– 0	–	189,925,390
Short-Term Investments	12,217,153		– 0	–		– 0	–	12,217,153

Total Investments in Securities	511,602,814		176,465,756			– 0	–	688,068,570
Other Financial Instruments(a) :
Assets:
Forward Currency Exchange Contracts	– 0	–	286,401			– 0	–	286,401
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(292,595)			– 0	–	(292,595)

Total(b)	$511,602,814		$176,459,562		$	– 0	–	$688,062,376

AB TAX-MANAGED WEALTH STRATEGIES •	69

Notes to Financial Statements

AB Tax-Managed Balanced Wealth Strategy
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Municipal Obligations:
Long-Term Municipal Bonds	$	– 0	–	$67,541,353		$287,709		$67,829,062
Short-Term Municipal Notes		– 0	–	3,700,000		– 0	–	3,700,000
Common Stocks:
Information Technology		6,576,241		2,054,833		– 0	–	8,631,074
Financials		3,348,143		2,942,068		– 0	–	6,290,211
Health Care		3,567,351		1,137,625		– 0	–	4,704,976
Consumer Discretionary		3,229,985		1,199,958		– 0	–	4,429,943
Industrials		1,968,669		1,074,021		– 0	–	3,042,690
Consumer Staples		1,389,428		1,424,290		– 0	–	2,813,718
Energy		1,501,221		995,646		– 0	–	2,496,867
Materials		383,936		942,299		– 0	–	1,326,235
Telecommunication Services		388,933		655,873		– 0	–	1,044,806
Utilities		656,891		157,319		– 0	–	814,210
Real Estate		– 0	–	286,181		– 0	–	286,181
Investment Companies		25,002,736		– 0	–	– 0	–	25,002,736
Short-Term Investments		384,696		– 0	–	– 0	–	384,696

Total Investments in Securities		48,398,230		84,111,466		287,709		132,797,405
Other Financial Instruments(a) :
Assets:
Forward Currency Exchange Contracts		– 0	–	23,175		– 0	–	23,175
Inflation (CPI) Swaps		– 0	–	34,802		– 0	–	34,802
Interest Rate Swaps		– 0	–	43,986		– 0	–	43,986
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(20,987)		– 0	–	(20,987)
Inflation (CPI) Swaps		– 0	–	(600,586)		– 0	–	(600,586)

Total(b)		$48,398,230		$83,591,856		$287,709		$132,277,795

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategies recognize all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

70	• AB TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

AB Tax-Managed Balanced Wealth Strategy	Long-Term Municipal Bonds		Total
Balance as of 8/31/16	$298,956		$298,956
Accrued discounts/(premiums)	796		796
Realized gain (loss)	109		109
Change in unrealized appreciation/depreciation	2,848		2,848
Purchases	– 0	–	– 0	–
Sales	(15,000)		(15,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/17	$287,709		$287,709

Net change in unrealized appreciation/depreciation from investments held as of 2/28/17(a)	$2,848		$2,848

(a)

The unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation) on investments and other financial instruments in the accompanying statement of operations.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Strategies. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

AB TAX-MANAGED WEALTH STRATEGIES •	71

Notes to Financial Statements

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Strategies’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Strategies’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Strategies may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Strategies’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Strategies’ financial statements.

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Notes to Financial Statements

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Strategies are informed of the dividend. Investment gains or losses are determined on the identified cost basis. The Strategies amortize premiums and accrete discounts as adjustments to interest income. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold.

6. Class Allocations

All income earned and expenses incurred by the Strategies are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Strategy represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Strategies pay the Adviser at the annual rates as follows:

	Average Daily Net Assets
AB Tax-Managed Strategy	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
Wealth Appreciation	.65%	.55%	.50%
Balanced Wealth	.55%	.45%	.40%

Such fees are accrued daily and paid monthly.

During the year ended August 31, 2016, the Adviser reimbursed the Strategies the following amounts for trading losses incurred due to a trade entry error:

AB Tax-Managed Strategy	Amount
Wealth Appreciation	$69
Balanced Wealth	6

AB TAX-MANAGED WEALTH STRATEGIES •	73

Notes to Financial Statements

In connection with the Strategies’ investments in AB Cap Fund—Multi-Manager Alternative Strategies Fund (“MMAS”), the Adviser has contractually agreed to (i) waive the portion of its advisory fee attributable to its services after paying sub advisory fees to sub-advisors and (ii) waive an additional portion of the advisory fee in an amount equal to, or reimburse the Strategy for, the total other expenses of MMAS (excluding interest and short sales expenses), in each case as paid by a Strategy as an acquired fund fee and expense. This fee waiver and/or expense reimbursement will remain in effect until December 31, 2017. For the six months ended February 28, 2017, the advisory fees paid were reduced by $258,399 and $37,141 for the AB Tax-Managed Wealth Appreciation Strategy and AB Tax-Managed Balanced Wealth Strategy, respectively.

A summary of the Strategies’ transactions in AB mutual funds for the six months ended February 28, 2017 is as follows:

AB Multi-Manager Alternative Strategies Fund
							Distributions
AB Tax- Managed Strategy	Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 2/28/17 (000)	Income (000)	Realized Gains (000)
Wealth Appreciation	$55,140	$1,489	$2,601	$(31)	$1,475	$55,472	$516	$	– 0	–
Balanced Wealth	7,816	420	875	4	206	7,571	73		– 0	–

AB Pooling Portfolio—AB Volatility Management Portfolio
							Distributions
AB Tax- Managed Strategy	Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 2/28/17 (000)	Income (000)	Realized Gains (000)
Wealth Appreciation	$102,845	$21,896	$6,410	$(610)	$(14,259)	$103,462	$7,923	$12,904
Balanced Wealth	14,306	3,763	2,281	(197)	(1,865)	13,726	1,097	1,786

AB Pooling Portfolio—AB Multi-Asset Real Return Portfolio
							Distributions
AB Tax- Managed Strategy	Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 2/28/17 (000)	Income (000)	Realized Gains (000)
Wealth Appreciation	$30,284	$2,571	$3,133	$(954)	$2,223	$30,991	$782	$	– 0	–
Balanced Wealth	3,804	270	527	(188)	346	3,705	98		– 0	–

The Strategies may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the Strategies’ average daily net assets

74	• AB TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

invested in such portfolio and bear its own expenses. In connection with the investment by the Strategies in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Strategies in an amount equal to the Strategies’ pro rata share of the effective advisory fees of Government Money Market Portfolio, as borne indirectly by the Strategies as an acquired fund fee and expense. For the six months ended February 28, 2017, such waivers amounted to:

Tax-Managed Strategy	Amount
AB Wealth Appreciation	$12,594
AB Balanced Wealth	1,250

A summary of the Strategies’ transactions in shares of the Government Money Market Portfolio for the six months ended February 28, 2017 is as follows:

AB Tax-Managed Strategy	Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/17 (000)	Dividend Income (000)
Wealth Appreciation	$9,927	$62,297	$60,007	$12,217	$21
Balanced Wealth	656	14,419	14,690	385	2

The Strategies compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Strategies. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $51,627 and $27,871 for the AB Tax-Managed Wealth Appreciation Strategy and AB Tax-Managed Balanced Wealth Strategy, for the six months ended February 28, 2017.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Strategies’ shares. The Distributor has advised the Strategies that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Strategy for the six months ended February 28, 2017 as follows:

	Front-End Sales Charges	Contingent Deferred Sales Charges
AB Tax-Managed Strategy	Class A	Class A			Class B	Class C
Wealth Appreciation	$507	$	– 0	–	$239	$184
Balanced Wealth	389		14		948	118

AB TAX-MANAGED WEALTH STRATEGIES •	75

Notes to Financial Statements

Brokerage commissions paid on investment transactions for the six months ended February 28, 2017 amounted to $139,595 and $10,897 for the AB Tax-Managed Wealth Appreciation Strategy and AB Tax-Managed Balanced Wealth Strategy, of which $0 and $0 and $0 and $0 were paid, respectively to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Plans

The Strategies have adopted a Plan for each class of shares of the Strategies pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a “Plan” and collectively the “Plans”). Under the Plans, the Strategies pay distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Strategies’ average daily net assets attributable to Class A shares and 1% of the Strategies’ average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. Effective August 1, 2014, payments under the Class A shares for AB Tax-Managed Wealth Appreciation Strategy and AB Tax-Managed Balanced Wealth Strategy are limited to an annual rate of .25% of Class A shares’ average daily net assets. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Strategies are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of the Strategies’ shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Securities Exchange Commission as being a “compensation” plan.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Strategies to the Distributor with respect to the relevant class. The Plans also provide that the Adviser may use its own resources to finance the distribution of the Strategies’ shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended February 28, 2017, were as follows:

AB Tax-Managed Strategy	Purchases	Sales
Wealth Appreciation	$153,319,904	$171,487,742
Balanced Wealth	21,249,674	26,409,658

76	• AB TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

There were no investment transactions in U.S. government securities during the six months ended February 28, 2017.

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures, foreign currency and swap transactions) are as follows:

	Gross Unrealized		Net Unrealized Appreciation
AB Tax-Managed Strategy	Appreciation	(Depreciation)
Wealth Appreciation	$102,733,139	$(26,883,530)	$75,849,609
Balanced Wealth	10,613,068	(3,355,330)	7,257,738

1. Derivative Financial Instruments

The Strategies may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Strategies, as well as the methods in which they may be used are:

•	Futures

The Strategies may buy or sell futures for investment purposes or for the purpose of hedging their portfolios against adverse effects of potential movements in the market. The Strategy bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Strategies may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Strategy enters into futures, the Strategy deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Strategy agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Strategy as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is

AB TAX-MANAGED WEALTH STRATEGIES •	77

Notes to Financial Statements

generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Strategy records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Strategy to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Strategy to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended February 28, 2017, the Strategies held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Strategies may enter into forward currency exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Strategy. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended February 28, 2017, the Strategies held forward currency exchange contracts for hedging and non-hedging purposes.

•	Swaps

The Strategy may enter into swaps to hedge its exposure to interest rates. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a

78	• AB TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Strategy in accordance with the terms of the respective swaps to provide value and recourse to the Strategy or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Strategy, and/or the termination value at the end of the contract. Therefore, the Strategy considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Strategy and the counterparty and by the posting of collateral by the counterparty to the Strategy to cover the Strategies’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Strategy accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

AB TAX-MANAGED WEALTH STRATEGIES •	79

Notes to Financial Statements

At the time the Strategy enters into a centrally cleared swap, the Strategy deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Strategy agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Strategy as unrealized gains or losses. Risks may arise from the potential of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Strategy records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Strategy is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Strategy holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Strategy may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Strategy may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Strategy may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Strategy anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Strategy with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Strategy receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended February 28, 2017, the AB Tax-Managed Balanced Wealth Strategy held interest rate swaps for hedging and non-hedging purposes.

80	• AB TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

Inflation (CPI) Swaps:

Inflation swaps are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Strategy against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if unexpected inflation increases.

During the six months ended February 28, 2017, the AB Tax-Managed Balanced Wealth Strategy held inflation (CPI) swaps for hedging and non-hedging purposes.

The Strategies typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Strategy typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Strategy and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Strategy’s net liability, held by the defaulting party, may be delayed or denied.

The Strategy’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Strategy decline below specific levels (“net asset contingent features”). If these levels are triggered, the Strategy’s counterparty has the right to

AB TAX-MANAGED WEALTH STRATEGIES •	81

Notes to Financial Statements

terminate such transaction and require the Strategy to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

During the six months ended February 28, 2017, the Strategies had entered into the following derivatives:

AB Tax-Managed Wealth Appreciation Strategy
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	$286,401	Unrealized depreciation on forward currency exchange contracts	$292,595

Total		$286,401		$292,595

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$15,574	$(7,226)

Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	205,746	169,269

Total		$221,320	$162,043

82	• AB TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

AB Tax-Managed Balanced Wealth Strategy
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	$23,175	Unrealized depreciation on forward currency exchange contracts	$20,987

Interest rate contracts	Unrealized appreciation on interest rate swaps	43,986

Interest rate contracts	Unrealized appreciation on inflation swaps	34,802	Unrealized depreciation on inflation swaps	600,586

Total		$101,963		$621,573

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	$19,658	$9,590

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	25,936	473,343

Total		$45,594	$482,933

AB TAX-MANAGED WEALTH STRATEGIES •	83

Notes to Financial Statements

The following tables represent the average monthly volume of the Strategies’ derivative transactions during the six months ended February 28, 2017:

AB Tax-Managed Wealth Appreciation Strategy
Futures:
Average original value of buy contracts	$123,695	(a)
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$48,557,347
Average principal amount of sale contracts	$52,888,417

(a)	Positions were open for four months during the year.

AB Tax-Managed Balanced Wealth Strategy
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$3,622,366
Average principal amount of sale contracts	$3,974,510
Interest Rate Swaps:
Average notional amount	$1,150,000
Inflation Swaps:
Average notional amount	$11,118,571

For financial reporting purposes, the Strategies do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following tables present the Strategies’ derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Strategies as of February 28, 2017:

AB Tax-Managed Wealth Appreciation Strategy

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset		Cash Collateral Received			Security Collateral Received			Net Amount of Derivatives Assets
OTC Derivatives:
Bank of America, NA	$48,413	$(12,511)		$	– 0	–	$	– 0	–	$35,902
Barclays Bank PLC	49,989	(49,989)			– 0	–		– 0	–	– 0	–
BNP Paribas SA	3,644	– 0	–		– 0	–		– 0	–	3,644
Citibank, NA	34,062	(29,848)			– 0	–		– 0	–	4,214
Goldman Sachs Bank USA	31,884	(31,884)			– 0	–		– 0	–	– 0	–
JPMorgan Chase Bank, NA	7,264	(7,015)			– 0	–		– 0	–	249

84	• AB TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset		Cash Collateral Received			Security Collateral Received			Net Amount of Derivatives Assets
Nomura Global Financial Products, Inc.	$20,272	$(5,184)		$	– 0	–	$	– 0	–	$15,088
Northern Trust Co.	28,541	– 0	–		– 0	–		– 0	–	28,541
State Street Bank & Trust Co.	58,369	(25,214)			– 0	–		– 0	–	33,155
UBS AG	3,963	– 0	–		– 0	–		– 0	–	3,963

Total	$286,401	$(161,645)		$	– 0	–	$	– 0	–	$124,756	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset		Cash Collateral Pledged			Security Collateral Pledged			Net Amount of Derivatives Liabilities
OTC Derivatives:
Bank of America, NA	$12,511	$(12,511)		$	– 0	–	$	– 0	–	$ – 0	–
Barclays Bank PLC	83,133	(49,989)			– 0	–		– 0	–	33,144
Citibank, NA	29,848	(29,848)			– 0	–		– 0	–	– 0	–
Credit Suisse International	13,791	– 0	–		– 0	–		– 0	–	13,791
Goldman Sachs Bank USA	49,542	(31,884)			– 0	–		– 0	–	17,658
JPMorgan Chase Bank, NA	7,015	(7,015)			– 0	–		– 0	–	– 0	–
Nomura Global Financial Products, Inc.	5,184	(5,184)			– 0	–		– 0	–	– 0	–
Royal Bank of Scotland PLC	63,456	– 0	–		– 0	–		– 0	–	63,456
Standard Chartered Bank	2,901	– 0	–		– 0	–		– 0	–	2,901
State Street Bank & Trust Co.	25,214	(25,214)			– 0	–		– 0	–	– 0	–

Total	$292,595	$(161,645)		$	– 0	–	$	– 0	–	$130,950	^

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB TAX-MANAGED WEALTH STRATEGIES •	85

Notes to Financial Statements

AB Tax-Managed Balanced Wealth Strategy

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset		Cash Collateral Received			Security Collateral Received			Net Amount of Derivatives Assets
OTC Derivatives:
Bank of America, NA	$4,787	$(4,787)		$	– 0	–	$	– 0	–	$ – 0	–
Barclays Bank PLC	429	(429)			– 0	–		– 0	–	– 0	–
Citibank, NA	41,941	(37,804)			– 0	–		– 0	–	4,137
Deutsche Bank AG	7,160	– 0	–		– 0	–		– 0	–	7,160
Goldman Sachs Bank USA	198	(198)			– 0	–		– 0	–	– 0	–
HSBC Bank USA	1,105	(1,105)			– 0	–		– 0	–	– 0	–
JPMorgan Chase Bank, NA	24,818	– 0	–		– 0	–		– 0	–	24,818
Nomura Global Financial Products, Inc.	1,397	– 0	–		– 0	–		– 0	–	1,397
State Street Bank & Trust Co.	20,128	(16,919)			– 0	–		– 0	–	3,209

Total	$101,963	$(61,242)		$	– 0	–	$	– 0	–	$40,721	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset		Cash Collateral Pledged			Security Collateral Pledged*			Net Amount of Derivatives Liabilities
OTC Derivatives:
Bank of America, NA	$102,749	$(4,787)		$	– 0	–	$	– 0	–	$97,962
Barclays Bank PLC	318,722	(429)			– 0	–		(318,293)		– 0	–
Citibank, NA	37,804	(37,804)			– 0	–		– 0	–	– 0	–
Goldman Sachs Bank USA	116,872	(198)			– 0	–		– 0	–	116,674
HSBC Bank USA	1,949	(1,105)			– 0	–		– 0	–	844
Morgan Stanley Capital Services LLC	24,439	– 0	–		– 0	–		– 0	–	24,439
Royal Bank of Scotland PLC	2,119	– 0	–		– 0	–		– 0	–	2,119
State Street Bank & Trust Co.	16,919	(16,919)			– 0	–		– 0	–	– 0	–

Total	$621,573	$(61,242)		$	– 0	–		$(318,293)		$242,038	^

*	The actual collateral pledged is more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

86	• AB TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

2. Currency Transactions

The Strategies may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Strategies may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Strategies may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Strategies and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Strategies may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	AB Tax-Managed Wealth Appreciation Strategy
	Shares		Amount
	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016

Class A
Shares sold	61,706	82,311	$926,384	$1,230,446

Shares issued in reinvestment of dividends and distributions	56,439	154,337	840,377	2,254,865

Shares converted from Class B	7,478	16,284	113,001	237,721

Shares redeemed	(201,074)	(363,778)	(3,021,928)	(5,376,381)

Net decrease	(75,451)	(110,846)	$(1,142,166)	$(1,653,349)

Class B
Shares sold	1,114	1,886	$16,650	$27,242

Shares issued in reinvestment of dividends and distributions	595	2,958	8,821	42,919

Shares converted to Class A	(7,567)	(16,456)	(113,001)	(237,721)

Shares redeemed	(2,999)	(3,512)	(44,825)	(53,605)

Net decrease	(8,857)	(15,124)	$(132,355)	$(221,165)

AB TAX-MANAGED WEALTH STRATEGIES •	87

Notes to Financial Statements

	AB Tax-Managed Wealth Appreciation Strategy
	Shares		Amount
	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016

Class C
Shares sold	13,903	26,253	$209,076	$382,356

Shares issued in reinvestment of dividends and distributions	15,983	54,517	234,947	786,682

Shares redeemed	(68,055)	(173,395)	(1,006,788)	(2,530,663)

Net decrease	(38,169)	(92,625)	$(562,765)	$(1,361,625)

Advisor Class
Shares sold	2,274,066	5,684,335	$34,353,836	$82,988,847

Shares issued in reinvestment of dividends and distributions	1,064,976	3,136,331	15,900,099	45,915,883

Shares redeemed	(4,414,971)	(8,470,833)	(67,020,730)	(123,930,023)

Net increase (decrease)	(1,075,929)	349,833	$(16,766,795)	$4,974,707

	AB Tax-Managed Balanced Wealth Strategy
	Shares		Amount
	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016

Class A
Shares sold	189,766	134,104	$2,487,052	$1,733,496

Shares issued in reinvestment of dividends and distributions	92,015	268,617	1,181,476	3,446,354

Shares converted from Class B	32,409	69,442	423,174	902,580

Shares redeemed	(655,970)	(853,311)	(8,546,207)	(11,084,932)

Net decrease	(341,780)	(381,148)	$(4,454,505)	$(5,002,502)

Class B
Shares sold	2,065	4,584	$27,158	$59,924

Shares issued in reinvestment of dividends and distributions	435	5,306	5,685	68,811

Shares converted to Class A	32,066	(69,148)	(423,174)	(902,580)

Shares redeemed	(73,619)	(14,312)	(124,689)	(186,357)

Net decrease	(39,053)	(73,570)	$(515,020)	$(960,202)

88	• AB TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

	AB Tax-Managed Balanced Wealth Strategy
	Shares		Amount
	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016

Class C
Shares sold	34,036	110,585	$445,379	$1,441,938

Shares issued in reinvestment of dividends and distributions	18,386	74,375	237,358	959,442

Shares redeemed	(168,813)	(337,231)	(2,202,650)	(4,377,277)

Net decrease	(116,391)	(152,271)	$(1,519,913)	$(1,975,897)

Advisor Class
Shares sold	301,184	652,652	$3,931,327	$8,469,553

Shares issued in reinvestment of dividends and distributions	54,739	130,157	703,396	1,672,520

Shares redeemed	(343,153)	(871,433)	(4,488,776)	(11,410,819)

Net increase (decrease)	12,770	(88,624)	$145,947	$(1,268,746)

NOTE F

Risks Involved in Investing in the Strategies

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Strategies’ investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Strategies’ investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Strategies’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Strategies invest more of its assets in a particular state’s municipal securities, the Strategies’ may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The

AB TAX-MANAGED WEALTH STRATEGIES •	89

Notes to Financial Statements

Strategies’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Foreign (Non-U.S.) Risk—The Strategies’ Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened if the Strategies invest in securities of emerging market countries, where there may be an increased amount of economic, political and social instability.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Strategies’ investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—The Strategies may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategies, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Allocation Risk—The allocation of investments among different investment styles, such as equity or debt, growth or value, U.S. or non-U.S. securities, or diversification strategies, may have a more significant effect on the Strategies’ net asset value, or NAV, when one of these investments is performing more poorly than another.

Indemnification Risk—In the ordinary course of business, the Strategies enter into contracts that contain a variety of indemnifications. The Strategies’ maximum exposure under these arrangements is unknown. However, the Strategies have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Strategies have not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Strategies, participate in a $280 million revolving credit facility (the

90	• AB TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

“Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Strategies did not utilize the Facility during the six months ended February 28, 2017.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2016 and August 31, 2015 were as follows:

AB Tax-Managed Wealth Appreciation Strategy	2016	2015
Distributions paid from:
Ordinary income	$8,950,649	$13,204,160
Long-term capital gains	42,068,898	6,243,209

Total taxable distributions	51,019,547	19,447,369

Total distributions paid	$51,019,547	$19,447,369

AB Tax-Managed Balanced Wealth Strategy	2016	2015
Distributions paid from:
Ordinary income	$1,188,142	$655,723
Long-term capital gains	4,825,360	5,312,124

Total taxable distributions	6,013,502	5,967,847
Tax exempt distributions	982,124	4,843

Total distributions paid	$6,995,626	$5,972,690

As of August 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

AB Tax-Managed Strategy	Undistributed Ordinary Income(a)	Accumulated Capital and Other Gains (Losses)	Unrealized Appreciation/ (Depreciation)(b)	Total Accumulated Earnings/ (Deficit)(c)
AB Wealth Appreciation	$3,964,088	$206,747	$72,691,127	$76,861,962
AB Balanced Wealth	1,780,068	740,728	8,955,287	11,476,083

(a)	Includes tax exempt income as shown below:

AB Wealth Appreciation	$	– 0	–
AB Balanced Wealth		862,588

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of passive foreign investment companies (PFICs), and the realization for tax purposes of gains/losses on certain derivative instruments.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to the tax treatment of defaulted securities.

AB TAX-MANAGED WEALTH STRATEGIES •	91

Notes to Financial Statements

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of August 31, 2016, none of the Strategies had any capital loss carryforwards.

NOTE I

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

NOTE J

Subsequent Events

At meetings held on January 31-February 1, 2017, the Tax-Managed Balanced Wealth Strategy’s Board of Trustees approved changes to the Strategy’s name, investment objective and principal strategies. Effective April 17, 2017, the Strategy changed its name to “AB Tax-Managed All Market Income Portfolio” and adopted the new investment objective and principal strategies.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Strategies’ financial statements through this date.

92	• AB TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Tax-Managed Wealth Appreciation Strategy
	Class A
	Six Months Ended February 28, 2017 (unaudited)		Year Ended August 31,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 15.08		$ 15.41		$ 16.51		$ 13.86		$ 11.85		$ 11.36

Income From Investment Operations
Net investment income(a)	.22	(b)†	.17	(b)	.20	(b)	.32	(b)	.10		.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.72		.60		(.91)		2.65		1.98		.53
Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.94		.77		(.71)		2.97		2.08		.64

Less: Dividends and Distributions
Dividends from net investment income	(.29)		(.16)		(.25)		(.32)		(.07)		(.15)
Distributions from net realized gain on investment transactions	(.14)		(.94)		(.14)		– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.43)		(1.10)		(.39)		(.32)		(.07)		(.15)

Net asset value, end of period	$ 15.59		$ 15.08		$ 15.41		$ 16.51		$ 13.86		$ 11.85

Total Return
Total investment return based on net asset value(d)	6.38	%†	5.23	%*	(4.34	)%*	21.66%		17.65	%*	5.76	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,310		$32,398		$34,813		$39,534		$32,587		$33,959
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	.93	%^	.93%		.93%		1.04%		1.07%		1.08%
Expenses, before waivers/reimbursements(e)(f)	1.01	%^	1.01%		1.00%		1.04%		1.07%		1.08%
Net investment income	2.88	%(b)†^	1.16	%(b)	1.24	%(b)	2.05	%(b)	.80%		.93%
Portfolio turnover rate	23%		47%		49%		61%		46%		93%

See footnote summary on page 101.

AB TAX-MANAGED WEALTH STRATEGIES •	93

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Tax-Managed Wealth Appreciation Strategy
	Class B
	Six Months Ended February 28, 2017 (unaudited)		Year Ended August 31,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 14.91		$ 15.19		$ 16.24		$ 13.61		$ 11.66		$ 11.14

Income From Investment Operations
Net investment income(a)	.14	(b)†	.06	(b)	.08	(b)	.22	(b)	.01		.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.73		.60		(.90)		2.59		1.94		.54
Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.87		.66		(.82)		2.81		1.95		.56

Less: Dividends and Distributions
Dividends from net investment income	(.14)		– 0	–	(.09)		(.18)		– 0	–	(.04)
Distributions from net realized gain on investment transactions	(.14)		(.94)		(.14)		– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.28)		(.94)		(.23)		(.18)		– 0	–	(.04)

Net asset value, end of period	$ 15.50		$ 14.91		$ 15.19		$ 16.24		$ 13.61		$ 11.66

Total Return
Total investment return based on net asset value(d)	5.94	%†	4.50	%*	(5.09	)%*	20.79%		16.72	%*	5.08	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$466		$580		$821		$1,837		$2,709		$4,043
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	1.71	%^	1.69%		1.69%		1.76%		1.80%		1.82%
Expenses, before waivers/reimbursements(e)(f)	1.79	%^	1.77%		1.77%		1.76%		1.80%		1.82%
Net investment income	1.87	%(b)†^	.43	%(b)	.51	%(b)	1.43	%(b)	.08%		.19%
Portfolio turnover rate	23%		47%		49%		61%		46%		93%

See footnote summary on page 101.

94	• AB TAX-MANAGED WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Tax-Managed Wealth Appreciation Strategy
	Class C
	Six Months Ended February 28, 2017 (unaudited)		Year Ended August 31,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 14.82		$ 15.15		$ 16.23		$ 13.62		$ 11.67		$ 11.16

Income From Investment Operations
Net investment income(a)	.15	(b)†	.06	(b)	.07	(b)	.21	(b)	.01		.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.72		.59		(.87)		2.60		1.94		.53
Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.87		.65		(.80)		2.81		1.95		.56

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.04)		(.14)		(.20)		– 0	–	(.05)
Distributions from net realized gain on investment transactions	(.14)		(.94)		(.14)		– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.32)		(.98)		(.28)		(.20)		– 0	–	(.05)

Net asset value, end of period	$ 15.37		$ 14.82		$ 15.15		$ 16.23		$ 13.62		$ 11.67

Total Return
Total investment return based on net asset value(d)	5.95	%†	4.44	%*	(4.99	)%*	20.83%		16.71	%*	5.09	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,327		$14,380		$16,102		$17,964		$16,589		$18,337
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	1.68	%^	1.68%		1.68%		1.75%		1.78%		1.79%
Expenses, before waivers/reimbursements(e)(f)	1.76	%^	1.76%		1.76%		1.75%		1.78%		1.79%
Net investment income	2.09	%(b)†^	.42	%(b)	.47	%(b)	1.35	%(b)	.10%		.22%
Portfolio turnover rate	23%		47%		49%		61%		46%		93%

See footnote summary on page 101.

AB TAX-MANAGED WEALTH STRATEGIES •	95

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Tax-Managed Wealth Appreciation Strategy
	Advisor Class
	Six Months Ended February 28, 2017 (unaudited)		Year Ended August 31,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 15.14		$ 15.47		$ 16.58		$ 13.91		$ 11.90		$ 11.42

Income From Investment Operations
Net investment income(a)	.23	(b)†	.21	(b)	.24	(b)	.37	(b)	.14		.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.73		.61		(.91)		2.66		1.98		.53
Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.96		.82		(.67)		3.03		2.12		.67

Less: Dividends and Distributions
Dividends from net investment income	(.33)		(.21)		(.30)		(.36)		(.11)		(.19)
Distributions from net realized gain on investment transactions	(.14)		(.94)		(.14)		– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.47)		(1.15)		(.44)		(.36)		(.11)		(.19)

Net asset value, end of period	$ 15.63		$ 15.14		$ 15.47		$ 16.58		$ 13.91		$ 11.90

Total Return
Total investment return based on net asset value(d)	6.49	%†	5.50	%*	(4.10	)%*	22.08%		17.95	%*	6.04	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$643,473		$639,602		$648,133		$687,496		$585,431		$552,610
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	.68	%^	.68%		.68%		.74%		.77%		.78%
Expenses, before waivers/reimbursements(e)(f)	.76	%^	.76%		.76%		.74%		.77%		.78%
Net investment income	3.10	%(b)†^	1.41	%(b)	1.46	%(b)	2.36	%(b)	1.09%		1.23%
Portfolio turnover rate	23%		47%		49%		61%		46%		93%

See footnote summary on page 101.

96	• AB TAX-MANAGED WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Tax-Managed Balanced Wealth Strategy
	Class A
	Six Months Ended February 28, 2017 (unaudited)		Year Ended August 31,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 13.20		$ 13.32		$ 14.13		$ 12.87		$ 12.28		$ 11.88

Income From Investment Operations
Net investment income(a)	.18	(b)†	.17	(b)	.19	(b)	.28	(b)	.17		.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.09		.37		(.49)		1.24		.57		.44
Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.27		.54		(.30)		1.52		.74		.62

Less: Dividends and Distributions
Dividends from net investment income	(.19)		(.21)		(.06)		(.26)		(.15)		(.22)
Distributions from net realized gain on investment transactions	(.07)		(.45)		(.45)		– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.26)		(.66)		(.51)		(.26)		(.15)		(.22)

Net asset value, end of period	$ 13.21		$ 13.20		$ 13.32		$ 14.13		$ 12.87		$ 12.28

Total Return
Total investment return based on net asset value(d)	2.07	%†	4.19	%*	(2.19	)%*	11.89	%*	6.08	%*	5.26	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$69,045		$73,526		$79,242		$95,133		$89,453		$97,866
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	1.14	%^	1.13%		1.13%		1.19%		1.24%		1.19%
Expenses, before waivers/reimbursements(e)(f)	1.20	%^	1.19%		1.18%		1.20%		1.24%		1.19%
Net investment income	2.83	%(b)†^	1.31	%(b)	1.39	%(b)	2.03	%(b)	1.32%		1.53%
Portfolio turnover rate	16%		25%		29%		58%		32%		55%

See footnote summary on page 101.

AB TAX-MANAGED WEALTH STRATEGIES •	97

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Tax-Managed Balanced Wealth Strategy
	Class B
	Six Months Ended February 28, 2017 (unaudited)		Year Ended August 31,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 13.27		$ 13.29		$ 14.15		$ 12.90		$ 12.29		$ 11.88

Income From Investment Operations
Net investment income(a)	.13	(b)†	.08	(b)	.09	(b)	.19	(b)	.08		.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.08		.37		(.50)		1.24		.58		.43
Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.21		.45		(.41)		1.43		.66		.53

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.02)		– 0	–	(.18)		(.05)		(.12)
Distributions from net realized gain on investment transactions	(.07)		(.45)		(.45)		– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.07)		(.47)		(.45)		(.18)		(.05)		(.12)

Net asset value, end of period	$ 13.41		$ 13.27		$ 13.29		$ 14.15		$ 12.90		$ 12.29

Total Return
Total investment return based on net asset value(d)	1.62	%†	3.46	%*	(2.98	)%*	11.14	%*	5.39	%*	4.49	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$833		$1,342		$2,322		$4,631		$7,066		$11,386
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	1.93	%^	1.88%		1.88%		1.91%		1.96%		1.91%
Expenses, before waivers/reimbursements(e)(f)	1.99	%^	1.94%		1.94%		1.91%		1.96%		1.91%
Net investment income	2.02	%(b)†^	.60	%(b)	.68	%(b)	1.41	%(b)	.62%		.82%
Portfolio turnover rate	16%		25%		29%		58%		32%		55%

See footnote summary on page 101.

98	• AB TAX-MANAGED WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Tax-Managed Balanced Wealth Strategy
	Class C
	Six Months Ended February 28, 2017 (unaudited)		Year Ended August 31,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 13.19		$ 13.30		$ 14.17		$ 12.92		$ 12.32		$ 11.92

Income From Investment Operations
Net investment income(a)	.13	(b)†	.07	(b)	.09	(b)	.18	(b)	.08		.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.09		.37		(.50)		1.25		.58		.43
Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.22		.44		(.41)		1.43		.66		.53

Less: Dividends and Distributions
Dividends from net investment income	(.08)		(.10)		(.01)		(.18)		(.06)		(.13)
Distributions from net realized gain on investment transactions	(.07)		(.45)		(.45)		– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.15)		(.55)		(.46)		(.18)		(.06)		(.13)

Net asset value, end of period	$ 13.26		$ 13.19		$ 13.30		$ 14.17		$ 12.92		$ 12.32

Total Return
Total investment return based on net asset value(d)	1.68	%†	3.40	%*	(2.96	)%*	11.17	%*	5.36	%*	4.48	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,539		$24,955		$27,177		$31,135		$30,434		$35,615
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	1.90	%^	1.89%		1.88%		1.90%		1.95%		1.90%
Expenses, before waivers/reimbursements(e)(f)	1.95	%^	1.94%		1.94%		1.90%		1.95%		1.90%
Net investment income	2.07	%(b)†^	.56	%(b)	.63	%(b)	1.33	%(b)	.62%		.83%
Portfolio turnover rate	16%		25%		29%		58%		32%		55%

See footnote summary on page 101.

AB TAX-MANAGED WEALTH STRATEGIES •	99

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Tax-Managed Balanced Wealth Strategy
	Advisor Class
	Six Months Ended February 28, 2017 (unaudited)		Year Ended August 31,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 13.24		$ 13.36		$ 14.16		$ 12.88		$ 12.29		$ 11.89

Income From Investment Operations
Net investment income(a)	.20	(b)†	.20	(b)	.22	(b)	.31	(b)	.21		.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.08		.38		(.49)		1.26		.57		.44
Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.28		.58		(.27)		1.57		.78		.66

Less: Dividends and Distributions
Dividends from net investment income	(.22)		(.25)		(.08)		(.29)		(.19)		(.26)
Distributions from net realized gain on investment transactions	(.07)		(.45)		(.45)		– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.29)		(.70)		(.53)		(.29)		(.19)		(.26)

Net asset value, end of period	$ 13.23		$ 13.24		$ 13.36		$ 14.16		$ 12.88		$ 12.29

Total Return
Total investment return based on net asset value(d)	2.20	%†	4.48	%*	(1.96	)%*	12.29	%*	6.37	%*	5.58	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39,508		$39,382		$40,917		$40,249		$27,789		$22,824
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	.89	%^	.89%		.88%		.89%		.94%		.90%
Expenses, before waivers/reimbursements(e)(f)	.95	%^	.94%		.94%		.90%		.94%		.90%
Net investment income	3.10	%(b)†^	1.55	%(b)	1.61	%(b)	2.24	%(b)	1.60%		1.83%
Portfolio turnover rate	16%		25%		29%		58%		32%		55%

See footnote summary on page 101.

100	• AB TAX-MANAGED WEALTH STRATEGIES

Financial Highlights

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Strategy distributions or the redemption of Strategy shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Expense ratios do not include expenses of the Underlying Portfolios in which the Strategy invests. For the periods shown below, the acquired fund fees of AB mutual funds, including interest expense, were as follows:

	Six Months Ended February 28, 2017 (uaudited)		Year Ended August 31,
			2016	2015	2014
AB Tax Managed Wealth Appreciation	.22	%^	.23%	.23%	.01%
AB Tax Managed Balanced Wealth	.16	%^	.16%	.17%	.01%

(f)	In connection with the Strategies’ investments in affiliated underlying portfolios, the Strategies incur no direct expenses, but bear proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Funds in an amount equal to the Funds’ pro rata share of certain acquired fund fees and expenses, and for the period shown below, such waiver amounted to:

	Six Months Ended February 28, 2017 (unaudited)
AB Tax Managed Wealth Appreciation	.08	%^
AB Tax Managed Balanced Wealth	.06	%^

†	For the six months ended February 28, 2017 the amount includes a non-recurring refund for overbilling of prior years’ custody out of pocket fees as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return
AB Tax Managed Wealth Appreciation	$.001	.01%	.01%
AB Tax Managed Balanced Wealth	$.012	.18%	.09%

*	Includes the impact of proceeds received and credited to the Strategy resulting from class action settlements, which enhanced the performance for AB Tax-Managed Wealth Appreciation Strategy for the years ended August 31, 2016, August 31, 2015, August 31, 2013 and August 31, 2012 by 0.01%, 0.04%, 0.01% and 0.01%, respectively, and AB Tax- Managed Balanced Wealth Strategy for the years ended August 31, 2016, August 31, 2015, August 31, 2014, August 31, 2013 and August 31, 2012 by 0.02%, 0.05%, 0.01%, 0.01% and 0.02%, respectively.

^	Annualized.

See notes to financial statements.

AB TAX-MANAGED WEALTH STRATEGIES •	101

Financial Highlights

TRUSTEES

Marshall C. Turner, Jr.(1), Chairman John H. Dobkin(1) Michael J. Downey(1) William H. Foulk, Jr.(1) D. James Guzy(1)	Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Daniel J. Loewy(2), Vice President Christopher H. Nikolich(2), Vice President Vadim Zlotnikov(2), Vice President	Emilie D. Wrapp, Clerk Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller and Chief Accounting Officer Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public

Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, each Strategy’s portfolio are made by the Adviser’s Multi-Asset Solutions Team. Messrs. Loewy, Nikolich and Zlotnikov are the investment professionals primarily responsible for the day-to-day management of each Strategy’s portfolio.

102	• AB TAX-MANAGED WEALTH STRATEGIES

Trustees

Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held on August 2-3, 2016 (the “Meeting”):

•	AB Tax-Managed Wealth Appreciation Strategy

•	AB Tax-Managed Balanced Wealth Strategy

•	AB Tax-Managed Conservative Wealth Strategy

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee in respect of each Fund, in which the Senior Officer concluded that the contractual fee for each Fund was reasonable. The directors also discussed the proposed continuances in private sessions with counsel and the Company’s Senior Officer.

The directors noted that each Fund primarily invests directly in securities but currently also invests in certain portfolios of The AB Pooling Portfolios (“Pooling”) and in AB Cap Fund, Inc.—AB Multi-Manager Alternative Strategies Fund. The directors noted that with the recent withdrawal from Pooling of assets of an unaffiliated institutional investor, the Funds and three other Wealth Strategies are the only remaining investors in Pooling, and that they expected to receive a proposal from the Adviser for changes to Pooling at a future date.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each

AB TAX-MANAGED WEALTH STRATEGIES •	103

year, at each of which they receive presentations from the Adviser on the investment results of the Funds and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The directors approved continuance of the Advisory Agreement in respect of each Fund contingent on the continuance of the current fee waivers and expense caps related to the Funds’ investment in investment companies advised by the Adviser for the period of the contract continuance on terms at least as favorable to the Funds. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that AB Tax-Managed Wealth Appreciation Strategy will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of AB Tax-Managed Wealth Appreciation Strategy, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

104	• AB TAX-MANAGED WEALTH STRATEGIES

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors noted that AB Tax-Managed Conservative Wealth Strategy was not profitable to the Adviser in the periods reviewed. The directors concluded that the Adviser’s level of profitability from its relationship with the other two Funds was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the underlying funds advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients; 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; brokerage commissions paid by the Funds to brokers affiliated with the Adviser; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower (and unprofitability would be exacerbated) without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

AB TAX-MANAGED WEALTH STRATEGIES •	105

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of each Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares of each Fund against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2016 and (in the case of comparisons with the broad-based securities market index) the period since inception.

AB Tax-Managed Wealth Appreciation Strategy

Based on their review, the directors concluded that the Fund’s performance was acceptable.

AB Tax-Managed Balanced Wealth Strategy

AB Tax-Managed Conservative Wealth Strategy

Based on their review, and their discussion with the Adviser of the reasons for each Fund’s underperformance in certain periods, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by each Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as such Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered each Fund’s contractual effective advisory fee rate against a peer group median and, in the case of AB Tax-Managed Wealth Appreciation Strategy, took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Adviser informed the directors that there were no institutional products managed by it that have a substantially similar investment style.

The directors also considered the total expense ratio of the Class A Shares of each Fund in comparison to a peer group and a peer universe selected by Broadridge. The expense ratio of each Fund was based on the Fund’s latest fiscal year and the information for AB Tax-Managed Conservative Wealth Strategy included the pro forma expense ratio to reflect a reduction in the 12b-1 fee effective December 31, 2015. The directors noted the effects of any fee waivers and/or expense reimbursements as a result of an undertaking by the Adviser. The directors noted that it was likely that the expense ratios of some of the other

106	• AB TAX-MANAGED WEALTH STRATEGIES

funds in each Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others.

AB Tax-Managed Wealth Appreciation Strategy

Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

AB Tax-Managed Balanced Wealth Strategy

After reviewing and discussing the Adviser’s explanations of the reasons that the Fund’s expense ratio was above the medians, the directors concluded that the Fund’s expense ratio was acceptable.

AB Tax-Managed Conservative Wealth Strategy

After reviewing and discussing the Adviser’s explanations of the reasons that the Fund’s pro forma expense ratio was above the medians, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for the Funds contain breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

AB TAX-MANAGED WEALTH STRATEGIES •	107

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Relative Value Fund*

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund*

Tax-Managed International Portfolio

International/Global Growth

Concentrated International Growth Portfolio

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

FIXED INCOME (continued)

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

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Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

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High Yield Portfolio

Income Fund

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Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio*

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio*

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund; prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to April 17, 2017, Tax-Managed All Market Income Portfolio was named Tax-Managed Balanced Wealth Strategy; prior to April 24, 2017, All Market Total Return Portfolio was named Balanced Wealth Strategy.

108	• AB TAX-MANAGED WEALTH STRATEGIES

AB Family of Funds

AB TAX-MANAGED WEALTH STRATEGIES

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

TMW-0152-0217

FEB    02.28.17

SEMI-ANNUAL REPORT

AB WEALTH STRATEGIES

+	AB WEALTH APPRECIATION STRATEGY
+	AB BALANCED WEALTH STRATEGY
+	AB CONSERVATIVE WEALTH STRATEGY

Investment Products Offered

•Are Not FDIC Insured •May Lose Value •Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

April 16, 2017

Semi-Annual Report

This report provides management’s discussion of fund performance for the portfolios of AB Wealth Strategies (the “Strategies”, and individually a “Strategy”) for the semi-annual reporting period ended February 28, 2017.

At meetings held on January 31-February 1, 2017, the Balanced Wealth Strategy’s Board of Trustees approved changes to the Strategy’s name and principal strategies, which will take effect on or about April 24, 2017. The Strategy is expected to be renamed “AB All Market Total Return Portfolio.”

Effective March 31, 2017, (the “Effective Date”), the Strategies implement their respective strategies primarily through direct investments (while continuing to invest a portion of their assets in certain Underlying Portfolios, as defined below) rather than through a fund-of-funds structure, as described below.

Prior thereto and during the transition period, the Strategies invested in a combination of underlying mutual funds managed by the Adviser (the “Underlying Portfolios”), the underlying investments of which were in approximately the same investment components and targeted percentages set forth below. The Strategies sought to efficiently diversify between growth and value equity investment styles, between US and non-US markets and among diversification investments as described below, except that they invested primarily in Underlying Portfolios in doing so.

Beginning in late January 2017, the Strategies began transitioning from a fund-of-funds structure to a direct investment structure, under which the Strategies primarily invest directly in a portfolio of equity securities (while continuing to invest a portion of their assets in certain Underlying Portfolios), as described below. During the transition, Strategy investments remained in approximately the same investment components and targeted percentages set forth below, but investments were increasingly made in securities directly instead of Underlying Portfolios as the Effective Date approached.

AllianceBernstein L.P. (the “Adviser”) will allow the relative weightings of the Strategies’ investments in growth and value, and in US and non-US company securities, to vary in response to market conditions, but ordinarily only by ±5% of the Strategies’ net assets. Beyond those ranges, the Adviser will generally rebalance the portfolios toward the targeted blend. However, under extraordinary circumstances, such as when market conditions favoring one investment component are compelling, the range may expand to ±10% of the Strategies’ net assets. The Strategies’ targeted percentages may change from time to time without notice to shareholders based on the Adviser’s assessment of market conditions.

AB WEALTH STRATEGIES •	1

All of the Strategies also invest in Underlying Portfolios that are intended to provide additional diversification by seeking returns that are less sensitive to the general direction of the equity markets. This category of Underlying Portfolios includes the Multi-Manager Alternative Strategies Fund, which is designed to provide exposure to non-traditional and alternative investment strategies through investments allocated to various sub-advisers selected and overseen by the Adviser. These investments will be primarily in four different alternative investment strategies—
long/short equity, special situations, credit and global macro. Also in this category is the All Market Real Return Portfolio, which invests primarily in instruments that the Adviser expects to outperform broad equity markets during periods of rising inflation. This Underlying Portfolio invests primarily in inflation-indexed fixed-income securities, commodity-related equity securities, commodities (principally through derivative instruments), real estate equity securities, inflation sensitive equity securities and currencies. Prior to March 31, 2017, this investment component was named “Multi-Asset Real Return,” exposure to which was gained through the Strategies’ investment in the Multi-Asset Real Return Pooling Portfolio.

As part of their diversification investments, the Strategies invest in the Volatility Management Portfolio, which is designed to reduce the overall effect of equity market volatility on the Strategies’ portfolios and the effects of adverse market conditions on their performance. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce this Underlying Portfolio’s equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategies’ investments in equity securities.

For the Strategies’ traditional equity investments, the Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, specializing in different capitalization ranges and geographic regions (US and non-US), which are supported by equity research analysts specializing in growth and equity research analysts specializing in value research.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the

2	• AB WEALTH STRATEGIES

currency exposure unattractive. To hedge all or a portion of their currency risk, the Underlying Portfolios may, from time to time, invest in currency-related derivatives, including forward currency exchange contracts, futures contracts, options on futures contracts, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives. The Strategies may enter into other derivatives transactions, such as options, futures contracts, forwards and swaps.

AB Wealth Appreciation Strategy

Investment Objective and Policies

The Wealth Appreciation Strategy’s investment objective is long-term growth of capital.

The Strategy invests in a portfolio of equity securities that is designed as a solution for investors who seek equity returns without regard to taxes but also want broad diversification of the related risks across styles, capitalization ranges and geographic regions. The Strategy also invests in certain Underlying Portfolios with additional investment styles that are designed to add diversification to the Strategy’s investments. The Strategy targets a weighting of approximately 67% in equity securities of companies, or traditional equity investments, and approximately 33% in diversification investments (described below). In managing the Strategy, the Adviser seeks to efficiently diversify between growth and value equity investment styles, between US and non-US markets and among diversification investments. Normally, the Strategy targets an equal weighting of growth and value style stocks (50% each) for the traditional equity component of the Strategy, with approximately 60% of each equity style invested in US companies and the remaining 40% in non-US companies.

The Strategy invests approximately 12% of its assets in the Multi-Manager Alternative Strategies Fund, approximately 7% in the All Market Real Return Portfolio and approximately 14% in the Volatility Management Portfolio.

AB Balanced Wealth Strategy

Investment Objective and Policies

The Balanced Wealth Strategy’s investment objective is to achieve the highest total return consistent with the Adviser’s determination of reasonable risk.

Effective until April 24, 2017

The Strategy invests in a portfolio of equity and debt securities that is designed as a solution for investors who seek a moderate tilt toward equity returns without regard to taxes but also want the risk diversification offered by debt securities and the broad diversification of their equity risk across styles, capitalization ranges and geographic regions. The Strategy also invests in certain Underlying Portfolios with additional investment styles that are designed to add diversification to the Strategy’s investments. In

AB WEALTH STRATEGIES •	3

managing the Strategy, the Adviser seeks to efficiently diversify between the debt and equity investment styles and in diversification investments (described below) to produce the desired risk/return profile of the Strategy. The Strategy targets a weighting of approximately 38% in equity securities of companies, or traditional equity investments, approximately 25% in traditional debt securities (by investing directly, and indirectly in the high yield (commonly known as “junk bond”) sector through an Underlying Portfolio) and approximately 37% in diversification investments with a goal of providing moderate upside potential without excessive volatility. Within the Strategy’s traditional equity component, the targeted blend is an equal weighting of growth and value style stocks (50% each), with approximately 60% of each equity style invested in US companies and the remaining 40% in non-US companies.

The Strategy’s fixed-income securities will primarily be investment-grade debt securities, but will also include lower-rated securities (“junk bonds”) and preferred stock. The Strategy will not invest more than 25% of its total assets in Underlying Portfolios investing in securities rated, at the time of purchase, below investment-grade. The Strategy invests in AB High Yield Portfolio in order to gain exposure to a diversified mix of high yield, below investment-grade debt securities. The Strategy will not invest more than 25% of its total assets (directly, and indirectly through AB High Yield Portfolio) in securities rated, at the time of purchase, below investment-grade.

The Strategy invests approximately 8% of its assets in the Multi-Manager Alternative Strategies Fund, approximately 5% in the All Market Real Return Portfolio and approximately 17% in the Volatility Management Portfolio. With the goal of protecting against inflation risk, in addition to its investment in the All Market Real Return Portfolio, the Strategy will directly invest approximately 8% of its assets in inflation-protected debt securities.

Effective April 24, 2017

The Strategy is to be renamed AB All Market Total Return Portfolio (the “Fund”).

The Adviser will allocate the Fund’s investments primarily among a number of asset classes, including equity securities, fixed-income securities, and a number of alternative asset classes and alternative investment strategies. The Fund pursues a global strategy, typically investing in securities of issuers located in the United States and in other countries throughout the world, including emerging market countries. Under normal circumstances, at least 40% of the Fund’s net assets will be invested in securities of non-US issuers.

Equity securities will primarily be large-capitalization securities, but will include small- and mid-capitalization securities to a lesser

4	• AB WEALTH STRATEGIES

extent, and will include derivatives related to equity securities. In selecting equity securities for the Fund, the Adviser will use fundamental and quantitative analysis with the goal of generating returns primarily from security selection rather than price movements in equity securities generally. Fixed-income securities include corporate and sovereign debt securities as well as interest rate derivatives and credit derivatives such as credit default swaps. In selecting fixed-income securities for the Fund, the Adviser will attempt to take advantage of inefficiencies that it believes exist in the global fixed-income markets. These inefficiencies arise from investor behavior, market complexity, and the investment limitations to which investors are subject.

Alternative investments include various instruments the returns on which are expected to have low correlation with returns on equity and fixed-income securities, such as commodities and related derivatives, real estate-related securities, and inflation-indexed securities. In order to gain exposure to certain alternative investment strategies using various asset classes, the Adviser intends to invest a portion of the Fund’s assets in the All Market Alternative Return Portfolio, a registered investment company advised by the Adviser.

The Adviser will adjust the Fund’s asset class exposure utilizing both fundamental analysis and the Adviser’s Dynamic Asset Allocation (“DAA”) approach. DAA comprises a series of analytical and forecasting tools employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. DAA seeks to adjust the Fund’s investment exposure in changing market conditions and thereby reduce overall portfolio volatility by mitigating the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce the Fund’s risk exposure to one or more assets classes when DAA suggests that market risks relevant to those asset classes are rising but return opportunities are declining. In addition to merely increasing or decreasing asset class exposure by buying or selling securities of that asset class, the Adviser may pursue DAA implementation for the Fund by utilizing derivatives.

The Adviser intends to utilize a variety of derivatives in its management of the Fund. As noted above, the Adviser may use derivatives to gain exposure to various asset classes, and may cause the Fund to enter into derivatives in making the adjustments called for by DAA. As a result of the use of derivatives, the Fund will frequently be leveraged, with net investment exposure substantially in excess of net assets.

While the Fund may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, the Adviser expects that the Fund will seek to

AB WEALTH STRATEGIES •	5

gain such exposure to commodities and commodities-related instruments and derivatives primarily through investments in AB All Market Total Return Portfolio (Cayman), Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Fund except that the Subsidiary, unlike the Fund, may invest, without limitation, in commodities and commodities-related instruments. The Fund will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Fund limits its investment in the Subsidiary to no more than 25% of its total assets. Investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of federal tax requirements that apply to the Fund.

Currency exchange rate fluctuations can have a dramatic impact on returns. The Fund’s foreign currency exposures will come from investment in securities priced or denominated in foreign currencies and from direct holdings in foreign currencies and currency-related derivatives. The Adviser may seek to hedge all or a portion of the currency exposure resulting from Fund investments or decide not to hedge this exposure. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

AB Conservative Wealth Strategy

Investment Objective and Policies

The Conservative Wealth Strategy’s investment objective is to achieve a high total return without, in the opinion of the Adviser, undue risk to principal.

The Strategy invests in a portfolio of equity and debt securities that is designed as a solution for investors who seek some opportunities for equity returns without regard to taxes if the related risks are broadly diversified and overall portfolio volatility reflects a preponderance of debt securities. The Strategy also invests in certain Underlying Portfolios with additional investment styles, which are designed to add diversification to the Strategy’s investments. In managing the strategy, the Adviser seeks to efficiently diversify between debt and equity investment styles and in diversification investments (described below) to produce the desired risk/return profile of the Strategy. The Strategy targets a weighting of approximately 20% in equity securities of companies, or traditional equity investments, approximately 52% in traditional debt securities and approximately 29% in diversification investments with a goal of providing reduced volatility and modest upside potential. Within the Strategy’s traditional equity component, the targeted blend is an equal weighting of growth and value style stocks

6	• AB WEALTH STRATEGIES

(approximately 50% each), with approximately 60% of each equity style invested in US companies and the remaining 40% in non-US companies.

Within the Strategy’s traditional equity component, the targeted blend is an equal weighting of Underlying Portfolios that invest in growth and value style stocks (approximately 50% each), with approximately 60% of each equity style invested in Underlying Portfolios that invest in US companies and the remaining 40% in Underlying Portfolios that invest in non-US companies.

All fixed-income securities in which the Strategy invests will be of investment grade at the time of purchase. In the event that the rating of any security held by the Strategy falls below investment grade, the Strategy will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of the Adviser, such investment is appropriate under the circumstances.

The Strategy invests approximately 6% of its assets in the Multi-Manager Alternative Strategies Fund, approximately 2% in the All Market Real Return Portfolio and approximately 12% in the Volatility Management Portfolio. With the goal of protecting against inflation risk, in addition to its investment in the All Market Real Return Portfolio, the Strategy will directly invest approximately 10% of its assets in inflation-protected debt securities.

Investment Results

The tables on pages 15-17 show performance for each Strategy compared to its respective benchmarks for the six- and 12-month periods ended February 28, 2017. Each Strategy’s blended benchmark is as follows: Wealth Appreciation Strategy, 60% Standard & Poor’s (“S&P”) 500 Index / 40% Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) ex-US; Balanced Wealth Strategy, 65% S&P 500 Index / 35% Bloomberg Barclays US Aggregate Bond Index; and Conservative Wealth Strategy, 65% Bloomberg Barclays US Aggregate Bond Index / 35% S&P 500 Index. Performance for each Underlying Portfolio compared to its benchmark may be found on page 18. Additional performance for the Underlying Portfolios may be found on pages 28-30.

All share classes of the Wealth Appreciation Strategy underperformed the primary and blended benchmarks for both periods, before sales charges; versus the secondary benchmark, all share classes outperformed for the six-month period, and underperformed for the 12-month period. For the six-month period, all components positively impacted absolute performance, with the exception of the International Growth Portfolio. Versus their respective benchmarks, performance was mixed; notably, International Growth Portfolio and Volatility Management Portfolio underperformed, while International

AB WEALTH STRATEGIES •	7

Value and Multi-Manager Alternative Strategies Fund outperformed. For the 12-month period, all Underlying Portfolios positively contributed to absolute performance. Versus their respective benchmarks, most Underlying Portfolios underperformed, with the exception of Small-Mid Cap Value Portfolio, International Value Portfolio and Multi-Manager Alternative Strategies Fund.

All share classes of the Balanced Wealth Strategy underperformed the primary and blended benchmarks for both periods, before sales charges; versus the secondary benchmark, all share classes outperformed for both periods. For the six-month period, all components except Global Core Bond Portfolio positively impacted absolute performance. Versus their respective benchmarks, performance was mixed; notably, International Growth Portfolio and Volatility Management underperformed, while International Value Portfolio and Multi-Manager Alternative Strategies Fund outperformed. For the 12-month period, all Underlying Portfolios positively contributed to absolute performance. Versus their respective benchmarks, performance was mixed; notably, Volatility Management and Multi-Asset Real Return Portfolio underperformed, while Multi-Manager Alternative Strategies Fund and Global Core Bond Portfolio outperformed.

For both periods, all share classes of the Conservative Wealth Strategy outperformed the primary benchmark and underperformed the secondary benchmark, before sales charges. Versus the blended benchmark, for the six-month period, all share classes underperformed except Class A, Class I and Advisor Class shares; for the 12-month period, all share classes underperformed. For the six-month period, all components except Global Core Bond Portfolio positively impacted absolute performance. Versus their respective benchmarks, performance was mixed; notably, International Growth Portfolio and Volatility Management Portfolio underperformed, while Short Duration Bond Portfolio and Multi-Manager Alternative Strategies Fund outperformed. For the 12-month period, all Underlying Portfolios positively contributed to absolute performance. Versus their respective benchmarks, performance was mixed; notably, International Growth Portfolio and Volatility Management Portfolio underperformed, while Global Core Bond Portfolio and Multi-Manager Alternative Strategies Fund outperformed.

The U.S. Value Portfolio, U.S. Large Cap Growth Portfolio, Small-Mid Cap Value Portfolio and Small-Mid Cap Growth Portfolio did not use derivatives during the six- and 12-month periods. The Multi-Manager Alternative Strategies Fund did not use derivatives directly. All

8	• AB WEALTH STRATEGIES

other Portfolios used derivatives as stated below; performance impact is stated in absolute terms.

The International Value Portfolio utilized derivatives including futures for investment purposes, which added to returns during both periods. Foreign currency forwards for hedging and investment purposes added during the six-month period and detracted during the 12-month period. The International Growth Portfolio utilized derivatives in the form of foreign currency forwards for hedging purposes, which had an immaterial impact on returns during the six-month period and added for the 12-month period.

The Short Duration Bond Portfolio utilized derivatives during both periods, including currency forwards to hedge currency risk. Credit default swaps were utilized to gain exposure to the commercial mortgage-backed securities market. Treasury futures and interest rate swaps were utilized to manage duration, country exposure and yield-curve positioning.

During both periods, the Global Core Bond Portfolio utilized derivatives including Treasury futures to manage duration, country exposure and yield-curve positioning; currency forwards and currency options, both purchased and written, were used to hedge currency exposure as well as to manage active currency risk.

The Bond Inflation Protection Portfolio utilized derivatives during both periods, including currency forwards and options to hedge currency risk and actively manage currency positions. Credit default swaps were utilized for hedging and investment purposes, which had an immaterial impact on performance during both periods. Treasury futures, interest rate and CPI swaps, and interest rate swaptions were utilized to manage duration, inflation protection, country exposure and yield-curve positioning. Equity options were utilized to manage market exposure.

During both periods, the High Yield Portfolio utilized currency forwards to hedge currency exposure as well as to manage active currency risk. Purchased and written equity options were also used for hedging and investment purposes. Total return swaps and credit default swaps (both single name and index) were used to hedge credit risk as well as to take active credit and growth risk. Interest rate swaps and Treasury futures were used to manage duration, country exposure and yield-curve positioning.

The Multi-Asset Real Return Portfolio utilized derivatives for hedging and investment purposes in the form of currency forwards, total return swaps, inflation (CPI) swaps and written options, which added to returns during both periods. Treasury futures detracted for the six-month period and added during the 12-month period, while interest

AB WEALTH STRATEGIES •	9

rate swaps added during the six-month period, but detracted in the 12-month period, and purchased options detracted during both periods.

The Volatility Management Portfolio utilized derivatives for hedging and investment purposes including total return swaps, which added to returns during both periods. Treasury futures and purchased options added during the six-month period and detracted during the 12-month period. Currency forwards detracted during both periods, while written options added during the 12-month period.

Market Review and Investment Strategy

Global equities rose during the six-month period ended February 28, 2017. US stocks outperformed, while emerging-market and international equities both delivered solid results.

In fixed-income markets, global bonds decreased in absolute terms (bond yields move inversely to price). Although emerging-market local-currency government bonds posted negative returns in the period, they outperformed developed-market treasuries which, in turn, finished just ahead of investment-grade credit securities. Global high yield rallied in the period. Developed-market yields rose across the board, while elsewhere they generally fell along the short end of the curve.

US President Trump’s unexpected election victory and first forays into governing strongly impacted markets. Initial speculation over economic and trade policy changes—as well as inflation—was somewhat overshadowed by a new US travel ban. By the end of the period, questions remained regarding how the president and Congress would approach fiscal stimulus, tax reform and deregulation, yet optimism continued.

Markets were also influenced by central bank measures. The European Central Bank surprised markets in early December with its decision to reduce the monthly pace of its asset purchase program, though investors were mollified by its pledge for a “sustained presence” in euro-area markets. In contrast, the US Federal Reserve raised official rates in December and signaled a drastic increase in the likelihood of a rate hike in March.

10	• AB WEALTH STRATEGIES

DISCLOSURES AND RISKS

Benchmark Disclosure

All indices are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Index includes 500 US stocks and is a common representation of the performance of the overall US stock market. The MSCI ACWI ex-US (free float-adjusted, market capitalization weighted) represents the equity market performance of developed and emerging markets, excluding the United States. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. The Bloomberg Barclays US Aggregate Bond Index (US dollar hedged) represents the performance of securities within the US investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Strategies.

The Russell 1000® Value Index is used to represent the allocation to U.S. Value, the Russell 1000® Growth Index to represent U.S. Large Cap Growth, the MSCI ACWI ex-US to represent International Value and International Growth, the Bank of America Merrill Lynch® (“BofA ML”) 1-3 Year US Treasury Index to represent Short Duration Bond, the Bloomberg Barclays Global Aggregate Bond Index (US dollar hedged) to represent Global Core Bond, the Bloomberg Barclays 1-10 Year TIPS Index to represent Bond Inflation Protection, the Bloomberg Barclays US High Yield 2% Issuer Capped Index to represent High Yield, the Russell 2500® Value Index to represent Small-Mid Cap Value, the Russell 2500® Growth Index to represent Small-Mid Cap Growth, the MSCI All Country (“AC”) World Commodity Producers Index and the All Market Real Return Portfolio Benchmark to represent Multi-Asset Real Return; the MSCI ACWI to represent Volatility Management and the BofA ML 3-Month US T-Bill Index to represent Multi-Manager Alternative Strategies Fund.

The Russell 1000 Value Index represents the performance of 1,000 large-cap value companies within the US. The Russell 1000 Growth Index represents the performance of 1,000 large-cap growth companies within the US. The BofA ML 1-3 Year US Treasury Index represents the performance of US dollar-denominated sovereign debt publicly issued by the US government in its domestic market with a remaining term to final maturity of one to three years. The Bloomberg Barclays Global Aggregate Bond Index represents the performance of global investment-grade

(Disclosures, Risks and Note about Historical Performance continued on next page)

AB WEALTH STRATEGIES •	11

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

developed fixed-income markets. The Bloomberg Barclays 1-10 Year TIPS Index represents the performance of inflation-protected securities issued by the US Treasury. The Bloomberg Barclays US High Yield 2% Issuer Capped Index is the 2% issuer-capped component of the US Corporate High Yield Index, which represents the performance of fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity. The Russell 2500 Value Index represents the performance of 2,500 small- to mid-cap value companies within the US. The Russell 2500 Growth Index represents the performance of 2,500 small- to mid-cap growth companies within the US. The MSCI AC World Commodity Producers Index (free float-adjusted, market capitalization-weighted) is comprised of commodity producer companies based on the Global Industry Classification Standard (“GICS”). The All Market Real Return Portfolio Benchmark is an equally-weighted blend of the MSCI AC World Commodity Producers Index, the FTSE EPRA/NAREIT Global Index and the Dow Jones-UBS Commodity Index. The FTSE EPRA/NAREIT Global Index (market-value-weighted index based upon the last closing price of the month) represents the performance of tax-qualified REITs listed on the NYSE, AMEX and the NASDAQ. The Dow Jones-UBS Commodity Index measures price movements of the commodities included in the appropriate sub index. It does not account for effects of rolling futures contracts or the physical commodity. Commodities sectors include: energy, grains, industrial metals, petroleum, precious metals and softs. The BofA ML 3-Month US T-Bill Index tracks three-month government securities.

A Word About Risk

The Strategies allocate their investments among multiple asset classes which will include US and foreign securities. The Balanced Wealth and Conservative Wealth Strategies will include both equity and fixed-income securities. Price fluctuation in the Underlying Portfolio securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings.

Market Risk: The value of the Strategies’ assets will fluctuate as the stock, bond or commodities markets fluctuate. The value of their investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse

(Disclosures, Risks and Note about Historical Performance continued on next page)

12	• AB WEALTH STRATEGIES

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

market, economic, political, regulatory or other factors. These risks may be heightened with respect to investments in emerging market countries, where there may be an increased amount of economic, political and social instability.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Strategies’ investments or reduce their returns.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Allocation Risk: The allocation of investments among different investment styles, such as growth or value, US or non-US securities, or diversification strategies, may have a more significant effect on the Strategies’ net asset value (“NAV”) when one of these investments is performing more poorly than another.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategies, and may be subject to counterparty risk to a greater degree than more traditional investments.

Credit Risk: (Balanced Wealth and Conservative Wealth Strategies) An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

Interest Rate Risk: (Balanced Wealth and Conservative Wealth Strategies) Changes in interest rates will affect the value of the Strategies’ investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Strategies may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

(Disclosures, Risks and Note about Historical Performance continued on next page)

AB WEALTH STRATEGIES •	13

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

These risks are fully discussed in the Strategies’ prospectus. As with all investments, you may lose money by investing in the Strategies.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Strategies will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Strategies have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategies’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

14	• AB WEALTH STRATEGIES

Disclosures and Risks

WEALTH APPRECIATION STRATEGY

HISTORICAL PERFORMANCE

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2017 (unaudited)	NAV Returns
	6 Months	12 Months
AB Wealth Appreciation Strategy*
Class A	6.47%	18.69%

Class B†	6.06%	17.78%

Class C	6.01%	17.83%

Advisor Class‡	6.62%	19.05%

Class R‡	6.26%	18.20%

Class K‡	6.38%	18.58%

Class I‡	6.51%	18.94%

Primary Benchmark: S&P 500 Index	10.01%	24.98%

Secondary Benchmark: MSCI ACWI ex-US	5.15%	19.31%

Blended Benchmark: 60% S&P 500 Index / 40% MSCI ACWI ex-US	8.10%	22.78%

*    Includes the impact of a non-recurring refund for overbilling of prior years’ custody out of pocket fees, which enhanced performance for the six- and 12-month periods ended February 28, 2017, by 0.002% and 0.002%, respectively.

†     Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for additional information.

‡     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Disclosures, Risks and Note about Historical Performance on pages 11-14.

(Historical Performance continued on next page)

AB WEALTH STRATEGIES •	15

Historical Performance

BALANCED WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2017 (unaudited)	NAV Returns
	6 Months	12 Months
AB Balanced Wealth Strategy*
Class A	4.25%	14.23%

Class B†	3.88%	13.35%

Class C	3.90%	13.35%

Advisor Class‡	4.49%	14.52%

Class R‡	4.10%	13.76%

Class K‡	4.26%	14.19%

Class I‡	4.41%	14.46%

Primary Benchmark: S&P 500 Index	10.01%	24.98%

Secondary Benchmark: Bloomberg Barclays US Aggregate Bond Index	-2.19%	1.42%

Blended Benchmark: 65% S&P 500 Index / 35% Bloomberg Barclays US Aggregate Bond Index	5.64%	16.30%

*    Includes the impact of a non-recurring refund for overbilling of prior years’ custody out of pocket fees, which enhanced performance for the six- and 12-month periods ended February 28, 2017, by 0.003% and 0.003%, respectively.

†     Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for additional information.

‡     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Disclosures, Risks and Note about Historical Performance on pages 11-14.

(Historical Performance continued on next page)

16	• AB WEALTH STRATEGIES

Historical Performance

CONSERVATIVE WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2017 (unaudited)	NAV Returns
	6 Months	12 Months
AB Conservative Wealth Strategy
Class A	2.03%	7.69%

Class B*	1.55%	6.79%

Class C	1.61%	6.88%

Advisor Class†	2.10%	7.91%

Class R†	1.70%	7.16%

Class K†	1.90%	7.56%

Class I†	2.12%	7.94%

Primary Benchmark: Bloomberg Barclays US Aggregate Bond Index	-2.19%	1.42%

Secondary Benchmark: S&P 500 Index	10.01%	24.98%

Blended Benchmark: 65% Bloomberg Barclays US Aggregate Bond Index / 35% S&P 500 Index	1.98%	9.23%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for additional information.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

See Disclosures, Risks and Note about Historical Performance on pages 11-14.

(Historical Performance continued on next page)

AB WEALTH STRATEGIES •	17

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

EACH UNDERLYING PORTFOLIO* VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2017 (unaudited)	Returns
	6 Months	12 Months
AB U.S. Value Portfolio	11.46%	25.81%

Russell 1000 Value Index	11.07%	29.13%

AB U.S. Large Cap Growth Portfolio	8.22%	20.40%

Russell 1000 Growth Index	9.15%	22.15%

AB International Value Portfolio	7.00%	20.87%

MSCI ACWI ex-US	5.15%	19.31%

AB International Growth Portfolio	0.00%	14.65%

MSCI ACWI ex-US	5.15%	19.31%

AB Short Duration Bond Portfolio	0.79%	1.68%

BofA ML 1-3 Year US Treasury Index	-0.09%	0.39%

AB Global Core Bond Portfolio	-1.60%	3.42%

Bloomberg Barclays Global Aggregate Bond Index (US dollar hedged)	-1.87%	1.97%

AB Bond Inflation Protection Portfolio	1.27%	5.97%

Bloomberg Barclays 1-10 Year TIPS Index	0.26%	2.85%

AB High Yield Portfolio (Class Z Shares)†	5.71%	20.20%

Bloomberg Barclays US High Yield 2% Issuer Capped Index	5.43%	21.83%

AB Small-Mid Cap Value Portfolio	13.93%	35.57%

Russell 2500 Value Index	12.72%	35.15%

AB Small-Mid Cap Growth Portfolio	9.53%	27.10%

Russell 2500 Growth Index	8.52%	28.05%

AB Multi-Asset Real Return Portfolio	6.84%	23.95%

Primary Benchmark: MSCI AC World Commodity Producers Index	8.72%	32.75%

Secondary Benchmark: All Market Real Return Portfolio Benchmark	4.35%	21.11%

AB Volatility Management Portfolio	5.97%	16.93%

MSCI ACWI	7.53%	22.07%

AB Multi-Manager Alternative Strategies Fund (Class Z Shares)	3.71%	6.73%

BofA ML 3-Month US T-Bill Index	0.22%	0.39%

*    Shares of the Underlying Portfolios (specifically Class Z shares in the case of AB High Yield Portfolio and AB Multi-Manager Alternative Strategies Fund) are offered exclusively to mutual funds advised by, and certain institutional clients of, AllianceBernstein and are not currently offered to the general public. The Underlying Portfolios incur no sales charges or management fees (except in the case of AB High Yield Portfolio and AB Multi-Manager Alternative Strategies Fund).

†     Performance information for AB High Yield Portfolio reflects the performance of the AB Pooling Portfolios—AB High Yield Portfolio until July 27, 2016 and AB Bond Fund Inc.—AB High Yield Portfolio thereafter.

See Disclosures, Risks and Note about Historical Performance on pages 11-14.

(Historical Performance continued on next page)

18	• AB WEALTH STRATEGIES

Historical Performance

WEALTH APPRECIATION STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2017 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	18.69%	13.64%
5 Years	7.31%	6.39%
10 Years	2.55%	2.11%

Class B Shares
1 Year	17.78%	13.78%
5 Years	6.52%	6.52%
10 Years	1.94%	1.94%

Class C Shares
1 Year	17.83%	16.83%
5 Years	6.51%	6.51%
10 Years	1.81%	1.81%

Advisor Class Shares*
1 Year	19.05%	19.05%
5 Years	7.60%	7.60%
10 Years	2.84%	2.84%

Class R Shares*
1 Year	18.20%	18.20%
5 Years	6.88%	6.88%
10 Years	2.16%	2.16%

Class K Shares*
1 Year	18.58%	18.58%
5 Years	7.20%	7.20%
10 Years	2.49%	2.49%

Class I Shares*
1 Year	18.94%	18.94%
5 Years	7.56%	7.56%
10 Years	2.82%	2.82%
See Disclosures, Risks and Note about Historical Performance on pages 11-14.

(Historical Performance and footnotes continued on next page)

AB WEALTH STRATEGIES •	19

Historical Performance

WEALTH APPRECIATION STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.43%, 2.18%, 2.18%, 1.18%, 1.87%, 1.54% and 1.23% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursement agreements reduced the Strategy’s annual operating expense ratios to 1.31%, 2.07%, 2.06%, 1.06%, 1.75%, 1.43% and 1.11% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursement agreements may not be terminated before December 31, 2017. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods and include acquired fund fees.

*	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

See Disclosures, Risks and Note about Historical Performance on pages 11-14.

(Historical Performance continued on next page)

20	• AB WEALTH STRATEGIES

Historical Performance

WEALTH APPRECIATION STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2017 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	7.82%
5 Years	6.35%
10 Years	2.02%

Class B Shares
1 Year	7.71%
5 Years	6.47%
10 Years	1.86%

Class C Shares
1 Year	10.70%
5 Years	6.48%
10 Years	1.72%

Advisor Class Shares*
1 Year	12.86%
5 Years	7.57%
10 Years	2.76%

Class R Shares*
1 Year	12.05%
5 Years	6.84%
10 Years	2.08%

Class K Shares*
1 Year	12.48%
5 Years	7.17%
10 Years	2.41%

Class I Shares*
1 Year	12.83%
5 Years	7.53%
10 Years	2.74%

*	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

See Disclosures, Risks and Note about Historical Performance on pages 11-14.

(Historical Performance continued on next page)

AB WEALTH STRATEGIES •	21

Historical Performance

BALANCED WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS FEBRUARY 28, 2017 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	14.23%	9.38%
5 Years	5.82%	4.90%
10 Years	3.55%	3.10%

Class B Shares
1 Year	13.35%	9.35%
5 Years	5.06%	5.06%
10 Years	2.96%	2.96%

Class C Shares
1 Year	13.35%	12.35%
5 Years	5.05%	5.05%
10 Years	2.82%	2.82%

Advisor Class Shares*
1 Year	14.52%	14.52%
5 Years	6.13%	6.13%
10 Years	3.86%	3.86%

Class R Shares*
1 Year	13.76%	13.76%
5 Years	5.43%	5.43%
10 Years	3.18%	3.18%

Class K Shares*
1 Year	14.19%	14.19%
5 Years	5.74%	5.74%
10 Years	3.50%	3.50%

Class I Shares*
1 Year	14.46%	14.46%
5 Years	6.10%	6.10%
10 Years	3.84%	3.84%

See Disclosures, Risks and Note about Historical Performance on pages 11-14.

(Historical Performance and footnotes continued on next page)

22	• AB WEALTH STRATEGIES

Historical Performance

BALANCED WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.30%, 2.06%, 2.05%, 1.05%, 1.71%, 1.39% and 1.07% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursement agreements reduced the Strategy’s annual operating expense ratios to 1.22%, 1.98%, 1.97%, 0.97%, 1.63%, 1.31% and 0.99% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursement agreements may not be terminated before December 31, 2017. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods and include acquired fund fees.

*	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

See Disclosures, Risks and Note about Historical Performance on pages 11-14.

(Historical Performance continued on next page)

AB WEALTH STRATEGIES •	23

Historical Performance

BALANCED WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2017 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	4.92%
5 Years	4.90%
10 Years	3.06%

Class B Shares
1 Year	4.82%
5 Years	5.06%
10 Years	2.91%

Class C Shares
1 Year	7.80%
5 Years	5.07%
10 Years	2.77%

Advisor Class Shares*
1 Year	9.89%
5 Years	6.12%
10 Years	3.81%

Class R Shares*
1 Year	9.13%
5 Years	5.42%
10 Years	3.13%

Class K Shares*
1 Year	9.45%
5 Years	5.75%
10 Years	3.45%

Class I Shares*
1 Year	9.82%
5 Years	6.09%
10 Years	3.79%

*	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

See Disclosures, Risks and Note about Historical Performance on pages 11-14.

(Historical Performance continued on next page)

24	• AB WEALTH STRATEGIES

Historical Performance

CONSERVATIVE WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2017 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	7.69%	3.12%
5 Years	3.47%	2.57%
10 Years	2.92%	2.47%

Class B Shares
1 Year	6.79%	2.79%
5 Years	2.71%	2.71%
10 Years	2.33%	2.33%

Class C Shares
1 Year	6.88%	5.88%
5 Years	2.72%	2.72%
10 Years	2.19%	2.19%

Advisor Class Shares*
1 Year	7.91%	7.91%
5 Years	3.75%	3.75%
10 Years	3.22%	3.22%

Class R Shares*
1 Year	7.16%	7.16%
5 Years	3.07%	3.07%
10 Years	2.53%	2.53%

Class K Shares*
1 Year	7.56%	7.56%
5 Years	3.40%	3.40%
10 Years	2.87%	2.87%

Class I Shares*
1 Year	7.94%	7.94%
5 Years	3.72%	3.72%
10 Years	3.20%	3.20%

See Disclosures, Risks and Note about Historical Performance on pages 11-14.

(Historical Performance and footnotes continued on next page)

AB WEALTH STRATEGIES •	25

Historical Performance

CONSERVATIVE WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.25%, 2.00%, 2.00%, 1.00%, 1.65%, 1.34% and 1.02% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursement agreements reduced the Strategy’s annual operating expense ratios to 1.19%, 1.94%, 1.94%, 0.94%, 1.59%, 1.28% and 0.97% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements agreements may not be terminated before December 31, 2017. Absent reimbursement or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods and include acquired fund fees.

*	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

See Disclosures, Risks and Note about Historical Performance on pages 11-14.

(Historical Performance continued on next page)

26	• AB WEALTH STRATEGIES

Historical Performance

CONSERVATIVE WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2017 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	0.58%
5 Years	2.59%
10 Years	2.44%

Class B Shares
1 Year	0.27%
5 Years	2.73%
10 Years	2.29%

Class C Shares
1 Year	3.34%
5 Years	2.75%
10 Years	2.16%

Advisor Class Shares*
1 Year	5.39%
5 Years	3.77%
10 Years	3.19%

Class R Shares*
1 Year	4.74%
5 Years	3.09%
10 Years	2.51%

Class K Shares*
1 Year	5.04%
5 Years	3.42%
10 Years	2.84%

Class I Shares*
1 Year	5.42%
5 Years	3.75%
10 Years	3.17%

*	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

See Disclosures, Risks and Note about Historical Performance on pages 11-14.

(Historical Performance continued on next page)

AB WEALTH STRATEGIES •	27

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS FOR THE UNDERLYING PORTFOLIOS* AS OF FEBRUARY 28, 2017 (unaudited)
NAV/SEC Returns

AB U.S. Value Portfolio
1 Year	25.81%
5 Years	13.32%
10 Years	4.81%

AB U.S. Large Cap Growth Portfolio
1 Year	20.40%
5 Years	15.74%
10 Years	8.99%

AB International Value Portfolio
1 Year	20.87%
5 Years	4.98%
10 Years	-1.17%

AB International Growth Portfolio
1 Year	14.65%
5 Years	2.82%
10 Years	-1.32%

AB Short Duration Bond Portfolio
1 Year	1.68%
5 Years	1.11%
10 Years	1.87%

AB Global Core Bond Portfolio
1 Year	3.42%
5 Years	3.76%
10 Years	5.35%

AB Bond Inflation Protection Portfolio
1 Year	5.97%
5 Years	1.75%
10 Years	4.56%

AB High Yield Portfolio
1 Year	20.20%
5 Years	7.33%
10 Years	8.03%

AB Small-Mid Cap Value Portfolio
1 Year	35.57%
5 Years	15.30%
10 Years	9.42%

See Disclosures, Risks and Note about Historical Performance on pages 11-14.

(Historical Performance and footnotes continued on next page)

28	• AB WEALTH STRATEGIES

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS FOR THE UNDERLYING PORTFOLIOS* AS OF FEBRUARY 28, 2017 (unaudited)
NAV/SEC Returns

AB Small-Mid Cap Growth Portfolio
1 Year	27.10%
5 Years	10.88%
10 Years	10.50%

AB Multi-Asset Real Return Portfolio
1 Year	23.95%
5 Years	-3.12%
10 Years	-3.38%

AB Volatility Management Portfolio
1 Year	16.93%
5 Years	7.11%
Since Inception†	7.16%

AB Multi-Manager Alternative Strategies Fund
1 Year	6.73%
Since Inception‡	1.35%

*	Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, the Adviser that seek a blend of asset classes for investment, like the Strategies. These share classes are not currently offered for direct investment from the general public. The Underlying Portfolios do not contain sales charges or management fees. These Underlying Portfolios are offered at NAV and their SEC returns are the same as their NAV returns. The Underlying Portfolios can be purchased at the relevant NAV without a sales charge or other fee. However, there are sales charges in connection to purchases of other AB share classes invested in these Underlying Portfolios.

†	Inception date: 4/16/2010.

‡	Inception date: 7/31/2014.

See Disclosures, Risks and Note about Historical Performance on pages 11-14.

(Historical Performance continued on next page)

AB WEALTH STRATEGIES •	29

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS FOR THE UNDERLYING PORTFOLIOS* AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2017 (unaudited)
NAV/SEC Returns

AB High Yield Portfolio
1 Year	14.96%
5 Years	7.30%
10 Years	7.97%

AB Volatility Management Portfolio
1 Year	10.83%
5 Years	7.03%
Since Inception†	7.22%

AB Multi-Manager Alternative Strategies Fund
1 Year	5.09%
Since Inception‡	1.27%

*	Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, the Adviser that seek a blend of asset classes for investment, like the Strategies. These share classes are not currently offered for direct investment from the general public. The Underlying Portfolios do not contain sales charges or management fees. These Underlying Portfolios are offered at NAV and their SEC returns are the same as their NAV returns. The Underlying Portfolios can be purchased at the relevant NAV without a sales charge or other fee. However, there are sales charges in connection to purchases of other AB share classes invested in these Underlying Portfolios.

†	Inception date: 4/16/2010.

‡	Inception date: 7/31/2014.

See Disclosures, Risks and Note about Historical Performance on pages 11-14.

30	• AB WEALTH STRATEGIES

Historical Performance

EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Strategy, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Strategy expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Strategy and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Each Strategy will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Strategy invests.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Strategy’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Strategy’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Strategy and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each Strategy will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Strategy invests.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AB WEALTH STRATEGIES •	31

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

AB Wealth Appreciation Strategy

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$1,064.70	$4.56	0.89%	$6.55	1.28%
Hypothetical**	$1,000	$1,020.38	$4.46	0.89%	$6.41	1.28%
Class B
Actual	$1,000	$1,060.60	$8.53	1.67%	$10.52	2.06%
Hypothetical**	$1,000	$1,016.51	$8.35	1.67%	$10.29	2.06%
Class C
Actual	$1,000	$1,060.10	$8.43	1.65%	$10.42	2.04%
Hypothetical**	$1,000	$1,016.61	$8.25	1.65%	$10.19	2.04%
Advisor Class
Actual	$1,000	$1,066.20	$3.28	0.64%	$5.28	1.03%
Hypothetical**	$1,000	$1,021.62	$3.21	0.64%	$5.16	1.03%
Class R
Actual	$1,000	$1,062.60	$6.80	1.33%	$8.80	1.72%
Hypothetical**	$1,000	$1,018.20	$6.66	1.33%	$8.60	1.72%
Class K
Actual	$1,000	$1,063.80	$5.22	1.02%	$7.22	1.41%
Hypothetical**	$1,000	$1,019.74	$5.11	1.02%	$7.05	1.41%
Class I
Actual	$1,000	$1,065.10	$3.53	0.69%	$5.53	1.08%
Hypothetical**	$1,000	$1,021.37	$3.46	0.69%	$5.41	1.08%

AB Balanced Wealth Strategy

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$1,042.50	$4.20	0.83%	$6.03	1.19%
Hypothetical**	$1,000	$1,020.68	$4.16	0.83%	$5.96	1.19%
Class B
Actual	$1,000	$1,038.80	$8.09	1.60%	$9.91	1.96%
Hypothetical**	$1,000	$1,016.86	$8.00	1.60%	$9.79	1.96%
Class C
Actual	$1,000	$1,039.00	$8.04	1.59%	$9.86	1.95%
Hypothetical**	$1,000	$1,016.91	$7.95	1.59%	$9.74	1.95%
Advisor Class
Actual	$1,000	$1,044.90	$2.94	0.58%	$4.77	0.94%
Hypothetical**	$1,000	$1,021.92	$2.91	0.58%	$4.71	0.94%
Class R
Actual	$1,000	$1,041.00	$6.28	1.24%	$8.10	1.60%
Hypothetical**	$1,000	$1,018.65	$6.21	1.24%	$8.00	1.60%
Class K
Actual	$1,000	$1,042.60	$4.71	0.93%	$6.53	1.29%
Hypothetical**	$1,000	$1,020.18	$4.66	0.93%	$6.46	1.29%
Class I
Actual	$1,000	$1,044.10	$3.04	0.60%	$4.87	0.96%
Hypothetical**	$1,000	$1,021.82	$3.01	0.60%	$4.81	0.96%

32	• AB WEALTH STRATEGIES

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

AB Conservative Wealth Strategy

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$1,020.30	$4.86	0.97%	$6.16	1.23%
Hypothetical**	$1,000	$1,019.98	$4.86	0.97%	$6.16	1.23%
Class B
Actual	$1,000	$1,015.50	$8.65	1.73%	$9.94	1.99%
Hypothetical**	$1,000	$1,016.22	$8.65	1.73%	$9.94	1.99%
Class C
Actual	$1,000	$1,016.10	$8.60	1.72%	$9.90	1.98%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%	$9.89	1.98%
Advisor Class
Actual	$1,000	$1,021.00	$3.56	0.71%	$4.86	0.97%
Hypothetical**	$1,000	$1,021.27	$3.56	0.71%	$4.86	0.97%
Class R
Actual	$1,000	$1,017.00	$6.85	1.37%	$8.15	1.63%
Hypothetical**	$1,000	$1,018.00	$6.85	1.37%	$8.15	1.63%
Class K
Actual	$1,000	$1,019.00	$5.31	1.06%	$6.61	1.32%
Hypothetical**	$1,000	$1,019.54	$5.31	1.06%	$6.61	1.32%
Class I
Actual	$1,000	$1,021.20	$3.71	0.74%	$5.01	1.00%
Hypothetical**	$1,000	$1,021.12	$3.71	0.74%	$5.01	1.00%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses of the underlying portfolios in which the Strategies invest are not included herein.

**	Assumes 5% annual return before expenses.

+	In connection with the Strategies’ investments in affiliated/unaffiliated underlying portfolios, the Strategies incur no direct expenses, but bear proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. Currently the Adviser has contractually agreed to waive its fees from the Strategies in an amount equal to the Strategies’ pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Strategies’ effective expenses are equal to the classes’ annualized expense ratio plus the Strategies’ pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AB WEALTH STRATEGIES •	33

Expense Example

AB WEALTH APPRECIATION STRATEGY

PORTFOLIO SUMMARY

February 28, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,328.8

*	All data are as of February 28, 2017. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. Detailed information regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, can be found in the shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov or by calling AB at (800) 227-4618. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 18. Additional performance for the Underlying Portfolios may be found on pages 28-30.

34	• AB WEALTH STRATEGIES

Portfolio Summary

AB BALANCED WEALTH STRATEGY

PORTFOLIO SUMMARY

February 28, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $976.8

*	All data are as of February 28, 2017. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. Detailed information regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, can be found in the shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov or by calling AB at (800) 227-4618. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 18. Additional performance for the Underlying Portfolios may be found on pages 28-30.

AB WEALTH STRATEGIES •	35

Portfolio Summary

AB CONSERVATIVE WEALTH STRATEGY

PORTFOLIO SUMMARY

February 28, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $258.7

*	All data are as of February 28, 2017. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. Detailed information regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, can be found in the shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov or by calling AB at (800) 227-4618. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 18. Additional performance for the Underlying Portfolios may be found on pages 28-30.

36	• AB WEALTH STRATEGIES

Portfolio Summary

AB WEALTH APPRECIATION STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2017 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.2%
Funds and Investment Trusts – 100.2%*
AB Multi-Manager Alternative Strategies Fund – Class Z	15,721,451	$160,044,367
AB Pooling Portfolio – AB International Growth Portfolio	20,927,982	174,120,812
AB Pooling Portfolio – AB International Value Portfolio	24,002,811	175,940,607
AB Pooling Portfolio – AB Multi-Asset Real Return Portfolio	14,265,638	92,583,990
AB Pooling Portfolio – AB Small-Mid Cap Growth Portfolio	7,255,352	66,894,347
AB Pooling Portfolio – AB Small-Mid Cap Value Portfolio	6,213,340	66,544,874
AB Pooling Portfolio – AB U.S. Large Cap Growth Portfolio	22,290,797	204,183,700
AB Pooling Portfolio – AB U.S. Value Portfolio	13,969,553	203,955,475
AB Pooling Portfolio – AB Volatility Management Portfolio	20,101,603	186,944,905

Total Investments – 100.2% (cost $1,270,206,660)		1,331,213,077
Other assets less liabilities – (0.2)%		(2,380,060)

Net Assets – 100.0%		$1,328,833,017

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

See notes to financial statements.

AB WEALTH STRATEGIES •	37

AB Wealth Appreciation Strategy—Portfolio of Investments

AB BALANCED WEALTH STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2017 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.3%
Funds and Investment Trusts – 100.3%*
AB Bond Fund, Inc. – AB High Yield Portfolio – Class Z	6,582,788	$64,050,528
AB Multi-Manager Alternative Strategies Fund – Class Z	7,717,001	78,559,074
AB Pooling Portfolio – AB Bond Inflation Protection Portfolio	7,762,103	73,507,117
AB Pooling Portfolio – AB Global Core Bond Portfolio	18,542,022	181,711,817
AB Pooling Portfolio – AB International Growth Portfolio	8,794,895	73,173,522
AB Pooling Portfolio – AB International Value Portfolio	9,981,786	73,166,494
AB Pooling Portfolio – AB Multi-Asset Real Return Portfolio	6,781,547	44,012,240
AB Pooling Portfolio – AB Small-Mid Cap Growth Portfolio	2,395,891	22,090,110
AB Pooling Portfolio – AB Small-Mid Cap Value Portfolio	2,064,797	22,113,972
AB Pooling Portfolio – AB U.S. Large Cap Growth Portfolio	10,161,389	93,078,321
AB Pooling Portfolio – AB U.S. Value Portfolio	6,383,134	93,193,761
AB Pooling Portfolio – AB Volatility Management Portfolio	17,347,609	161,332,763

Total Investments – 100.3% (cost $940,083,848)		979,989,719
Other assets less liabilities – (0.3)%		(3,196,844)

Net Assets – 100.0%		$976,792,875

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

See notes to financial statements.

38	• AB WEALTH STRATEGIES

AB Balanced Wealth Strategy—Portfolio of Investments

AB CONSERVATIVE WEALTH STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2017 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.2%
Funds and Investment Trusts – 100.2%*
AB Multi-Manager Alternative Strategies Fund – Class Z	1,529,398	$15,569,276
AB Pooling Portfolio – AB Bond Inflation Protection Portfolio	2,602,018	24,641,115
AB Pooling Portfolio – AB Global Core Bond Portfolio	6,358,670	62,314,962
AB Pooling Portfolio – AB International Growth Portfolio	1,236,402	10,286,864
AB Pooling Portfolio – AB International Value Portfolio	1,402,811	10,282,608
AB Pooling Portfolio – AB Multi-Asset Real Return Portfolio	597,495	3,877,740
AB Pooling Portfolio – AB Short Duration Bond Portfolio	7,636,996	71,329,545
AB Pooling Portfolio – AB Small-Mid Cap Growth Portfolio	209,700	1,933,431
AB Pooling Portfolio – AB Small-Mid Cap Value Portfolio	180,541	1,933,598
AB Pooling Portfolio – AB U.S. Large Cap Growth Portfolio	1,485,533	13,607,483
AB Pooling Portfolio – AB U.S. Value Portfolio	932,983	13,621,548
AB Pooling Portfolio – AB Volatility Management Portfolio	3,193,400	29,698,616

Total Investments – 100.2% (cost $246,767,297)		259,096,786
Other assets less liabilities – (0.2)%		(411,808)

Net Assets – 100.0%		$258,684,978

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

See notes to financial statements.

AB WEALTH STRATEGIES •	39

AB Conservative Wealth Strategy—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

February 28, 2017 (unaudited)

AB Wealth Appreciation Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $1,270,206,660)	$1,331,213,077
Receivable for investments sold	959,446
Receivable for shares of beneficial interest sold	407,774
Due from custodian	24,896

Total assets	1,332,605,193

Liabilities
Due to custodian	391,054
Payable for shares of beneficial interest redeemed	2,447,599
Advisory fee payable	546,788
Distribution fee payable	149,886
Transfer Agent fee payable	89,990
Administrative fee payable	8,884
Accrued expenses	137,975

Total liabilities	3,772,176

Net Assets	$1,328,833,017

Composition of Net Assets
Shares of beneficial interest, at par	$879
Additional paid-in capital	1,304,231,845
Undistributed net investment income	3,451,799
Accumulated net realized loss on investment transactions	(39,857,923)
Net unrealized appreciation on investments	61,006,417

$1,328,833,017

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$352,803,852	23,290,902	$15.15	*

B	$9,328,616	610,060	$15.29

C	$92,047,863	6,099,337	$15.09

Advisor	$856,676,989	56,709,227	$15.11

R	$3,541,248	235,201	$15.06

K	$12,830,869	851,924	$15.06

I	$1,603,580	106,322	$15.08

*	The maximum offering price per share for Class A shares was $15.82 which reflects a sales charge of 4.25%.

See notes to financial statements.

40	• AB WEALTH STRATEGIES

Statement of Assets & Liabilities

AB Balanced Wealth Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $940,083,848)	$979,989,719
Receivable for investments sold	904,566
Receivable for shares of beneficial interest sold	221,941
Affiliated dividends receivable	216,123
Due from custodian	27,158

Total assets	981,359,507

Liabilities
Due to custodian	493,869
Payable for shares of beneficial interest redeemed	3,023,435
Advisory fee payable	327,476
Distribution fee payable	284,490
Payable for investments purchased	221,281
Transfer Agent fee payable	77,848
Accrued expenses	138,233

Total liabilities	4,566,632

Net Assets	$976,792,875

Composition of Net Assets
Shares of beneficial interest, at par	$699
Additional paid-in capital	1,022,673,695
Undistributed net investment income	11,996,189
Accumulated net realized loss on investment transactions	(97,783,579)
Net unrealized appreciation on investments	39,905,871

$976,792,875

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$654,578,042	46,787,688	$13.99	*

B	$11,713,529	832,507	$14.07

C	$184,315,167	13,277,839	$13.88

Advisor	$85,280,841	6,063,253	$14.07

R	$6,670,136	478,296	$13.95

K	$22,524,116	1,613,992	$13.96

I	$11,711,044	835,191	$14.02

*	The maximum offering price per share for Class A shares was $14.61 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB WEALTH STRATEGIES •	41

Statement of Assets & Liabilities

AB Conservative Wealth Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $246,767,297)	$259,096,786
Receivable for investments sold	536,129
Receivable for shares of beneficial interest sold	241,918

Total assets	259,874,833

Liabilities
Due to custodian	597,714
Payable for shares of beneficial interest redeemed	328,775
Advisory fee payable	98,420
Distribution fee payable	89,262
Transfer Agent fee payable	16,385
Accrued expenses	59,299

Total liabilities	1,189,855

Net Assets	$258,684,978

Composition of Net Assets
Shares of beneficial interest, at par	$211
Additional paid-in capital	254,872,233
Undistributed net investment income	5,676,126
Accumulated net realized loss on investment transactions	(14,193,081)
Net unrealized appreciation on investments	12,329,489

$258,684,978

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$168,874,068	13,711,087	$12.32	*

B	$2,005,586	161,446	$12.42

C	$66,824,118	5,494,925	$12.16

Advisor	$8,902,405	719,528	$12.37

R	$4,593,362	373,016	$12.31

K	$7,002,695	569,706	$12.29

I	$482,744	39,125	$12.34

*	The maximum offering price per share for Class A shares was $12.87 which reflects a sales charge of 4.25%.

See notes to financial statements.

42	• AB WEALTH STRATEGIES

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2017 (unaudited)

	AB Wealth Appreciation Strategy	AB Balanced Wealth Strategy		AB Conservative Wealth Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios	$32,873,592	$30,542,392		$7,246,797
Other income	24,896 (a)	27,158	(a)	– 0	–

Total income	32,898,488	30,569,550		7,246,797

Expenses
Advisory fee (see Note B)	4,266,464	2,728,950		737,049
Distribution fee – Class A	432,799	827,089		216,246
Distribution fee – Class B	51,280	71,332		15,594
Distribution fee – Class C	463,921	939,848		349,429
Distribution fee – Class R	8,455	15,747		11,081
Distribution fee – Class K	18,358	29,793		8,755
Transfer agency – Class A	119,037	344,129		88,966
Transfer agency – Class B	5,037	8,874		1,925
Transfer agency – Class C	34,863	101,675		37,016
Transfer agency – Advisor Class	290,055	45,390		5,190
Transfer agency – Class R	4,396	8,188		5,762
Transfer agency – Class K	14,686	23,834		7,004
Transfer agency – Class I	1,030	6,621		275
Printing	59,032	59,973		17,827
Registration fees	50,750	47,900		48,590
Custodian	32,562	32,645		32,645
Administrative	24,189	– 0	–	– 0	–
Legal	22,493	28,101		23,370
Audit and tax	16,378	16,378		16,378
Trustees’ fees	13,236	13,237		13,237
Miscellaneous	30,577	26,710		11,177

Total expenses	5,959,598	5,376,414		1,647,516
Less: expenses waived and reimbursed by the Adviser (see Note B)	(753,197)	(577,305)		(77,600)

Net expenses	5,206,401	4,799,109		1,569,916

Net investment income	27,692,087	25,770,441		5,676,881

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on sale of affiliated Underlying Portfolio shares	(11,862,271)	(5,727,431)		165,072
Net realized gain distributions received from affiliated Underlying Portfolios	73,642,605	44,972,161		7,653,176
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	(6,382,125)	(24,458,095)		(8,741,406)

Net gain (loss) on transactions	55,398,209	14,786,635		(923,158)

Net Increase in Net Assets from Operations	$83,090,296	$40,557,076		$4,753,723

(a)	Other income represents a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.

See notes to financial statements.

AB WEALTH STRATEGIES •	43

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	AB Wealth Appreciation Strategy
	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$27,692,087	$24,938,895
Net realized loss on sale of affiliated Underlying Portfolio shares	(11,862,271)	(11,389,407)
Net realized gain distributions from affiliated Underlying Portfolios	73,642,605	75,517,267
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	(6,382,125)	(28,727,701)

Net increase in net assets from operations	83,090,296	60,339,054
Dividends to Shareholders from
Net investment income
Class A	(10,846,833)	(5,720,211)
Class B	(188,566)	(59,865)
Class C	(2,182,049)	(777,204)
Advisor Class	(28,611,191)	(15,798,469)
Class R	(91,400)	(39,826)
Class K	(462,715)	(218,945)
Class I	(57,977)	(29,121)
Net realized gain on investment transactions
Class A	(8,526,561)	– 0	–
Class B	(240,870)	– 0	–
Class C	(2,296,861)	– 0	–
Advisor Class	(20,807,633)	– 0	–
Class R	(83,561)	– 0	–
Class K	(378,861)	– 0	–
Class I	(42,771)	– 0	–
Transactions in Shares of Beneficial Interest
Net decrease	(26,669,791)	(74,599,753)

Total decrease	(18,397,344)	(36,904,340)
Net Assets
Beginning of period	1,347,230,361	1,384,134,701

End of period (including undistributed net investment income of $3,451,799 and $18,200,443, respectively)	$1,328,833,017	$1,347,230,361

See notes to financial statements.

44	• AB WEALTH STRATEGIES

Statement of Changes in Net Assets

	AB Balanced Wealth Strategy
	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$25,770,441	$29,392,241
Net realized loss on sale of affiliated Underlying Portfolio shares	(5,727,431)	(1,576,730)
Net realized gain distributions from affiliated Underlying Portfolios	44,972,161	36,391,249
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	(24,458,095)	(15,132,540)

Net increase in net assets from operations	40,557,076	49,074,220
Dividends to Shareholders from
Net investment income
Class A	(20,765,298)	(16,168,585)
Class B	(209,513)	(398,255)
Class C	(4,428,700)	(3,265,158)
Advisor Class	(2,942,929)	(2,323,740)
Class R	(169,859)	(147,616)
Class K	(681,135)	(646,694)
Class I	(369,785)	(291,278)
Transactions in Shares of Beneficial Interest
Net decrease	(70,739,532)	(123,619,831)

Total decrease	(59,749,675)	(97,786,937)
Net Assets
Beginning of period	1,036,542,550	1,134,329,487

End of period (including undistributed net investment income of $11,996,189 and $15,792,967, respectively)	$976,792,875	$1,036,542,550

See notes to financial statements.

AB WEALTH STRATEGIES •	45

Statement of Changes in Net Assets

AB Conservative Wealth Strategy
Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$5,676,881	$5,985,478
Net realized gain (loss) on sale of affiliated Underlying Portfolio shares	165,072	(282,408)
Net realized gain distributions from affiliated Underlying Portfolios	7,653,176	5,423,193
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	(8,741,406)	(737,142)

Net increase in net assets from operations	4,753,723	10,389,121
Dividends to Shareholders from
Net investment income
Class A	(4,286,170)	(3,973,134)
Class B	– 0	–	(168,366)
Class C	(1,162,894)	(1,305,359)
Advisor Class	(267,098)	(332,915)
Class R	(92,061)	(93,967)
Class K	(164,659)	(171,049)
Class I	(12,532)	(10,497)
Transactions in Shares of Beneficial Interest
Net decrease	(23,838,486)	(40,701,911)

Total decrease	(25,070,177)	(36,368,077)
Net Assets
Beginning of period	283,755,155	320,123,232

End of period (including undistributed net investment income of $5,676,126 and $5,984,659, respectively)	$258,684,978	$283,755,155

See notes to financial statements.

46	• AB WEALTH STRATEGIES

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

February 28, 2017 (unaudited)

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Trust”) was organized as a Massachusetts Business Trust on March 26, 1987 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of six series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to AB Wealth Appreciation Strategy, AB Balanced Wealth Strategy and AB Conservative Wealth Strategy (the “Strategies”). The Strategies offer Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Strategies to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Strategies’ Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The Strategies invest primarily in a combination of portfolios of the AB Mutual Funds (the “Underlying Portfolios”) representing a variety of asset classes and investment styles that are managed by AllianceBernstein L.P. (the “Adviser”). The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Strategy is an investment company

AB WEALTH STRATEGIES •	47

Notes to Financial Statements

under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Strategies.

1. Security Valuation

Net asset value per share of the Strategies, which may be based on the NAVs of the Underlying Portfolios, is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m., Eastern Time. Investments in the Underlying Portfolios are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategies would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategies. Unobservable inputs reflect the Strategies’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategies’ own assumptions in determining the fair value of investments)

48	• AB WEALTH STRATEGIES

Notes to Financial Statements

The following table summarizes the valuation of the Strategies’ investments by the above fair value hierarchy levels as of February 28, 2017:

Investments in Underlying Portfolios(a):	Level 1	Level 2			Level 3			Total
Wealth Appreciation Strategy
Investment Companies	$1,331,213,077	$	– 0	–	$	– 0	–	$1,331,213,077

Balanced Wealth Strategy
Investment Companies	$979,989,719	$	– 0	–	$	– 0	–	$979,989,719

Conservative Wealth Strategy
Investment Companies	$259,096,786	$	– 0	–	$	– 0	–	$259,096,786

(a)	There were no transfers between any levels during the reporting period.

The Strategies recognize all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategies. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

AB WEALTH STRATEGIES •	49

Notes to Financial Statements

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Taxes

It is each Strategy’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Strategies’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Strategies’ financial statements.

4. Investment Income and Investment Transactions

Income and capital gain distributions from the Underlying Portfolios, if any, are recorded on the ex-dividend date. Transactions in shares of the Underlying Portfolios are accounted for on the trade date. Investment gains and losses are determined on the identified cost basis.

5. Class Allocations

All income earned and expenses incurred by the Strategies are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each series represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses included in the accompanying statements of operations do not include any expenses of the Underlying Portfolios. Expenses of the Trust are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

50	• AB WEALTH STRATEGIES

Notes to Financial Statements

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Strategies pay the Adviser at the annual rates as follows:

	Average Daily Net Assets
Strategy	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
AB Wealth Appreciation	.65%	.55%	.50%
AB Balanced Wealth	.55%	.45%	.40%
AB Conservative Wealth	.55%	.45%	.40%

Such fees are accrued daily and paid monthly.

In connection with the Strategies’ investments in AB Cap Fund—Multi-Manager Alternative Strategies Fund (“MMAS”), the Adviser has contractually agreed to (i) waive the portion of its management fee attributable to its services after paying sub-advisory fees to sub-advisers and (ii) waive an additional portion of the Strategies investment advisory fee payable under the Advisory Agreement in an amount equal to, or reimburse the Strategies for, the total other expenses of MMAS (excluding interest and short sales expenses), in each case as paid by the Strategies as an acquired fund fee and expense. This fee waiver will remain in effect until December 31, 2017. In connection with AB Balanced Wealth Strategy’s investments in AB High Yield Portfolio (“High Yield Portfolio”), the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Strategies in an amount equal to the Strategies’ share of the advisory fees of the High Yield Portfolio, as paid by the Strategies as an acquired fund fee and expense. This fee waiver and/or expense reimbursement will remain in effect until December 31, 2017. For the six months ended February 28, 2017, the advisory fees paid were reduced by $753,197, $577,305 and $77,600 for the AB Wealth Appreciation Strategy, AB Balanced Wealth Strategy and AB Conservative Wealth Strategy, respectively.

A summary of the Strategies’ affiliated Underlying Portfolio transactions for the six months ended February 28, 2017 is as follows:

AB Bond Fund, Inc.—AB High Yield Portfolio
							Distributions
Strategy	Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 2/28/17 (000)	Income (000)	Realized Gains (000)
AB Balanced Wealth	$67,688	$1,584	$7,249	$101	$1,927	$64,051	$1,638	$	– 0 –

AB WEALTH STRATEGIES •	51

Notes to Financial Statements

AB Multi-Manager Alternative Strategies Fund
							Distributions
Strategy	Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 2/28/17 (000)	Income (000)	Realized Gains (000)
AB Wealth Appreciation	$158,459	$1,844	$4,477	$(54)	$4,272	$160,044	$1,510	$	– 0	–
AB Balanced Wealth	83,191	782	7,526	(33)	2,145	78,559	772		– 0	–
AB Conservative Wealth	17,079	156	2,095	(1)	430	15,569	154		– 0	–

AB Pooling Portfolio—AB Bond Inflation Portfolio
							Distributions
Strategy	Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 2/28/17 (000)	Income (000)	Realized Gains (000)
AB Balanced Wealth	$77,836	$4,443	$5,528	$(510)	$(2,734)	$73,507	$4,198	$	– 0	–
AB Conservative Wealth	27,096	1,463	2,778	4	(1,144)	24,641	1,463		– 0	–

AB Pooling Portfolio—AB Global Core Bond Portfolio
							Distributions
Strategy	Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 2/28/17 (000)	Income (000)	Realized Gains (000)
AB Balanced Wealth	$192,074	$8,607	$10,103	$250	$(9,116)	$181,712	$3,533	$2,339
AB Conservative Wealth	68,256	2,203	4,976	52	(3,220)	62,315	1,253	833

AB Pooling Portfolio—AB International Growth Portfolio
							Distributions
Strategy	Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 2/28/17 (000)	Income (000)	Realized Gains (000)
AB Wealth Appreciation	$179,748	$7,717	$6,493	$(1,398)	$(5,453)	$174,121	$7,001	$	– 0	–
AB Balanced Wealth	78,069	5,071	6,990	(734)	(2,242)	73,174	3,077		– 0	–
AB Conservative Wealth	11,352	804	1,444	95	(520)	10,287	442		– 0	–

AB Pooling Portfolio—AB International Value Portfolio
							Distributions
Strategy	Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 2/28/17 (000)	Income (000)	Realized Gains (000)
AB Wealth Appreciation	$180,473	$2,983	$16,513	$(5,157)	$14,155	$175,941	$2,982	$	– 0	–
AB Balanced Wealth	78,384	1,296	10,340	(1,078)	4,904	73,166	1,296		– 0	–
AB Conservative Wealth	11,392	188	1,844	175	372	10,283	187		– 0	–

52	• AB WEALTH STRATEGIES

Notes to Financial Statements

AB Pooling Portfolio—AB U.S. Large Cap Growth Portfolio
							Distributions
Strategy	Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 2/28/17 (000)	Income (000)	Realized Gains (000)
AB Wealth Appreciation	$205,824	$35,516	$17,689	$(5,651)	$(13,816)	$204,184	$770	$34,746
AB Balanced Wealth	98,257	16,778	12,635	(4,006)	(5,316)	93,078	365	16,412
AB Conservative Wealth	14,818	2,527	2,335	(725)	(678)	13,607	55	2,444

AB Pooling Portfolio—AB Multi-Asset Real Return Portfolio
							Distributions
Strategy	Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 2/28/17 (000)	Income (000)	Realized Gains (000)
AB Wealth Appreciation	$91,447	$2,457	$5,103	$(1,870)	$5,653	$92,584	$2,385	$	– 0	–
AB Balanced Wealth	45,901	1,156	4,926	(1,669)	3,550	44,012	1,156		– 0	–
AB Conservative Wealth	4,170	103	566	(135)	306	3,878	103		– 0	–

AB Pooling Portfolio—AB Short Duration Portfolio
							Distributions
Strategy	Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 2/28/17 (000)	Income (000)	Realized Gains (000)
AB Conservative Wealth	$78,279	$993	$7,562	$(360)	$(21)	$71,329	$973	$	– 0	–

AB Pooling Portfolio—AB Small-Mid Cap Growth Portfolio
							Distributions
Strategy	Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 2/28/17 (000)	Income (000)	Realized Gains (000)
AB Wealth Appreciation	$68,055	$7,650	$7,330	$(2,225)	$744	$66,894	$664	$6,986
AB Balanced Wealth	23,414	2,581	3,405	(811)	311	22,090	224	2,357
AB Conservative Wealth	2,137	227	390	(72)	31	1,933	20	208

AB Pooling Portfolio—AB Small-Mid Cap Value Portfolio
							Distributions
Strategy	Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 2/28/17 (000)	Income (000)	Realized Gains (000)
AB Wealth Appreciation	$68,234	$9,115	$10,763	$89	$(130)	$66,545	$729	$8,386
AB Balanced Wealth	23,476	3,082	4,465	319	(298)	22,114	246	2,836
AB Conservative Wealth	2,157	269	503	133	(122)	1,934	22	248

AB WEALTH STRATEGIES •	53

Notes to Financial Statements

AB Pooling Portfolio—AB U.S. Value Portfolio
							Distributions
Strategy	Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 2/28/17 (000)	Income (000)	Realized Gains (000)
AB Wealth Appreciation	$206,665	$2,390	$24,887	$7,046	$12,741	$203,955	$2,390	$	– 0	–
AB Balanced Wealth	98,808	1,232	16,120	4,742	4,532	93,194	1,127		– 0	–
AB Conservative Wealth	14,963	198	2,923	1,447	(63)	13,622	168		– 0	–

AB Pooling Portfolio—AB Volatility Management Portfolio
							Distributions
Strategy	Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 2/28/17 (000)	Income (000)	Realized Gains (000)
AB Wealth Appreciation	$189,349	$37,968	$13,182	$(2,642)	$(24,548)	$186,945	$14,443	$23,525
AB Balanced Wealth	171,104	33,949	19,300	(2,299)	(22,121)	161,333	12,910	21,028
AB Conservative Wealth	32,499	6,382	4,622	(448)	(4,112)	29,699	2,407	3,920

Effective January 1, 2015, AB Wealth Appreciation Strategy may reimburse the Adviser for certain legal and accounting services provided to Strategy by the Adviser. For the six months ended February 28, 2017, the reimbursement for such services amounted to $24,189.

The Strategies compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Strategies. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $187,524, $164,452 and $44,232 for the AB Wealth Appreciation Strategy, AB Balanced Wealth Strategy and AB Conservative Wealth Strategy, for the six months ended February 28, 2017.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Strategies’ shares. The Distributor has advised the Strategies that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Strategy for the six months ended February 28, 2017 as follows:

	Front-End Sales Charges	Contingent Deferred Sales Charges
Strategy	Class A	Class A	Class B	Class C
AB Wealth Appreciation	$4,298	$586	$2,447	$1,256
AB Balanced Wealth	7,554	1,656	5,960	2,613
AB Conservative Wealth	2,512	266	523	812

54	• AB WEALTH STRATEGIES

Notes to Financial Statements

NOTE C

Distribution Plans

The Strategies have adopted a Plan for each class of shares of the Strategies pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a “Plan” and collectively the “Plans”). Under the Plans, the Strategies pay distribution and servicing fees to the Distributor at an annual rate of up to .50% of each Strategies’ average daily net assets attributable to Class A shares, 1% of the Strategies’ average daily net assets attributable to both Class B and Class C shares, .50% of the Strategies’ average daily net assets attributable to Class R shares and .25% of the Strategies’ average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Effective August 1, 2014, payments under the Plan in respect of Class A shares are limited to an annual rate of .25% of each Strategy’s Class A shares’ average daily net assets. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Strategies are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Strategy’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Strategies to the Distributor with respect to the relevant class. The Plans also provide that the Adviser may use its own resources to finance the distribution of the Strategies’ shares.

NOTE D

Investment Transactions

Purchases and sales of investments in the Underlying Portfolios for the six months ended February 28, 2017 were as follows:

Strategy	Purchases	Sales
AB Wealth Appreciation	$107,637,189	$106,435,796
AB Balanced Wealth	80,562,189	108,587,369
AB Conservative Wealth	15,513,242	32,038,375

AB WEALTH STRATEGIES •	55

Notes to Financial Statements

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized Appreciation
Strategy	Appreciation	(Depreciation)
AB Wealth Appreciation	$107,154,236	$(46,147,819)	$61,006,417
AB Balanced Wealth	67,418,143	(27,512,272)	39,905,871
AB Conservative Wealth	14,885,507	(2,556,018)	12,329,489

1. Currency Translation

A Strategy may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis through its investments in an Underlying Portfolio. A Strategy or an Underlying Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. A Strategy or an Underlying Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Strategy or the Underlying Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. A Strategy or an Underlying Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	AB Wealth Appreciation Strategy
	Shares		Amount
	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016

Class A
Shares sold	311,572	1,100,157	$4,646,817	$15,751,019

Shares issued in reinvestment of dividends	1,266,269	380,388	18,424,212	5,435,751

Shares converted from Class B	196,198	924,110	2,941,579	13,356,607

Shares redeemed	(2,052,075)	(3,975,514)	(30,597,824)	(57,226,060)

Net decrease	(278,036)	(1,570,859)	$(4,585,216)	$(22,682,683)

56	• AB WEALTH STRATEGIES

Notes to Financial Statements

	AB Wealth Appreciation Strategy
	Shares		Amount
	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016

Class B
Shares sold	14,142	39,160	$211,870	$564,371

Shares issued in reinvestment of dividends	28,109	4,036	413,492	57,993

Shares converted to Class A	(195,645)	(924,014)	(2,941,579)	(13,356,607)

Shares redeemed	(50,378)	(155,175)	(758,004)	(2,233,800)

Net decrease	(203,772)	(1,035,993)	$(3,074,221)	$(14,968,043)

Class C
Shares sold	72,999	178,907	$1,077,563	$2,540,977

Shares issued in reinvestment of dividends	283,194	49,521	4,111,980	705,671

Shares redeemed	(753,339)	(1,232,501)	(11,173,858)	(17,674,728)

Net decrease	(397,146)	(1,004,073)	$(5,984,315)	$(14,428,080)

Advisor Class
Shares sold	2,560,203	7,664,462	$38,052,844	$109,861,263

Shares issued in reinvestment of dividends	3,188,419	1,042,901	46,232,070	14,850,914

Shares redeemed	(6,309,681)	(10,166,294)	(93,829,979)	(146,332,874)

Net decrease	(561,059)	(1,458,931)	$(9,545,065)	$(21,620,697)

Class R
Shares sold	17,720	67,409	$262,775	$947,455

Shares issued in reinvestment of dividends	12,083	2,800	174,961	39,826

Shares redeemed	(19,470)	(135,674)	(288,169)	(1,924,229)

Net increase (decrease)	10,333	(65,465)	$149,567	$(936,948)

Class K
Shares sold	75,669	155,286	$1,131,651	$2,191,878

Shares issued in reinvestment of dividends	58,159	15,408	841,563	218,944

Shares redeemed	(373,811)	(161,723)	(5,454,605)	(2,288,994)

Net increase (decrease)	(239,983)	8,971	$(3,481,391)	$121,828

AB WEALTH STRATEGIES •	57

Notes to Financial Statements

	AB Wealth Appreciation Strategy
	Shares		Amount
	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016

Class I
Shares sold	10,844	9,732	$161,524	$138,882

Shares issued in reinvestment of dividends	6,957	2,048	100,748	29,120

Shares redeemed	(27,568)	(17,758)	(411,422)	(253,132)

Net decrease	(9,767)	(5,978)	$(149,150)	$(85,130)

	AB Balanced Wealth Strategy
	Shares		Amount
	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016

Class A
Shares sold	969,665	2,094,209	$13,327,438	$27,637,969

Shares issued in reinvestment of dividends	1,419,315	1,153,448	19,203,327	15,040,965

Shares converted from Class B	483,597	2,205,978	6,672,401	29,367,679

Shares redeemed	(5,554,932)	(8,871,876)	(76,401,295)	(118,071,314)

Net decrease	(2,682,355)	(3,418,241)	$(37,198,129)	$(46,024,701)

Class B
Shares sold	17,043	63,393	$233,279	$840,605

Shares issued in reinvestment of dividends	14,584	29,205	198,794	380,540

Shares converted to Class A	(485,635)	(2,221,209)	(6,672,401)	(29,367,679)

Shares redeemed	(106,100)	(389,129)	(1,459,702)	(5,145,734)

Net decrease	(560,108)	(2,517,740)	$(7,700,030)	$(33,292,268)

Class C
Shares sold	153,139	479,994	$2,083,599	$6,344,404

Shares issued in reinvestment of dividends	286,747	220,831	3,856,748	2,859,754

Shares redeemed	(1,691,718)	(2,732,906)	(23,035,855)	(35,974,706)

Net decrease	(1,251,832)	(2,032,081)	$(17,095,508)	$(26,770,548)

58	• AB WEALTH STRATEGIES

Notes to Financial Statements

	AB Balanced Wealth Strategy
	Shares		Amount
	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016

Advisor Class
Shares sold	632,516	1,278,039	$8,763,040	$17,095,586

Shares issued in reinvestment of dividends	178,798	139,057	2,431,651	1,821,651

Shares redeemed	(1,125,079)	(2,031,249)	(15,611,977)	(27,046,799)

Net decrease	(313,765)	(614,153)	$(4,417,286)	$(8,129,562)

Class R
Shares sold	47,129	132,747	$646,087	$1,774,222

Shares issued in reinvestment of dividends	12,582	11,346	169,859	147,616

Shares redeemed	(44,848)	(484,258)	(611,817)	(6,462,417)

Net increase (decrease)	14,863	(340,165)	$204,129	$(4,540,579)

Class K
Shares sold	135,870	139,791	$1,856,266	$1,840,403

Shares issued in reinvestment of dividends	50,435	49,746	680,868	646,692

Shares redeemed	(538,547)	(487,328)	(7,368,694)	(6,459,083)

Net decrease	(352,242)	(297,791)	$(4,831,560)	$(3,971,988)

Class I
Shares sold	71,107	35,141	$982,550	$469,015

Shares issued in reinvestment of dividends	27,164	22,221	368,339	290,212

Shares redeemed	(76,407)	(124,027)	(1,052,037)	(1,649,412)

Net increase (decrease)	21,864	(66,665)	$298,852	$(890,185)

	AB Conservative Wealth Strategy
	Shares		Amount
	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016

Class A
Shares sold	266,220	800,742	$3,261,676	$9,670,461

Shares issued in reinvestment of dividends	323,194	303,529	3,897,720	3,605,924

Shares converted from Class B	223,130	1,025,053	2,749,172	12,389,804

Shares redeemed	(1,665,861)	(3,146,384)	(20,407,846)	(37,961,912)

Net decrease	(853,317)	(1,017,060)	$(10,499,278)	$(12,295,723)

AB WEALTH STRATEGIES •	59

Notes to Financial Statements

AB Conservative Wealth Strategy
Shares	Amount
Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016

Class B
Shares sold	2,246	15,044	$27,417	$180,070

Shares issued in reinvestment of dividends	– 0	–	13,385	– 0	–	157,810

Shares converted to Class A	(225,031)	(1,036,783)	(2,749,172)	(12,389,804)

Shares redeemed	(36,835)	(129,703)	(450,061)	(1,543,792)

Net decrease	(259,620)	(1,138,057)	$(3,171,816)	$(13,595,716)

Class C
Shares sold	98,613	272,099	$1,189,272	$3,230,999

Shares issued in reinvestment of dividends	85,143	97,595	1,014,906	1,145,769

Shares redeemed	(741,647)	(1,282,993)	(8,943,772)	(15,308,770)

Net decrease	(557,891)	(913,299)	$(6,739,594)	$(10,932,002)

Advisor Class
Shares sold	182,385	286,129	$2,255,760	$3,470,076

Shares issued in reinvestment of dividends	19,709	22,760	238,482	271,299

Shares redeemed	(468,303)	(451,073)	(5,791,602)	(5,394,647)

Net decrease	(266,209)	(142,184)	$(3,297,360)	$(1,653,272)

Class R
Shares sold	32,718	69,706	$401,010	$839,679

Shares issued in reinvestment of dividends	7,633	7,910	92,062	93,967

Shares redeemed	(34,147)	(174,265)	(415,933)	(2,085,888)

Net increase (decrease)	6,204	(96,649)	$77,139	$(1,152,242)

Class K
Shares sold	21,385	64,906	$261,834	$778,717

Shares issued in reinvestment of dividends	13,687	14,434	164,653	171,048

Shares redeemed	(54,553)	(165,485)	(666,174)	(2,013,943)

Net decrease	(19,481)	(86,145)	$(239,687)	$(1,064,178)

Class I
Shares sold	1,901	3,187	$23,324	$38,668

Shares issued in reinvestment of dividends	1,038	883	12,532	10,497

Shares redeemed	(306)	(4,788)	(3,746)	(57,943)

Net increase (decrease)	2,633	(718)	$32,110	$(8,778)

60	• AB WEALTH STRATEGIES

Notes to Financial Statements

NOTE F

Risks Involved in Investing in the Strategies

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Strategies’ investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Strategies’ investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened if the Strategies invest in securities of emerging market countries, where there may be an increased amount of economic, political and social instability.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Strategy’s investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies by the Underlying Portfolios may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

Allocation Risk—The allocation of investments among the Underlying Portfolios’ different investment styles, such as equity or debt, growth or value, U.S. or non-U.S securities, or diversification strategies, may have a more significant effect on the Strategy’s net asset value, or NAV, when one of these investments is performing more poorly than another.

Derivatives Risk—The Strategies may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategies, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

AB WEALTH STRATEGIES •	61

Notes to Financial Statements

Indemnification Risk—In the ordinary course of business, the Strategies enter into contracts that contain a variety of indemnifications. The Strategies’ maximum exposure under these arrangements is unknown. However, the Strategies have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Strategies have not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Strategies, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Strategies did not utilize the Facility during the six months ended February 28, 2017.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2016 and August 31, 2015 were as follows:

AB Wealth Appreciation Strategy	2016	2015
Distributions paid from:
Ordinary income	$22,643,641	$35,000,313

Total taxable distributions	22,643,641	35,000,313

Total distributions paid	$22,643,641	$35,000,313

AB Balanced Wealth Strategy	2016	2015
Distributions paid from:
Ordinary income	$23,241,326	$27,002,565

Total taxable distributions	23,241,326	27,002,565

Total distributions paid	$23,241,326	$27,002,565

AB Conservative Wealth Strategy	2016	2015
Distributions paid from:
Ordinary income	$6,055,287	$1,000,799

Total taxable distributions	6,055,287	1,000,799

Total distributions paid	$6,055,287	$1,000,799

62	• AB WEALTH STRATEGIES

Notes to Financial Statements

As of August 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Strategy	Undistributed Ordinary Income	Accumulated Capital and Other Losses(a)	Unrealized Appreciation/ (Depreciation)(b)	Total Accumulated Earnings/ (Deficit)
AB Wealth Appreciation Strategy	$18,200,443	$39,700,816	$(41,573,413)	$16,327,846
AB Balanced Wealth Strategy	15,792,967	(94,431,035)	21,766,692	(56,871,376)
AB Conservative Wealth Strategy	5,980,940	(15,603,824)	14,667,110	5,044,226

(a)

During the fiscal year ended August 31, 2016 all three Strategies utilized capital loss carryforwards to offset current year net realized gains. AB Wealth Appreciation Strategy utilized $26,057,110 of capital loss carryforwards during the fiscal year. AB Balanced Wealth Strategy utilized $27,402,672 of capital loss carryforwards during the year, and had a net capital loss carryforward of $94,431,035 at fiscal year end. AB Conservative Wealth Strategy utilized $5,074,683 of capital loss carryforwards during the fiscal year, and had a net capital loss carryforward of $15,603,824 at fiscal year end.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and return of capital distributions received from underlying securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-December 22, 2010 capital losses must be utilized prior to the earlier capital losses, which are subject to expiration. Post-December 22, 2010 capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

As of August 31, 2016, the Strategies had net capital loss carryforwards which will expire as follows:

Strategy	Short-Term Amount	Long-Term Amount	Expiration
AB Balanced Wealth	$14,373,596	n/a	2018
AB Balanced Wealth	80,057,439	n/a	2019
AB Conservative Wealth	1,963,389	n/a	2018
AB Conservative Wealth	13,640,435	n/a	2019

NOTE I

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”)

AB WEALTH STRATEGIES •	63

Notes to Financial Statements

intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

NOTE J

Subsequent Event

At meetings held on January 31-February 1, 2017, the Balanced Wealth Strategy’s Board of Trustees approved changes to the Strategy’s name and principal strategies. Effective April 24, 2017, the Strategy changed its name to “AB All Market Total Return Portfolio” and adopted the new principal strategies.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Strategies’ financial statements through this date.

64	• AB WEALTH STRATEGIES

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Wealth Appreciation Strategy
Class A
Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 15.06	$ 14.64	$ 15.76	$ 13.36	$ 11.63	$ 11.26

Income From Investment Operations
Net investment income(a)	.30	(b)†	.26	(b)	.34	(b)	.37	(b)	.06	.10
Net realized and unrealized gain (loss) on sale of affiliated Underlying Portfolio shares	.64	.39	(1.11)	2.30	1.77	.46

Net increase (decrease) in net asset value from operations	.94	.65	(.77)	2.67	1.83	.56

Less: Dividends and Distributions
Dividends from net investment income	(.48)	(.23)	(.35)	(.27)	(.10)	(.19)
Distributions from net realized gain on investment transactions	(.37)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.85)	(.23)	(.35)	(.27)	(.10)	(.19)

Net asset value, end of period	$ 15.15	$ 15.06	$ 14.64	$ 15.76	$ 13.36	$ 11.63

Total Return
Total investment return based on net asset value(c)	6.47	%†	4.53%	(4.89)%	20.21%	15.86%	5.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$352,803	$354,972	$367,939	$417,381	$382,178	$406,461
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	.89	%^	.89%	.88%	1.05%	1.07%	1.09%
Expenses, before waivers/reimbursements(d)(e)	1.01	%^	1.01%	1.00%	1.06%	1.07%	1.09%
Net investment income	4.12	%(b)^†	1.78	%(b)	2.18	%(b)	2.52	%(b)	.48%	.88%
Portfolio turnover rate	8%	9%	9%	20%	4%	29%

See footnote summary on page 86.

AB WEALTH STRATEGIES •	65

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Wealth Appreciation Strategy
Class B
Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 15.07	$ 14.57	$ 15.64	$ 13.20	$ 11.47	$ 11.08

Income From Investment Operations
Net investment income (loss)(a)	.24	(b)†	.20	(b)	.28	(b)	.31	(b)	(.02)	.02
Net realized and unrealized gain (loss) on sale of affiliated Underlying Portfolio shares	.65	.34	(1.15)	2.23	1.75	.45

Net increase (decrease) in net asset value from operations	.89	.54	(.87)	2.54	1.73	.47

Less: Dividends and Distributions
Dividends from net investment income	(.30)	(.04)	(.20)	(.10)	– 0	–	(.08)
Distributions from net realized gain on investment transactions	(.37)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.67)	(.04)	(.20)	(.10)	– 0	–	(.08)

Net asset value, end of period	$ 15.29	$ 15.07	$ 14.57	$ 15.64	$ 13.20	$ 11.47

Total Return
Total investment return based on net asset value(c)	6.06	%†	3.72%	(5.59)%	19.33%	15.08%	4.29%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,329	$12,268	$26,943	$57,541	$77,795	$99,167
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	1.67	%^	1.65%	1.64%	1.76%	1.79%	1.82%
Expenses, before waivers/reimbursements(d)(e)	1.78	%^	1.76%	1.76%	1.77%	1.79%	1.82%
Net investment income (loss)	3.18	%(b)^†	1.37	%(b)	1.85	%(b)	2.10	%(b)	(.17)%	.21%
Portfolio turnover rate	8%	9%	9%	20%	4%	29%

See footnote summary on page 86.

66	• AB WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Wealth Appreciation Strategy
Class C
Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 14.95	$ 14.51	$ 15.62	$ 13.21	$ 11.49	$ 11.09

Income From Investment Operations
Net investment income (loss)(a)	.25	(b)†	.15	(b)	.23	(b)	.27	(b)	(.03)	.02
Net realized and unrealized gain (loss) on sale of affiliated Underlying Portfolio shares	.62	.40	(1.11)	2.27	1.76	.46

Net increase (decrease) in net asset value from operations	.87	.55	(.88)	2.54	1.73	.48

Less: Dividends and Distributions
Dividends from net investment income	(.36)	(.11)	(.23)	(.13)	(.01)	(.08)
Distributions from net realized gain on investment transactions	(.37)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.73)	(.11)	(.23)	(.13)	(.01)	(.08)

Net asset value, end of period	$ 15.09	$ 14.95	$ 14.51	$ 15.62	$ 13.21	$ 11.49

Total Return
Total investment return based on net asset value(c)	6.01	%†	3.81%	(5.62)%	19.36%	15.02%	4.39%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$92,048	$97,091	$108,828	$134,675	$129,818	$141,224
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	1.65	%^	1.64%	1.63%	1.75%	1.78%	1.80%
Expenses, before waivers/reimbursements(d)(e)	1.76	%^	1.76%	1.75%	1.76%	1.78%	1.80%
Net investment income (loss)	3.35	%(b)^†	1.06	%(b)	1.51	%(b)	1.84	%(b)	(.22)%	.19%
Portfolio turnover rate	8%	9%	9%	20%	4%	29%

See footnote summary on page 86.

AB WEALTH STRATEGIES •	67

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Wealth Appreciation Strategy
Advisor Class
Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 15.04	$ 14.62	$ 15.75	$ 13.37	$ 11.64	$ 11.29

Income From Investment Operations
Net investment income(a)	.32	(b)†	.29	(b)	.37	(b)	.41	(b)	.09	.12
Net realized and unrealized gain (loss) on sale of affiliated Underlying Portfolio shares	.64	.40	(1.11)	2.30	1.79	.46

Net increase (decrease) in net asset value from operations	.96	.69	(.74)	2.71	1.88	.58

Less: Dividends and Distributions
Dividends from net investment income	(.52)	(.27)	(.39)	(.33)	(.15)	(.23)
Distributions from net realized gain on investment transactions	(.37)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.89)	(.27)	(.39)	(.33)	(.15)	(.23)

Net asset value, end of period	$ 15.11	$ 15.04	$ 14.62	$ 15.75	$ 13.37	$ 11.64

Total Return
Total investment return based on net asset value(c)	6.62	%†	4.82%	(4.66)%	20.53%	16.27%	5.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$856,677	$861,450	$858,681	$921,935	$800,563	$766,969
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	.64	%^	.64%	.63%	.75%	.77%	.79%
Expenses, before waivers/reimbursements(d)(e)	.76	%^	.76%	.75%	.76%	.77%	.79%
Net investment income	4.37	%(b)^†	2.00	%(b)	2.42	%(b)	2.77	%(b)	.74%	1.07%
Portfolio turnover rate	8%	9%	9%	20%	4%	29%

See footnote summary on page 86.

68	• AB WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Wealth Appreciation Strategy
Class R
Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 14.94	$ 14.51	$ 15.63	$ 13.22	$ 11.45	$ 11.07

Income From Investment Operations
Net investment income(a)	.27	(b)†	.21	(b)	.31	(b)	.33	(b)	.03	.08
Net realized and unrealized gain (loss) on sale of affiliated Underlying Portfolio shares	.63	.37	(1.14)	2.26	1.74	.44

Net increase (decrease) in net asset value from operations	.90	.58	(.83)	2.59	1.77	.52

Less: Dividends and Distributions
Dividends from net investment income	(.41)	(.15)	(.29)	(.18)	– 0	–	(.14)
Distributions from net realized gain on investment transactions	(.37)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.78)	(.15)	(.29)	(.18)	– 0	–	(.14)

Net asset value, end of period	$ 15.06	$ 14.94	$ 14.51	$ 15.63	$ 13.22	$ 11.45

Total Return
Total investment return based on net asset value(c)	6.26	%†	4.06%	(5.33)%	19.75%	15.46%	4.78%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,541	$3,360	$4,212	$5,665	$5,953	$8,045
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	1.33	%^	1.33%	1.32%	1.43%	1.41%	1.45%
Expenses, before waivers/reimbursements(d)(e)	1.45	%^	1.45%	1.44%	1.44%	1.41%	1.45%
Net investment income	3.63	%(b)^†	1.46	%(b)	2.02	%(b)	2.27	%(b)	.21%	.69%
Portfolio turnover rate	8%	9%	9%	20%	4%	29%

See footnote summary on page 86.

AB WEALTH STRATEGIES •	69

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Wealth Appreciation Strategy
Class K
Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 14.97	$ 14.54	$ 15.66	$ 13.28	$ 11.57	$ 11.18

Income From Investment Operations
Net investment income(a)	.31	(b)†	.22	(b)	.28	(b)	.37	(b)	.05	.09
Net realized and unrealized gain (loss) on sale of affiliated Underlying Portfolio shares	.61	.42	(1.07)	2.27	1.76	.46

Net increase (decrease) in net asset value from operations	.92	.64	(.79)	2.64	1.81	.55

Less: Dividends and Distributions
Dividends from net investment income	(.46)	(.21)	(.33)	(.26)	(.10)	(.16)
Distributions from net realized gain on investment transactions	(.37)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.83)	(.21)	(.33)	(.26)	(.10)	(.16)

Net asset value, end of period	$ 15.06	$ 14.97	$ 14.54	$ 15.66	$ 13.28	$ 11.57

Total Return
Total investment return based on net asset value(c)	6.38	%†	4.48%	(5.07)%	20.12%	15.78%	5.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,831	$16,346	$15,751	$17,865	$16,319	$16,616
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	1.02	%^	1.01%	1.01%	1.12%	1.11%	1.13%
Expenses, before waivers/reimbursements(d)(e)	1.14	%^	1.12%	1.13%	1.13%	1.11%	1.13%
Net investment income	4.20	%(b)^†	1.57	%(b)	1.85	%(b)	2.48	%(b)	.42%	.83%
Portfolio turnover rate	8%	9%	9%	20%	4%	29%

See footnote summary on page 86.

70	• AB WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Wealth Appreciation Strategy
Class I
Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 15.02	$ 14.59	$ 15.72	$ 13.34	$ 11.61	$ 11.25

Income From Investment Operations
Net investment income(a)	.32	(b)†	.28	(b)	.62	(b)	.41	(b)	.09	.18
Net realized and unrealized gain (loss) on sale of affiliated Underlying Portfolio shares	.62	.41	(1.36)	2.29	1.77	.41

Net increase (decrease) in net asset value from operations	.94	.69	(.74)	2.70	1.86	.59

Less: Dividends and Distributions
Dividends from net investment income	(.51)	(.26)	(.39)	(.32)	(.13)	(.23)
Distributions from net realized gain on investment transactions	(.37)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.88)	(.26)	(.39)	(.32)	(.13)	(.23)

Net asset value, end of period	$ 15.08	$ 15.02	$ 14.59	$ 15.72	$ 13.34	$ 11.61

Total Return
Total investment return based on net asset value(c)	6.51	%†	4.82%	(4.72)%	20.53%	16.16%	5.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,604	$1,743	$1,781	$4,576	$3,886	$3,934
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	.69	%^	.69%	.68%	.79%	.79%	.80%
Expenses, before waivers/reimbursements(d)(e)	.81	%^	.81%	.80%	.81%	.79%	.80%
Net investment income	4.36	%(b)^†	1.93	%(b)	3.99	%(b)	2.78	%(b)	.72%	1.53%
Portfolio turnover rate	8%	9%	9%	20%	4%	29%

See footnote summary on page 86.

AB WEALTH STRATEGIES •	71

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Balanced Wealth Strategy
	Class A
	Six Months Ended February 28, 2017 (unaudited)		Year Ended August 31,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 13.85		$ 13.49		$ 14.31		$ 12.74		$ 11.85		$ 11.47

Income From Investment Operations
Net investment income(a)	.36	(b)†	.38	(b)	.43	(b)	.39	(b)	.23		.22
Net realized and unrealized gain (loss) on investment transactions	.21		.29		(.93)		1.56		.89		.44

Net increase (decrease) in net asset value from operations	.57		.67		(.50)		1.95		1.12		.66

Less: Dividends and Distributions
Dividends from net investment income	(.43)		(.31)		(.32)		(.38)		(.23)		(.26)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.00	)(f)	(.02)

Total dividends and distributions	(.43)		(.31)		(.32)		(.38)		(.23)		(.28)

Net asset value, end of period	$ 13.99		$ 13.85		$ 13.49		$ 14.31		$ 12.74		$ 11.85

Total Return
Total investment return based on net asset value(c)	4.25	%†	5.13%		(3.46)%		15.56%		9.49%		5.81%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$654,578		$684,917		$713,524		$782,044		$732,322		$790,583
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	.83	%^	.86%		.85%		.98%		.99%		1.00%
Expenses, before waivers/reimbursements(d)(e)	.95	%^	.94%		.93%		.99%		.99%		1.00%
Net investment income	5.35	%(b)^†	2.89	%(b)	3.07	%(b)	2.87	%(b)	1.87%		1.93%
Portfolio turnover rate	8%		14%		9%		15%		4%		34%

See footnote summary on page 86.

72	• AB WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Balanced Wealth Strategy
	Class B
	Six Months Ended February 28, 2017 (unaudited)		Year Ended August 31,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 13.76		$ 13.32		$ 14.13		$ 12.64		$ 11.80		$ 11.40

Income From Investment Operations
Net investment income(a)	.29	(b)†	.33	(b)	.39	(b)	.33	(b)	.16		.14
Net realized and unrealized gain (loss) on investment transactions	.24		.24		(.98)		1.50		.86		.43

Net increase (decrease) in net asset value from operations	.53		.57		(.59)		1.83		1.02		.57

Less: Dividends and Distributions
Dividends from net investment income	(.22)		(.13)		(.22)		(.34)		(.18)		(.16)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.00	)(f)	(.01)

Total dividends and distributions	(.22)		(.13)		(.22)		(.34)		(.18)		(.17)

Net asset value, end of period	$ 14.07		$ 13.76		$ 13.32		$ 14.13		$ 12.64		$ 11.80

Total Return
Total investment return based on net asset value(c)	3.88	%†	4.33%		(4.19)%		14.75%		8.66%		5.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,714		$19,162		$52,097		$118,556		$166,923		$230,241
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	1.60	%^	1.62%		1.61%		1.69%		1.70%		1.72%
Expenses, before waivers/reimbursements(d)(e)	1.72	%^	1.70%		1.69%		1.70%		1.70%		1.72%
Net investment income	4.22	%(b)^†	2.50	%(b)	2.79	%(b)	2.41	%(b)	1.26%		1.25%
Portfolio turnover rate	8%		14%		9%		15%		4%		34%

See footnote summary on page 86.

AB WEALTH STRATEGIES •	73

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Balanced Wealth Strategy
	Class C
	Six Months Ended February 28, 2017 (unaudited)		Year Ended August 31,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 13.68		$ 13.32		$ 14.15		$ 12.66		$ 11.82		$ 11.42

Income From Investment Operations
Net investment income(a)	.31	(b)†	.29	(b)	.33	(b)	.30	(b)	.15		.14
Net realized and unrealized gain (loss) on investment transactions	.21		.27		(.92)		1.54		.87		.43

Net increase (decrease) in net asset value from operations	.52		.56		(.59)		1.84		1.02		.57

Less: Dividends and Distributions
Dividends from net investment income	(.32)		(.20)		(.24)		(.35)		(.18)		(.16)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.00	)(f)	(.01)

Total dividends and distributions	(.32)		(.20)		(.24)		(.35)		(.18)		(.17)

Net asset value, end of period	$ 13.88		$ 13.68		$ 13.32		$ 14.15		$ 12.66		$ 11.82

Total Return
Total investment return based on net asset value(c)	3.90	%†	4.31%		(4.19)%		14.74%		8.67%		5.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$184,315		$198,792		$220,663		$266,720		$262,751		$296,426
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	1.59	%^	1.61%		1.60%		1.69%		1.69%		1.70%
Expenses, before waivers/reimbursements(d)(e)	1.70	%^	1.69%		1.68%		1.69%		1.69%		1.70%
Net investment income	4.56	%(b)^†	2.17	%(b)	2.40	%(b)	2.20	%(b)	1.17%		1.24%
Portfolio turnover rate	8%		14%		9%		15%		4%		34%

See footnote summary on page 86.

74	• AB WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Balanced Wealth Strategy
	Advisor Class
	Six Months Ended February 28, 2017 (unaudited)		Year Ended August 31,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 13.93		$ 13.58		$ 14.40		$ 12.79		$ 11.88		$ 11.51

Income From Investment Operations
Net investment income(a)	.38	(b)†	.42	(b)	.48	(b)	.43	(b)	.27		.24
Net realized and unrealized gain (loss) on investment transactions	.23		.28		(.94)		1.57		.89		.45

Net increase (decrease) in net asset value from operations	.61		.70		(.46)		2.00		1.16		.69

Less: Dividends and Distributions
Dividends from net investment income	(.47)		(.35)		(.36)		(.39)		(.25)		(.30)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.00	)(f)	(.02)

Total dividends and distributions	(.47)		(.35)		(.36)		(.39)		(.25)		(.32)

Net asset value, end of period	$ 14.07		$ 13.93		$ 13.58		$ 14.40		$ 12.79		$ 11.88

Total Return
Total investment return based on net asset value(c)	4.49	%†	5.30%		(3.21)%		15.94%		9.81%		6.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$85,281		$88,863		$94,932		$109,579		$95,982		$103,716
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	.58	%^	.61%		.60%		.68%		.69%		.70%
Expenses, before waivers/reimbursements(d)(e)	.70	%^	.69%		.68%		.69%		.69%		.70%
Net investment income	5.59	%(b)^†	3.16	%(b)	3.42	%(b)	3.17	%(b)	2.14%		2.12%
Portfolio turnover rate	8%		14%		9%		15%		4%		34%

See footnote summary on page 86.

AB WEALTH STRATEGIES •	75

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Balanced Wealth Strategy
	Class R
	Six Months Ended February 28, 2017 (unaudited)		Year Ended August 31,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 13.77		$ 13.39		$ 14.21		$ 12.69		$ 11.82		$ 11.44

Income From Investment Operations
Net investment income(a)	.33	(b)†	.36	(b)	.38	(b)	.41	(b)	.20		.18
Net realized and unrealized gain (loss) on investment transactions	.22		.25		(.92)		1.47		.87		.42

Net increase (decrease) in net asset value from operations	.55		.61		(.54)		1.88		1.07		.60

Less: Dividends and Distributions
Dividends from net investment income	(.37)		(.23)		(.28)		(.36)		(.20)		(.20)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.00	)(f)	(.02)

Total dividends and distributions	(.37)		(.23)		(.28)		(.36)		(.20)		(.22)

Net asset value, end of period	$ 13.95		$ 13.77		$ 13.39		$ 14.21		$ 12.69		$ 11.82

Total Return
Total investment return based on net asset value(c)	4.10	%†	4.69%		(3.82)%		15.09%		9.13%		5.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,670		$6,381		$10,762		$11,761		$17,316		$20,020
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	1.24	%^	1.27%		1.26%		1.34%		1.35%		1.35%
Expenses, before waivers/reimbursements(d)(e)	1.36	%^	1.35%		1.34%		1.35%		1.35%		1.35%
Net investment income	4.91	%(b)^†	2.70	%(b)	2.71	%(b)	3.05	%(b)	1.62%		1.56%
Portfolio turnover rate	8%		14%		9%		15%		4%		34%

See footnote summary on page 86.

76	• AB WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Balanced Wealth Strategy
	Class K
	Six Months Ended February 28, 2017 (unaudited)		Year Ended August 31,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 13.80		$ 13.44		$ 14.26		$ 12.71		$ 11.83		$ 11.45

Income From Investment Operations
Net investment income(a)	.34	(b)†	.38	(b)	.38	(b)	.35	(b)	.22		.23
Net realized and unrealized gain (loss) on investment transactions	.23		.28		(.89)		1.58		.88		.43

Net increase (decrease) in net asset value from operations	.57		.66		(.51)		1.93		1.10		.66

Less: Dividends and Distributions
Dividends from net investment income	(.41)		(.30)		(.31)		(.38)		(.22)		(.26)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.00	)(f)	(.02)

Total dividends and distributions	(.41)		(.30)		(.31)		(.38)		(.22)		(.28)

Net asset value, end of period	$ 13.96		$ 13.80		$ 13.44		$ 14.26		$ 12.71		$ 11.83

Total Return
Total investment return based on net asset value(c)	4.26	%†	5.04%		(3.55)%		15.44%		9.40%		5.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,524		$27,129		$30,439		$29,819		$25,081		$30,538
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	.93	%^	.95%		.95%		1.03%		1.04%		1.02%
Expenses, before waivers/reimbursements(d)(e)	1.04	%^	1.03%		1.03%		1.04%		1.04%		1.02%
Net investment income	5.01	%(b)^†	2.85	%(b)	2.74	%(b)	2.59	%(b)	1.76%		1.95%
Portfolio turnover rate	8%		14%		9%		15%		4%		34%

See footnote summary on page 86.

AB WEALTH STRATEGIES •	77

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Balanced Wealth Strategy
	Class I
	Six Months Ended February 28, 2017 (unaudited)		Year Ended August 31,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 13.89		$ 13.54		$ 14.35		$ 12.76		$ 11.85		$ 11.48

Income From Investment Operations
Net investment income(a)	.38	(b)†	.42	(b)	.49	(b)	.43	(b)	.26		.27
Net realized and unrealized gain (loss) on investment transactions	.22		.27		(.95)		1.55		.89		.42

Net increase (decrease) in net asset value from operations	.60		.69		(.46)		1.98		1.15		.69

Less: Dividends and Distributions
Dividends from net investment income	(.47)		(.34)		(.35)		(.39)		(.24)		(.30)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.00	)(f)	(.02)

Total dividends and distributions	(.47)		(.34)		(.35)		(.39)		(.24)		(.32)

Net asset value, end of period	$ 14.02		$ 13.89		$ 13.54		$ 14.35		$ 12.76		$ 11.85

Total Return
Total investment return based on net asset value(c)	4.41	%†	5.28%		(3.18)%		15.82%		9.82%		6.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,711		$11,299		$11,912		$14,204		$12,653		$12,925
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	.60	%^	.63%		.62%		.70%		.71%		.70%
Expenses, before waivers/reimbursements(d)(e)	.72	%^	.71%		.70%		.71%		.71%		.70%
Net investment income	5.55	%(b)^†	3.14	%(b)	3.45	%(b)	3.14	%(b)	2.12%		2.34%
Portfolio turnover rate	8%		14%		9%		15%		4%		34%

See footnote summary on page 86.

78	• AB WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Conservative Wealth Strategy
	Class A
	Six Months Ended February 28, 2017 (unaudited)		Year Ended August 31,
			2016		2015		2014		2013	2012

Net asset value, beginning of period	$ 12.38		$ 12.18		$ 12.43		$ 11.59		$ 11.34	$ 11.17

Income From Investment Operations
Net investment income(a)	.27	(b)	.27	(b)	.28	(b)	.23	(b)	.20	.23
Net realized and unrealized gain (loss) on investment transactions	(.02)		.19		(.48)		.82		.25	.20

Net increase (decrease) in net asset value from operations	.25		.46		(.20)		1.05		.45	.43

Less: Dividends
Dividends from net investment income	(.31)		(.26)		(.05)		(.21)		(.20)	(.26)

Net asset value, end of period	$ 12.32		$ 12.38		$ 12.18		$ 12.43		$ 11.59	$ 11.34

Total Return
Total investment return based on net asset value(c)	2.03%		3.86%		(1.59)%		9.20%		3.93%	3.93%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$168,874		$180,380		$189,751		$209,189		$219,653	$255,748
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	.97	%^	.94%		.92%		1.02%		1.03%	1.02%
Expenses, before waivers/reimbursements(d)(e)	1.02	%^	1.00%		.98%		1.03%		1.03%	1.02%
Net investment income	4.46	%(b)^	2.20	%(b)	2.28	%(b)	1.88	%(b)	1.70%	2.08%
Portfolio turnover rate	6%		5%		6%		11%		4%	21%

See footnote summary on page 86.

AB WEALTH STRATEGIES •	79

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Conservative Wealth Strategy
	Class B
	Six Months Ended February 28, 2017 (unaudited)		Year Ended August 31,
			2016		2015		2014		2013	2012

Net asset value, beginning of period	$ 12.23		$ 12.00		$ 12.29		$ 11.50		$ 11.29	$ 11.10

Income From Investment Operations
Net investment income(a)	.20	(b)	.21	(b)	.22	(b)	.15	(b)	.12	.16
Net realized and unrealized gain (loss) on investment transactions	(.01)		.16		(.51)		.81		.24	.19

Net increase (decrease) in net asset value from operations	.19		.37		(.29)		.96		.36	.35

Less: Dividends
Dividends from net investment income	– 0	–	(.14)		– 0	–	(.17)		(.15)	(.16)

Net asset value, end of period	$ 12.42		$ 12.23		$ 12.00		$ 12.29		$ 11.50	$ 11.29

Total Return
Total investment return based on net asset value(c)	1.55%		3.11%		(2.36)%		8.46%		3.17%	3.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,006		$5,150		$18,706		$37,181		$52,372	$76,229
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	1.73	%^	1.69%		1.68%		1.73%		1.74%	1.75%
Expenses, before waivers/reimbursements(d)(e)	1.79	%^	1.75%		1.74%		1.74%		1.74%	1.75%
Net investment income	3.22	%(b)^	1.77	%(b)	1.80	%(b)	1.28	%(b)	1.06%	1.42%
Portfolio turnover rate	6%		5%		6%		11%		4%	21%

See footnote summary on page 86.

80	• AB WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Conservative Wealth Strategy
	Class C
	Six Months Ended February 28, 2017 (unaudited)		Year Ended August 31,
			2016		2015		2014		2013	2012

Net asset value, beginning of period	$ 12.17		$ 12.00		$ 12.29		$ 11.50		$ 11.29	$ 11.10

Income From Investment Operations
Net investment income(a)	.22	(b)	.17	(b)	.19	(b)	.14	(b)	.11	.15
Net realized and unrealized gain (loss) on investment transactions	(.03)		.19		(.48)		.82		.25	.21

Net increase (decrease) in net asset value from operations	.19		.36		(.29)		.96		.36	.36

Less: Dividends
Dividends from net investment income	(.20)		(.19)		– 0	–	(.17)		(.15)	(.17)

Net asset value, end of period	$ 12.16		$ 12.17		$ 12.00		$ 12.29		$ 11.50	$ 11.29

Total Return
Total investment return based on net asset value(c)	1.61%		3.09%		(2.36)%		8.47%		3.18%	3.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66,824		$73,686		$83,574		$95,109		$104,830	$124,847
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	1.72	%^	1.69%		1.68%		1.73%		1.73%	1.73%
Expenses, before waivers/reimbursements(d)(e)	1.78	%^	1.75%		1.74%		1.73%		1.73%	1.73%
Net investment income	3.69	%(b)^	1.45	%(b)	1.54	%(b)	1.20	%(b)	.98%	1.39%
Portfolio turnover rate	6%		5%		6%		11%		4%	21%

See footnote summary on page 86.

AB WEALTH STRATEGIES •	81

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Conservative Wealth Strategy
	Advisor Class
	Six Months Ended February 28, 2017 (unaudited)		Year Ended August 31,
			2016		2015		2014		2013	2012

Net asset value, beginning of period	$ 12.45		$ 12.24		$ 12.48		$ 11.62		$ 11.35	$ 11.19

Income From Investment Operations
Net investment income(a)	.27	(b)	.32	(b)	.33	(b)	.24	(b)	.24	.27
Net realized and unrealized gain (loss) on investment transactions	(.02)		.17		(.49)		.85		.24	.19

Net increase (decrease) in net asset value from operations	.25		.49		(.16)		1.09		.48	.46

Less: Dividends
Dividends from net investment income	(.33)		(.28)		(.08)		(.23)		(.21)	(.30)

Net asset value, end of period	$ 12.37		$ 12.45		$ 12.24		$ 12.48		$ 11.62	$ 11.35

Total Return
Total investment return based on net asset value(c)	2.10%		4.12%		(1.31)%		9.52%		4.27%	4.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,902		$12,277		$13,802		$16,800		$11,701	$13,501
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	.71	%^	.69%		.67%		.72%		.73%	.72%
Expenses, before waivers/reimbursements(d)(e)	.77	%^	.75%		.73%		.73%		.73%	.72%
Net investment income	4.48	%(b)^	2.60	%(b)	2.66	%(b)	1.97	%(b)	2.03%	2.40%
Portfolio turnover rate	6%		5%		6%		11%		4%	21%
See footnote summary on page 86.

82	• AB WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Conservative Wealth Strategy
	Class R
	Six Months Ended February 28, 2017 (unaudited)		Year Ended August 31,
			2016		2015		2014		2013	2012

Net asset value, beginning of period	$ 12.36		$ 12.15		$ 12.42		$ 11.60		$ 11.37	$ 11.19

Income From Investment Operations
Net investment income(a)	.25	(b)	.25	(b)	.25	(b)	.19	(b)	.15	.22
Net realized and unrealized gain (loss) on investment transactions	(.05)		.17		(.50)		.82		.25	.16

Net increase (decrease) in net asset value from operations	.20		.42		(.25)		1.01		.40	.38

Less: Dividends
Dividends from net investment income	(.25)		(.21)		(.02)		(.19)		(.17)	(.20)

Net asset value, end of period	$ 12.31		$ 12.36		$ 12.15		$ 12.42		$ 11.60	$ 11.37

Total Return
Total investment return based on net asset value(c)	1.70%		3.56%		(2.02)%		8.84%		3.53%	3.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,593		$4,532		$5,632		$7,237		$7,280	$8,059
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	1.37	%^	1.34%		1.34%		1.39%		1.39%	1.39%
Expenses, before waivers/reimbursements(d)(e)	1.43	%^	1.40%		1.40%		1.39%		1.39%	1.39%
Net investment income	4.04	%(b)^	2.03	%(b)	2.00	%(b)	1.54	%(b)	1.27%	1.94%
Portfolio turnover rate	6%		5%		6%		11%		4%	21%

See footnote summary on page 86.

AB WEALTH STRATEGIES •	83

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Conservative Wealth Strategy
	Class K
	Six Months Ended February 28, 2017 (unaudited)		Year Ended August 31,
			2016		2015		2014		2013	2012

Net asset value, beginning of period	$ 12.35		$ 12.15		$ 12.41		$ 11.57		$ 11.32	$ 11.16

Income From Investment Operations
Net investment income(a)	.26	(b)	.25	(b)	.27	(b)	.24	(b)	.18	.20
Net realized and unrealized gain (loss) on investment transactions	(.03)		.20		(.49)		.81		.26	.22

Net increase (decrease) in net asset value from operations	.23		.45		(.22)		1.05		.44	.42

Less: Dividends
Dividends from net investment income	(.29)		(.25)		(.04)		(.21)		(.19)	(.26)

Net asset value, end of period	$ 12.29		$ 12.35		$ 12.15		$ 12.41		$ 11.57	$ 11.32

Total Return
Total investment return based on net asset value(c)	1.90%		3.82%		(1.73)%		9.22%		3.91%	3.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,003		$7,277		$8,204		$8,611		$8,519	$9,039
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	1.06	%^	1.03%		1.01%		1.08%		1.07%	1.05%
Expenses, before waivers/reimbursements(d)(e)	1.12	%^	1.09%		1.07%		1.08%		1.07%	1.05%
Net investment income	4.35	%(b)^	2.08	%(b)	2.19	%(b)	1.97	%(b)	1.58%	1.82%
Portfolio turnover rate	6%		5%		6%		11%		4%	21%

See footnote summary on page 86.

84	• AB WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Conservative Wealth Strategy
	Class I
	Six Months Ended February 28, 2017 (unaudited)		Year Ended August 31,
			2016		2015		2014		2013	2012

Net asset value, beginning of period	$ 12.42		$ 12.21		$ 12.46		$ 11.60		$ 11.33	$ 11.17

Income From Investment Operations
Net investment income(a)	.29	(b)	.29	(b)	.41	(b)	.31	(b)	.23	.35
Net realized and unrealized gain (loss) on investment transactions	(.03)		.20		(.59)		.78		.25	.11

Net increase (decrease) in net asset value from operations	.26		.49		(.18)		1.09		.48	.46

Less: Dividends
Dividends from net investment income	(.34)		(.28)		(.07)		(.23)		(.21)	(.30)

Net asset value, end of period	$ 12.34		$ 12.42		$ 12.21		$ 12.46		$ 11.60	$ 11.33

Total Return
Total investment return based on net asset value(c)	2.12%		4.11%		(1.41)%		9.54%		4.26%	4.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$483		$453		$454		$538		$874	$1,118
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	.74	%^	.72%		.70%		.75%		.75%	.73%
Expenses, before waivers/reimbursements(d)(e)	.79	%^	.77%		.76%		.75%		.75%	.73%
Net investment income	4.69	%(b)^	2.41	%(b)	3.32	%(b)	2.56	%(b)	1.98%	3.04%
Portfolio turnover rate	6%		5%		6%		11%		4%	21%

See footnote summary on page 86.

AB WEALTH STRATEGIES •	85

Financial Highlights

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Strategy distributions or the redemption of Strategy shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Expense ratios do not include expenses of the affiliated/unaffiliated Underlying Portfolios in which the Strategy invests. For the periods shown below, the acquired fund fees of the affiliated/unaffiliated Underlying Portfolios including interest expense were as follows:

	Six Months Ended February 28, 2017 (unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
AB Wealth Appreciation Strategy	.39	%^	.41%	.38%	.05%	.04%	.03%
AB Balanced Wealth Strategy	.36	%^	.31%	.27%	.05%	.04%	.03%
AB Conservative Wealth Strategy	.26	%^	.24%	.21%	.04%	.03%	.03%

(e)	In connection with the Strategies’ investments in affiliated underlying portfolios, the Strategies incur no direct expenses, but bear proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Funds in an amount equal to the Funds’ pro rata share of certain acquired fund fees and expenses, and for the period shown below, such waiver amounted to:

	Six Months Ended February 28, 2017 (unaudited)
AB Wealth Appreciation Strategy	.11	%^
AB Balanced Wealth Strategy	.12	%^
AB Conservative Wealth Strategy	.06	%^

(f)	Amount is less than $.005.

†	For the six months ended February 28, 2017 the amount includes a non-recurring refund for overbilling of prior years’ custody out of pocket fees as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return
AB Wealth Appreciation Strategy	$.0003	.004%	.002%
AB Balanced Wealth Strategy	$.0004	.01%	.003%

^	Annualized.

See notes to financial statements.

86	• AB WEALTH STRATEGIES

Financial Highlights

TRUSTEES

Marshall C. Turner, Jr.(1), Chairman John H. Dobkin(1) Michael J. Downey(1) William H. Foulk, Jr.(1) D. James Guzy(1)	Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS
Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Daniel J. Loewy(2), Vice President Christopher H. Nikolich(2), Vice President Vadim Zlotnikov(2), Vice President	Emilie D. Wrapp, Clerk Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller and Chief Accounting Officer Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, each Strategy’s portfolio are made by the Adviser’s Multi-Asset Solutions Team. Messrs. Loewy, Nikolich and Zlotnikov are the investment professionals primarily responsible for the day-to-day management of each Strategy’s portfolio.

AB WEALTH STRATEGIES •	87

Trustees

Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held on August 2-3, 2016 (the “Meeting”):

•	AB Wealth Appreciation Strategy

•	AB Balanced Wealth Strategy

•	AB Conservative Wealth Strategy

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee in respect of each Fund, in which the Senior Officer concluded that the contractual fee for each Fund was reasonable. The directors also discussed the proposed continuances in private sessions with counsel and the Company’s Senior Officer.

The directors noted that instead of investing directly in portfolio securities, each Fund pursues its investment objective by investing in a combination of the portfolios of The AB Pooling Portfolios (“Pooling”) and in AB Cap Fund, Inc.—AB Multi-Manager Alternative Strategies Fund. The directors noted that with the recent withdrawal from Pooling of assets of an unaffiliated institutional investor, the Funds and three other Wealth Strategies are the only remaining investors in Pooling, and that they expected to receive a proposal from the Adviser for changes to Pooling at a future date.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB

88	• AB WEALTH STRATEGIES

Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Funds and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The directors approved continuance of the Advisory Agreement in respect of each Fund contingent on the continuance of the current fee waivers and expense caps related to the Funds’ investment in investment companies advised by the Adviser for the period of the contract continuance on terms at least as favorable to the Funds. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that AB Wealth Appreciation Strategy will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of AB Wealth Appreciation Strategy, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

AB WEALTH STRATEGIES •	89

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the underlying funds advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients; 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; brokerage commissions paid by the Funds to brokers affiliated with the Adviser; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is

90	• AB WEALTH STRATEGIES

not affiliated with the Adviser, showing the performance of the Class A Shares of each Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares of each Fund against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2016 and (in the case of comparisons with the broad-based securities market index) the period since inception.

AB Wealth Appreciation Strategy

AB Conservative Wealth Strategy

Based on their review, and their discussion with the Adviser of the reasons for each Fund’s underperformance in certain periods, the directors concluded that each Fund’s investment performance was acceptable.

AB Balanced Wealth Strategy

Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by each Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as such Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered each Fund’s contractual effective advisory fee rate against a peer group median and, in the case of AB Wealth Appreciation Strategy, took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Adviser informed the directors that there were no institutional products managed by it that have a substantially similar investment style. In the case of AB Balanced Wealth Strategy, the directors noted that the Adviser advises another AB Fund with a similar investment style for the same fee schedule as the Fund.

The directors also considered the total expense ratio of the Class A shares of each Fund in comparison to a peer group and a peer universe selected by Broadridge. The expense ratio of each Fund was based on the Fund’s latest fiscal year. The directors noted the effects of any fee waivers and/or expense reimbursements as a result of an undertaking by the Adviser. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some

AB WEALTH STRATEGIES •	91

cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others.

AB Wealth Appreciation Strategy

AB Conservative Wealth Strategy

After reviewing and discussing the Adviser’s explanations of the reasons that each Fund’s expense ratio was above the medians, the directors concluded that each Fund’s expense ratio was acceptable.

AB Balanced Wealth Strategy

After reviewing and discussing the Adviser’s explanations of the reasons that the Fund’s expense ratio was above the peer group median, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for the Funds contain breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

92	• AB WEALTH STRATEGIES

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Relative Value Fund*

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund*

Tax-Managed International Portfolio

International/Global Growth

Concentrated International Growth Portfolio

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

FIXED INCOME (continued)

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio*

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio*

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund; prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to April 17, 2017, Tax-Managed All Market Income Portfolio was named Tax-Managed Balanced Wealth Strategy; prior to April 24, 2017, All Market Total Return Portfolio was named Balanced Wealth Strategy.

AB WEALTH STRATEGIES •	93

AB Family of Funds

NOTES

94	• AB WEALTH STRATEGIES

NOTES

AB WEALTH STRATEGIES •	95

NOTES

96	• AB WEALTH STRATEGIES

NOTES

AB WEALTH STRATEGIES •	97

NOTES

98	• AB WEALTH STRATEGIES

NOTES

AB WEALTH STRATEGIES •	99

NOTES

100	• AB WEALTH STRATEGIES

AB WEALTH STRATEGIES

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

WS-0152-0217

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 26, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 26, 2017